UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-7603
                           ---------------------------

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                       -----------------------------------
               (Exact name of registrant as specified in charter)

     Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108
                     ---------------------------------------
               (Address of principal executive offices) (Zip code)

                                Barbara A. McCann
                             President and Secretary
                       One Boston Place, Boston, MA 02108
                  --------------------------------------------
                     (Name and address of agent for service)

                                 with a copy to:

                           Christopher P. Harvey, Esq.
                    Wilmer Cutler Pickering Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109

       Registrant's telephone number, including area code: (617) 248-6000
                  ---------------------------------------------

                      Date of fiscal year end: December 31
                         ------------------------------

                     Date of reporting period: June 30, 2007
                           ---------------------------

                                               [Logo] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds

Semiannual Report                       Standish Mellon
                                        Fixed Income Fund
--------------------------------------------------------------------------------
June 30, 2007 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://www.melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://www.melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   Mellon Institutional Funds Investment Trust
                        Standish Mellon Fixed Income Fund

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                        Expenses Paid
                                       Beginning          Ending       During Period(t)
                                     Account Value     Account Value   January 1, 2007
                                    January 1, 2007    June 30, 2007   to June 30, 2007
                                    ---------------    -------------   ----------------
Actual                                $   1,000.00     $   1,008.60       $   2.49
Hypothetical (5% return
  per year before expenses)           $   1,000.00     $   1,022.32       $   2.51

------------
+ Expenses are equal to the Fund's annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example reflects the combined expenses of the Fund and the master portfolio in which it invests all its assets.

                   Mellon Institutional Funds Investment Trust
                        Standish Mellon Fixed Income Fund

              Portfolio Information as of June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

The Standish Mellon Fixed Income Fund invests all of its investable assets in an interest of the Standish Mellon Fixed Income Portfolio (See Note 1 of the Fund's Notes to Financial Statements). The Portfolio is actively managed. Current holdings may be different than those presented below.

                                                                   Percentage of
Summary of Combined Ratings                                         Investments
--------------------------------------------------------------------------------
Quality Breakdown
--------------------------------------------------------------------------------
AAA and higher                                                          60.6%
AA                                                                       5.9
A                                                                       13.4
BBB                                                                     16.5
BB                                                                       2.5
B                                                                        1.1
                                                                       -----
                                                                       100.0%

Based on ratings from Standard & Poor's and/or Moody's Investors Services. If a security receives split (different) ratings from multiple rating organizations, the Portfolio treats the security as being rated in the higher rating category.

                                                                         Percentage  of
Top Ten Holdings*                 Rate                Maturity            Investments
----------------------------------------------------------------------------------------
U.S. Treasury Note               4.500%               5/15/2017              6.5%
FNMA (TBA)                       5.500                 7/1/2035              5.0
U.S. Treasury Note               5.125                6/30/2008              4.1
FNMA (TBA)                       5.000                 7/1/2035              3.8
FNMA (TBA)                       6.000                 7/1/2035              2.9
FNMA (TBA)                       6.000                 7/1/2020              2.5
FGCI (TBA)                       5.500                 7/1/2018              2.1
FNMA (TBA)                       5.000                 7/1/2020              1.9
US Treasury Bond                 4.750                2/15/2037              1.9
FGCI (TBA)                       5.000                 5/1/2017              1.3
                                                                            ----
                                                                            32.0%

*    Excluding short-term investments and investment of cash collateral.

                                                                  Percentage  of
Economic Sector Allocation                                          Investments
--------------------------------------------------------------------------------
Government/Agency                                                       17.2%
Corporate                                                               29.7
Emerging Markets                                                         1.5
Mortgage Pass-Thru                                                      28.8
ABS/CMO/CMBS                                                            20.0
Municipal                                                                1.4
Cash & Equivalents                                                       1.4
                                                                       -----
                                                                       100.0%

                   Mellon Institutional Funds Investment Trust
                        Standish Mellon Fixed Income Fund

          Statement of Assets and Liabilities June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investment in Standish Mellon Fixed Income Portfolio ("Portfolio"), at value (Note 1A)                              $ 568,173,393
  Receivable for Fund shares sold                                                                                         6,401,645
  Prepaid expenses                                                                                                           13,875
                                                                                                                      -------------
    Total assets                                                                                                        574,588,913
Liabilities
  Payable for Fund shares redeemed                                                        $   1,965,923
  Accrued administrative services expense (Note 2)                                              104,765
  Accrued professional fees                                                                      27,809
  Accrued transfer agent fees (Note 2)                                                           11,704
  Accrued shareholder reporting expense (Note 2)                                                  2,218
  Accrued trustees' fees (Note 2)                                                                   453
  Accrued chief compliance officer fee (Note 2)                                                     339
  Other accrued expenses and liabilities                                                          1,753
                                                                                          -------------
    Total liabilities                                                                                                     2,114,964
                                                                                                                      -------------
Net Assets                                                                                                            $ 572,473,949
                                                                                                                      =============
Net Assets consist of:
  Paid-in capital                                                                                                     $ 766,703,996
  Accumulated net realized loss                                                                                        (190,613,540)
  Undistributed net investment income                                                                                       347,212
  Net unrealized depreciation                                                                                            (3,963,719)
                                                                                                                      -------------
Total Net Assets                                                                                                      $ 572,473,949
                                                                                                                      =============
Shares of beneficial interest outstanding                                                                                29,611,655
                                                                                                                      =============
Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                                                                     $       19.33
                                                                                                                      =============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                        Standish Mellon Fixed Income Fund

                             Statement of Operations
               For the Six Months Ended June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Interest and security lending income allocated from Portfolio                                                       $ 14,787,635
  Dividend income allocated from Portfolio                                                                                 558,974
  Expenses allocated from Portfolio                                                                                     (1,197,098)
                                                                                                                      ------------
    Net investment income allocated from Portfolio                                                                      14,149,511

Expenses
  Administrative service fees (Note 2)                                                    $   138,566
  Professional fees                                                                            26,275
  Registration fees                                                                            12,980
  Transfer agent fees (Note 2)                                                                 11,128
  Trustees' fees and expenses (Note 2)                                                          1,031
  Insurance expense                                                                               669
  Miscellaneous expenses                                                                       10,574
                                                                                          -----------
    Total expenses                                                                            201,223

Deduct:
  Reimbursement of Fund operating expenses (Note 2)                                              (197)
                                                                                          -----------
    Net expenses                                                                                                           201,026
                                                                                                                      ------------
      Net investment income                                                                                             13,948,485
                                                                                                                      ------------

Realized and Unrealized Gain (Loss)
  Net realized gain (loss) allocated from Portfolio on:
    Investments                                                                            (8,833,154)
    Financial futures transactions                                                          1,068,150
    Foreign currency transactions and forward foreign currency exchange transactions          717,911
    Swap transactions                                                                          51,754
                                                                                          -----------
      Net realized gain (loss)                                                                                          (6,995,339)
  Change in unrealized appreciation (depreciation) allocated from Portfolio on:
    Investments                                                                            (1,538,424)
    Financial futures contracts                                                              (188,730)
    Foreign currency translation and forward foreign currency exchange contracts             (177,265)
    Swap contracts                                                                           (391,867)
                                                                                          -----------
      Net change in net unrealized appreciation (depreciation)                                                          (2,296,286)
                                                                                                                      ------------
    Net realized and unrealized gain (loss) allocated from the Portfolio                                                (9,291,625)
                                                                                                                      ------------
Net Increase in Net Assets from Operations                                                                            $  4,656,860
                                                                                                                      ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                        Standish Mellon Fixed Income Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                        For the
                                                                                    Six Months Ended        For the
                                                                                     June 30, 2007        Year Ended
                                                                                      (Unaudited)      December 31, 2006
                                                                                     -------------     -----------------
Increase (Decrease) in Net Assets:

From Operations
  Net investment income                                                              $  13,948,485       $  22,655,244
  Net realized gain (loss)                                                              (6,995,339)           (325,644)
  Change in net unrealized appreciation (depreciation)                                  (2,296,286)         (1,264,069)
                                                                                     -------------       -------------
  Net increase (decrease) in net assets from investment operations                       4,656,860          21,065,531
                                                                                     -------------       -------------

Distributions to Shareholders (Note 1C)
  From net investment income                                                           (12,848,897)        (22,263,301)
                                                                                     -------------       -------------
  Total distributions to shareholders                                                  (12,848,897)        (22,263,301)
                                                                                     -------------       -------------

Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                                      71,192,909         177,478,086
  Value of shares issued to shareholders in reinvestment of distributions                8,841,800          15,312,591
  Cost of shares redeemed (net of redemption
    fees of $4,935 and $4,451, respectively)                                           (58,941,082)        (87,911,791)
                                                                                     -------------       -------------
  Net increase (decrease) in net assets from Fund share transactions                    21,093,627         104,878,886
                                                                                     -------------       -------------

Total Increase (Decrease) in Net Assets                                                 12,901,590         103,681,116

Net Assets
  At beginning of period                                                               559,572,359         455,891,243
                                                                                     -------------       -------------
  At end of period [including undistributed investment income of $347,212
    and distributions in excess of investment income of $752,376, respectively]      $ 572,473,949       $ 559,572,359
                                                                                     =============       =============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                       Standish Mellon Fixed Income Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                 For the
                                            Six Months Ended                       Year Ended December 31,
                                              June 30, 2007       --------------------------------------------------------------
                                               (Unaudited)          2006         2005         2004         2003           2002
                                              -------------       ---------    ---------    ---------    ---------       -------
Net Asset Value, Beginning of Period            $   19.61         $   19.66    $   20.08    $   20.08    $   19.70     $   18.93
                                                ---------         ---------    ---------    ---------    ---------       -------
From Operations:
  Net investment income* (a)                         0.49              0.93         0.82         0.77         0.75          0.93
  Net realized and unrealized gains (loss)
    on investments                                  (0.32)            (0.10)       (0.23)        0.36         0.28          0.71
                                                ---------         ---------    ---------    ---------    ---------       -------
Total from investment operations                     0.17              0.83         0.59         1.13         1.03          1.64
                                                ---------         ---------    ---------    ---------    ---------       -------
Less Distributions to Shareholders:
  From net investment income                        (0.45)            (0.88)       (1.01)       (1.13)       (0.65)        (0.87)
                                                ---------         ---------    ---------    ---------    ---------       -------
Total distributions to shareholders                 (0.45)            (0.88)       (1.01)       (1.13)       (0.65)        (0.87)
                                                ---------         ---------    ---------    ---------    ---------       -------
Net Asset Value, End of Period                  $   19.33         $   19.61    $   19.66    $   20.08    $   20.08       $ 19.70
                                                =========         =========    =========    =========    =========       =======
Total Return                                         0.86%(b)(c)       4.38%        2.96%        5.74%        5.24%(c)      8.89%(c)
Ratios/Supplemental data:
  Expenses (to average daily net assets)*(d)         0.50%(e)          0.50%        0.49%        0.48%        0.42%         0.38%
  Net Investment Income (to average daily
    net assets)*                                     4.99%(e)          4.75%        4.09%        3.77%        3.76%         4.86%
  Net Assets, End of Period (000's omitted)     $ 572,474         $ 559,572    $ 455,891    $ 463,307    $ 595,789     $ 941,240

----------------
* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the ratios without waivers and reimbursements would have been:

Net investment income per share (a)             $    0.49               N/A          N/A          N/A    $    0.73     $    0.93
Ratios (to average daily net assets):
  Expenses(d)                                        0.50%(e)           N/A          N/A          N/A         0.45%         0.42%
  Net investment income                              4.99%(e)           N/A          N/A          N/A         3.73%         4.82%

(a)  Calculated based on average shares outstanding.
(b)  Not annualized.
(c)  Total return would have been lower in the absence of expense waivers.
(d)  Includes the Fund's share of the Portfolio's allocated expenses.
(e)  Calculated on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                        Standish Mellon Fixed Income Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Organization and Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Fixed Income Fund (the "Fund") is a separate diversified investment series of the Trust.

     The objective of the Fund is primarily to achieve a high level of current income, consistent with conserving principal and liquidity, and secondarily to seek capital appreciation when changes in interest rates and economic conditions indicate that capital appreciation may be available without significant risk to principal. The Fund invests all of its investable assets in an interest of Standish Mellon Fixed Income Portfolio (the "Portfolio"), a subtrust of Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust and has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in fixed income securities issued by U.S. and foreign governments and companies. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (100% at June 30, 2007). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A.   Investment security valuations

     Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange ("NYSE") is open. The Fund records its investment in the Portfolio at value. The Portfolio values its securities at value as discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B.   Securities transactions and income

     The Fund's investment in the Portfolio is recorded on settlement date. The Portfolio's securities transactions are recorded as of the trade date as discussed in Note 1B of the Portfolio's Notes to Financial Statements, which are included elsewhere in the report. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Fund represent pro rata shares of gains and losses of the Portfolio.

     C.   Distributions to shareholders

     Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions from capital gains, if any, after reduction of capital losses are declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash.

     Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences which may result in reclassifications, are primarily due to wash sales, foreign currency gains and losses, post-October losses, capital loss carryovers, and the timing of recognition of realized and unrealized gains and losses on futures contracts.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income(loss), accumulated net realized gain (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

                   Mellon Institutional Funds Investment Trust
                        Standish Mellon Fixed Income Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     D.   Expenses

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among funds of the Trust and/or portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

     E.   Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

     F.   New accounting requirements

     In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

(2)  Investment Advisory Fee and Other Transactions with Affiliates:

     The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of The Bank of New York Mellon Corporation ("BNY Mellon"), for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Standish Mellon voluntarily agreed to limit the total operating expenses of the Fund and its pro rata share of the Portfolio expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.50% of the Fund's average daily net assets. Pursuant to this agreement, for the six months ended June 30, 2007, Standish Mellon voluntarily reimbursed the Fund $197 of its operating expenses. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

     The Trust entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of BNY Mellon and an affiliate of Standish Mellon, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services, the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $11,128, for the six months ended June 30, 2007.

     The Trust has contracted Mellon Investor Services LLC, a wholly owned subsidiary of BNY Mellon and an affiliate of Standish Mellon, to provide printing and fulfillment services for the Fund. Pursuant to this agreement, the Fund was charged $2,218, which is included in miscellaneous expenses in the statement of operations for the six months ended June 30, 2007.

     The Trust reimburses BNY Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the six months ended June 30, 2007, the Fund was charged $2,119, which is included in miscellaneous expenses on the statement of operations. No other director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Fund pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee.

     The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator an administrative service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts. For the six months ended June 30, 2007, the Fund was charged $107,064 for fees payable to BNY Mellon Private Wealth Management.

     Effective June 30, 2007, MBSC Securities Corporation ("MBSC"), a wholly owned subsidiary of BNY Mellon and an affiliate of Standish, replaced Mellon Funds Distributor, L.P. as the Fund's principal distributor.

                   Mellon Institutional Funds Investment Trust
                       Standish Mellon Fixed Income Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(3)  Investment Transactions:

     Increases and decreases in the Fund's investment in the Portfolio for the six months ended June 30, 2007, aggregated $80,500,934 and $72,705,104, respectively. The Fund receives a proportionate share of the Portfolio's income, expenses, and realized and unrealized gains and losses based on applicable tax allocation rules. Book/tax differences arise when changes in proportionate interest for funds investing in the Portfolio occur.

(4)  Shares of Beneficial Interest:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                   For the            For the
                                               Six Months Ended     Year Ended
                                                June 30, 2007     December 31, 2006
                                                -------------     -----------------
Shares sold                                        3,626,456          9,061,206
Shares issued to shareholders
for reinvestment of distributions                    453,105            788,837
Share redeemed                                    (2,996,698)        (4,504,759)
                                                 -----------        -----------
Net increase (decrease)                            1,082,863          5,345,284
                                                 ===========        ===========

     At June 30, 2007, two shareholders of record, in the aggregate, held approximately 24% of the total outstanding shares of the Fund. Investment activities of these shareholders could have a material impact on the Fund.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that were acquired through reinvestment of distributions. For the six months ended June 30, 2007 and the year ended December 31, 2006, the Fund received redemption fees of $4,935 and $4,451, which is reflected in the cost of shares redeemed.

(5)  Federal Taxes:

     Each year, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Code. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timely distributions of its income to its shareholders, and the diversification of its assets, the Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gain which are distributed to shareholders.

     In July 2006, FASB issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has evaluated the implications of FIN 48 and determined that it will not have any impact on the financial statements.

     See the corresponding master portfolio for tax basis unrealized appreciation (depreciation) information.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

              Schedule of Investments -- June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                 Par         Value
Security Description                                                            Rate       Maturity             Value      (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--149.8%
BONDS AND NOTES--136.3%
Asset Backed--18.5%
Accredited Mortgage Loan Trust 2006-1 A1(a)(b)                                  5.380%     4/25/2036    USD     457,542  $   457,577
ACE Securities Corp. 2006-ASL1 A(a)(b)                                          5.460      2/25/2036            377,142      377,049
American Express Credit Account Master Trust 2004-C 144A(a)(b)                  5.820      2/15/2012          1,382,067    1,385,059
American General Mortgage Loan Trust 2006-1 A1 144A (a)                         5.750     12/25/2035             65,781       65,634
Americredit Prime Automobile Receivables 2007-1E                                6.960       3/8/2016            940,000      936,503
Bank of America Credit Card Trust 2007-B1 B1(a)(b)                              5.400      6/15/2012          5,700,000    5,693,098
Bank of America Credit Card Trust 2007-C1 C1(a)                                 5.610      6/15/2014          5,250,000    5,237,695
Bayview Financial Acquisition Trust 2005-B 1A6                                  5.208      4/28/2039            200,000      191,554
Capital Auto Receivables Asset Trust 2004-2 D 144A(b)                           5.820      5/15/2012          1,950,000    1,925,343
Capital Auto Receivables Asset Trust 2005-1 C(b)                                4.730      9/15/2010          1,000,000      985,587
Carrington Mortgage Loan Trust 2006-RFC1 A1(a)(b)                               5.360      5/25/2036            683,688      683,441
Centex Home Equity 2006-A AV1(a)(b)                                             5.370      6/25/2036            288,375      288,383
Chaseflex Trust 2006-2 A1A(a)(b)                                                5.590      9/25/2036            589,615      589,305
Citibank Credit Card Issuance Trust 2006-C4 C4(a)(b)                            5.540       1/9/2012          8,400,000    8,395,928
Citicorp Residential Mortgage Securities 2007-2 A1A(b)                          5.983      6/25/2037          3,300,000    3,300,000
Citicorp Residential Mortgage Securities 2007-2 M8                              7.000      6/25/2037            400,000      382,547
Citicorp Residential Mortgage Securities 2007-2 M9                              7.000      6/25/2037          1,000,000      878,164
Citigroup Mortgage Loan Trust, Inc. 2005-WF1 A5(a)                              5.010      2/25/2035            145,000      139,904
Citigroup Mortgage Loan Trust, Inc. 2005-WF2 AF2(b)                             4.922      8/25/2035            400,921      398,958
Citigroup Mortgage Loan Trust, Inc. 2005-WF2 AF7                                5.249      8/25/2035          1,955,000    1,889,280
Citigroup Mortgage Loan Trust, Inc. 2006-WF1 A2A(b)                             5.701      3/25/2036            159,944      159,515
Countrywide Asset-Backed Certificates 2006-SPS1 A(a)(b)                         5.430     12/25/2025          2,019,327    2,018,542
Countrywide Asset-Backed Certificates 2006-SPS2 A(a)(b)                         5.480      5/25/2026          3,722,690    3,720,918
Countrywide Asset-Backed Certificates 2007-4 A1A(a)(b)                          5.440      9/25/2037          1,408,405    1,409,078
Countrywide Asset-Backed Certificates 2007-4 M5                                 6.920      9/25/2037          1,155,000    1,146,345
Credit-Based Asset Servicing and Securities 2005-CB8 AF5                        5.653     12/25/2035            300,000      289,763
Credit-Based Asset Servicing and Securitization 2005-CB7 AF1(b)                 5.208     11/25/2035            325,533      324,371
Credit-Based Asset Servicing and Securitization 2005-CB8 AF1B(b)                5.451     12/25/2035            515,719      513,476
Credit-Based Asset Servicing and Securitization 2006-CB1 AF1(b)                 5.457      1/25/2036            944,754      940,786
Credit-Based Asset Servicing and Securitization 2006-CB2 AF1(b)                 5.717     12/25/2036            307,684      306,573
Credit-Based Asset Servicing and Securitization 2007-CB2 A2A                    5.891      2/25/2037          4,316,883    4,309,080
Credit Suisse Mortgage Capital Certificate 2007-1 1A6A(a)                       5.863      2/25/2037          1,775,000    1,735,297
CS First Boston Mortgage Securities Corp. 2002-HE4 MF1                          6.940      8/25/2032            483,415      486,684
CSAB Mortgage Backed Trust 2006-3 A1A(b)                                        6.000     11/25/2036          3,661,774    3,652,110
First NLC Trust 2005-3 AV2(a)(b)                                                5.550     12/25/2035            779,737      780,158
Ford Credit Auto Owner Trust 144A                                               7.050     12/15/2013            600,000      600,188
Ford Credit Auto Owner Trust 2004-A C                                           4.190      7/15/2009            975,000      970,397
Ford Credit Auto Owner Trust 2005-B B(b)                                        4.640      4/15/2010          1,465,000    1,452,604
Ford Credit Auto Owner Trust 2006-C C                                           5.470      9/15/2012            590,000      582,095
GMAC Mortgage Corp. Loan Trust 2006-HE3 A1(a)(b)                                5.420     10/25/2036          1,301,345    1,301,400
Green Tree Financial Corp. 1994-7 M1(b)                                         9.250      3/15/2020            576,677      594,335
GSAA Home Equity Trust 2006-7 AV1(a)(b)                                         5.400      3/25/2046          1,192,660    1,192,598
GSAMP Trust 2006-S4 A1(a)(b)                                                    5.410      5/25/2036            690,992      691,023
Home Equity Asset Trust 2005-8 2A1(a)(b)                                        5.430      2/25/2036            172,714      172,738
Home Equity Mortgage Trust 2006-3 A1(a)(b)                                      5.472      9/25/2036            942,975      942,741
Home Equity Mortgage Trust 2006-4 A1                                            5.671     11/25/2036            404,300      404,754
Home Equity Mortgage Trust 2006-5 A1(b)                                         5.500      1/25/2037          2,569,858    2,567,261
Hyundai Auto Receivables Trust 2004-A B                                         3.460      8/15/2011             39,534       38,868
Hyundai Auto Receivables Trust 2006-A A2                                        5.130      2/16/2009             19,878       19,882

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

              Schedule of Investments -- June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                 Par         Value
Security Description                                                            Rate       Maturity             Value      (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
Asset Backed (continued)
JP Morgan Acquisition Corp. 2006-CW1 A2(a)(b)                                   5.360%     5/25/2036    USD     332,940  $   332,962
JP Morgan Alternative Loan Trust 2006-S4 A6                                     5.710     12/25/2036          1,265,000    1,234,261
JP Morgan Mortgage Acquisition Corp. 2007-HE1 AF1(a)(b)                         5.420       4/1/2037          2,715,481    2,715,481
MBNA Credit Card Master Note Trust 2002-C1 C1                                   6.800      7/15/2014             65,000       67,799
Merrill Lynch Mortgage Trust, Inc. 2005-CIP1 A2                                 4.960      7/12/2038          1,090,000    1,073,682
Merrill Lynch Mortgage Trust, Inc. 2005-CKI1 A2 (a)                             5.396     11/12/2037            375,000      372,266
Morgan Stanley ABS Capital I 2006-HE3 A2A (a) (b)                               5.360      4/25/2036            330,637      330,510
Morgan Stanley Home Equity Loans 2006-1 B1 (a)                                  6.870     12/25/2035            175,000      151,282
Nationstar Home Equity Loan Trust 2007-C 2AV1(a)                                5.380      6/25/2037          2,095,000    2,095,000
Newcastle Mortgage Securities Trust 2006-1 A1 (a) (b)                           5.390      3/25/2036            828,448      828,225
Nomura Asset Acceptance Corp. 2005-AP2 A5                                       4.976      5/25/2035          1,128,000    1,085,662
Nomura Asset Acceptance Corp. 2005-WF1 2A5                                      5.159      3/25/2035            983,000      947,503
Option One Mortgage Loan Trust 2007-6 2A1(a)                                    5.380      7/25/2037            441,309      441,309
Origen Manufactured Housing 2004-B A2                                           3.790     12/15/2017             74,155       72,816
Origen Manufactured Housing 2005-B A1 (b)                                       5.250      2/15/2014            761,023      757,998
Origen Manufactured Housing 2005-B A2                                           5.247     12/15/2018            200,000      197,417
Origen Manufactured Housing 2005-B A3                                           5.605      5/15/2022            100,000       96,891
Ownit Mortgage Loan Asset-Backed Certification 2006-1 AF1 (b)                   5.424     12/25/2036          1,946,886    1,937,627
Popular ABS Mortgage Pass-Through Trust 2005-D AF1 (a) (b)                      5.361      1/25/2036            547,289      544,857
Popular ABS Mortgage Pass-Through Trust 2005-5 AF6                              5.331     11/25/2035             25,000       24,111
Popular ABS Mortgage Pass-Through Trust 2005-6 M1                               5.910      1/25/2036            150,000      147,794
Renaissance Home Equity Loan Trust 2006-2 AF1 (b)                               5.999      8/25/2036            949,462      946,727
Renaissance Home Equity Loan Trust 2006-3 AF1 (b)                               5.917     11/25/2036          1,452,189    1,448,149
Renaissance Home Equity Loan Trust 2007-2 AF1                                   5.893      6/25/2037          1,235,000    1,233,582
Residential Asset Mortgage Products, Inc. 2003-RS9 MI1                          5.800     10/25/2033             15,956       15,630
Residential Asset Mortgage Products, Inc. 2004-RS12 AI6                         4.547     12/25/2034             80,000       76,084
Residential Asset Mortgage Products, Inc. 2005-EFC5 A1 (a) (b)                  5.420     10/25/2035            223,168      223,187
Residential Asset Securities Corp. 2003-KS7 MI3                                 5.750      9/25/2033            338,769      313,073
Residential Asset Securities Corp. 2005-EMX3 AI1 (a) (b)                        5.430      9/25/2035            159,316      159,332
Residential Funding Mortgage Securities 2005-HI3 A4                             5.490      9/25/2035            100,000      96,432
Residential Funding Mortgage Securities II 2006-HSA2 AI2 (a) (b)                5.500      3/25/2036            300,000      298,768
Soundview Home Equity Loan Trust 2005-B M2                                      5.725      5/25/2035            270,000      268,745
Soundview Home Equity Loan Trust 2005-M M3                                      5.825      5/25/2035            540,000      535,971
Soundview Home Equity Loan Trust 2007-NS1 A1 (a)                                5.440      1/25/2037          2,190,634    2,190,801
Specialty Underwriting & Residential Finance 2006-BC2 A2A (a) (b)               5.380      2/25/2037          1,112,266    1,111,975
Specialty Underwriting & Residential Finance 2006-BC2 A2B                       5.573      2/25/2037            350,000      348,531
Structured Asset Securities Corp. 2005-S3 M1 (a) (b)                            5.820      6/25/2035          1,425,000    1,421,055
Structured Asset Securities Corp. 2006-WF2 A1 (a)                               5.350      7/25/2036            235,522      235,509
Terwin Mortgage Trust 2006-9HGA A1 (a)                                          5.400     10/25/2037            397,854      397,783
Vanderbilt Mortgage Finance 1999-A 1A6                                          6.750       3/7/2029          1,110,000    1,133,824
Wachovia Auto Loan Owner Trust 2007-1 P                                         5.650      2/20/2013          1,850,000    1,836,791
Washington Mutual Asset Securities Corp. 2003-C1A A 144A (b)                    3.830      1/25/2035          3,672,784    3,552,512
Wells Fargo Home Equity Trust 2006-1 A1 (a) (b)                                 5.350      5/25/2036            540,742      540,626
Wells Fargo Mortgage Backed Securities Trust 2003-1 2A9                         5.750      2/25/2033            195,000      190,250
WFS Financial Owner Trust 2003-3 A4 (b)                                         3.250      5/20/2011          1,102,196    1,099,061
WFS Financial Owner Trust 2004-1 D (b)                                          3.170      8/22/2011            160,588      160,268
WFS Financial Owner Trust 2004-3 B                                              3.510      2/17/2012              9,552        9,427
WFS Financial Owner Trust 2004-4 C (b)                                          3.210      5/17/2012            616,197      606,319
WFS Financial Owner Trust 2005-2 B (b)                                          4.570     11/19/2012            911,000      901,397
WFS Financial Owner Trust 2005-3 B (b)                                          4.500      5/17/2013            625,000      616,056
Whole Auto Loan Trust 2004-1 A3                                                 2.960      6/15/2008                739          739
                                                                                                                        ------------
Total Asset Backed (Cost $105,431,928)                                                                                   104,948,646
                                                                                                                        ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

              Schedule of Investments -- June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                 Par         Value
Security Description                                                            Rate       Maturity             Value      (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage Obligations-12.6%
Banc of America Mortgage Securities 2004-F 2A7 (a)                              4.144%     7/25/2034    USD      31,814  $    31,102
Citicorp Residential Mortgage Securities 2006-1 A1 (b)                          5.956      7/25/2036          2,807,667    2,802,594
Citicorp Residential Mortgage Securities 2006-2 A1A (b)                         5.872      9/25/2036          1,614,110    1,610,336
Citicorp Residential Mortgage Securities 2006-2 A2 (b)                          5.557      9/25/2036          2,600,000    2,588,512
Countrywide Home Loans 2005-31 2A1 (a) (b)                                      5.504      1/25/2036          3,653,299    3,631,640
First Horizon Alternative Mortgage Securities 2004-FA1 1A1                      6.250     10/25/2034            234,387      235,565
FNMA (TBA) (b) (e)                                                              5.000       7/1/2020         15,240,000   14,725,650
GNMA 2003-48 AC (b)                                                             2.712      2/16/2020          1,663,571    1,619,164
GNMA 2003-72 A (b)                                                              3.206      4/16/2018          1,088,133    1,067,200
GNMA 2003-88 AC (b)                                                             2.914      6/16/2018          1,211,970    1,176,931
GNMA 2003-96 B (b)                                                              3.607      8/16/2018            282,123      278,022
GNMA 2004-12A (b)                                                               3.110      1/16/2019            810,246      782,228
GNMA 2004-23 B (b)                                                              2.946      3/16/2019          4,417,262    4,246,726
GNMA 2004-25 AC (b)                                                             3.377      1/16/2023            715,271      692,370
GNMA 2004-43 A (b)                                                              2.822     12/16/2019          1,198,161    1,153,999
GNMA 2004-51 A (b)                                                              4.145      2/16/2018          1,292,769    1,267,841
GNMA 2004-57 A (b)                                                              3.022      1/16/2019            783,535      758,154
GNMA 2004-67 A (b)                                                              3.648      9/16/2017            579,167      566,086
GNMA 2004-77 A (b)                                                              3.402      3/16/2020            603,509      587,794
GNMA 2004-9 A (b)                                                               3.360      8/16/2022             44,768       43,225
GNMA 2004-97 AB (b)                                                             3.084      4/16/2022          1,739,697    1,683,890
GNMA 2005-12 A (b)                                                              4.044      5/16/2021             18,865       18,437
GNMA 2005-14 A (b)                                                              4.130      2/16/2027             48,300       47,386
GNMA 2005-32 B (b)                                                              4.385      8/16/2030          1,399,000    1,373,204
GNMA 2005-50 A (b)                                                              4.015     10/16/2026             34,098       33,279
GNMA 2005-52 A (b)                                                              4.287      1/16/2030             17,379       17,029
GNMA 2005-87 A (b)                                                              4.449      3/16/2025          1,258,138    1,232,705
GNMA 2005-9 A (b)                                                               4.026      5/16/2022          1,617,366    1,581,852
GNMA 2005-90 A (b)                                                              3.760      9/16/2028          1,790,878    1,729,745
GNMA 2006-5 A (b)                                                               4.241      7/16/2029          1,656,969    1,614,725
GNMA 2006-55 A (b)                                                              4.248      7/16/2029          2,360,322    2,295,009
GNMA 2006-6 A (b)                                                               4.045     10/16/2023            231,883      226,984
GNMA 2006-67 A (b)                                                              3.947     11/16/2030          2,815,481    2,723,345
GNMA 2006-9 A (b)                                                               4.201      8/16/2026          2,337,171    2,275,706
GNR 2005-29 A (b)                                                               4.016      7/16/2027          1,074,587    1,042,990
GNR 2006-3 A (b)                                                                4.212      1/16/2028          2,193,653    2,137,875
GNR 2006-66 A (b)                                                               4.087      8/16/2030          2,712,384    2,632,475
Indymac Index Mortgage Loan Trust 2006-AR9 B1 (a)                               6.059      6/25/2036            124,875      123,901
Indymac Index Mortgage Loan Trust 2006-AR9 B2 (a)                               6.059      6/25/2036            249,735      243,921
Indymac Index Mortgage Loan Trust 2006-AR25 4A2 (a) (b)                         6.162      9/25/2036          2,418,313    2,432,873
JP Morgan Mortgage Trust 2005-A1 5A1 (a)                                        4.485      2/25/2035             41,544       40,374
JP Morgan Mortgage Trust 2005-A7 1A2 (a)                                        4.989     10/25/2035            150,000      146,916
Morgan Stanley Mortgage Loan Trust 2006-15XS A6B                                5.830     11/25/2036            800,000      786,810
Structured Asset Mortgage Investments, Inc. 1998-2 B (a)                        5.894      4/30/2030             39,129       38,934
Washington Mutual 2003-AR10 A5 (a)                                              4.058     10/25/2033             72,000       70,892
Washington Mutual 2003-AR10 A6 (a) (b)                                          4.058     10/25/2033          2,089,000    2,057,843
Washington Mutual 2004-AR7 A6 (a) (b)                                           3.942      7/25/2034            221,000      215,270
Washington Mutual 2004-AR9 A7 (a) (b)                                           4.150      8/25/2034          1,442,000    1,405,040
Washington Mutual 2005-AR4 A4B (a) (b)                                          4.672      4/25/2035            706,000      691,280
Wells Fargo Mortgage Backed Securities Trust 2005-AR1 1A1 (a) (b)               4.541      2/25/2035            542,714      531,741
                                                                                                                        ------------
Total Collateralized Mortgage Obligations (Cost $71,734,719)                                                              71,317,570
                                                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

              Schedule of Investments -- June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                 Par         Value
Security Description                                                            Rate       Maturity             Value      (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
Corporate-40.7%
Automobiles-0.0%
Daimler Chrysler NA Holding Corp. (a)                                           5.790%     3/13/2009    USD     150,000  $   150,633
Banking-8.6%
Bank of Scotland 144A (a) (b)                                                   7.000     11/29/2049            640,000      643,463
Bear Stearns Co., Inc. (d)                                                      5.500      8/15/2011          1,120,000    1,109,180
Capital One Financial Co. (a) (b)                                               5.640      9/10/2009          2,500,000    2,506,997
CBA Capital Trust I 144A (c)                                                    5.805     12/29/2049             46,000       45,237
Chevy Chase Bank FSB                                                            6.875      12/1/2013          1,500,000    1,492,500
Chuo Mitsui Trust & Banking Co. Ltd. 144A (a)                                   5.506     12/29/2049          1,435,000    1,354,491
City National Corp.                                                             5.125      2/15/2013            640,000      621,717
Colonial Bank NA                                                                8.000      3/15/2009            460,000      476,774
Colonial Bank NA                                                                6.375      12/1/2015          1,100,000    1,107,202
Compass Bank                                                                    5.500       4/1/2020             15,000       14,317
Credit Suisse USA, Inc.                                                         5.500      8/16/2011          1,740,000    1,738,939
Export-Import Bank of Korea                                                     4.500      8/12/2009            995,000      974,096
Glitnir Banking HF 144A (a)                                                     5.516     10/15/2008            110,000      109,883
Glitnir Banking HF 144A (a)                                                     6.693      6/15/2016            605,000      623,135
Glitnir Banking HF 144A (a)                                                     7.451      9/14/2049            470,000      487,928
Greater Bay Bancorp                                                             5.250      3/31/2008             50,000       49,870
ICICI Bank Ltd. 144A (a)                                                        5.895      1/12/2010            755,000      756,259
Industrial Bank of Korea 144A (a)                                               4.000      5/19/2014            270,000      262,547
JPMorgan Chase & Co.                                                            5.125      9/15/2014          1,694,000    1,626,680
Kaupthing Bank 144A                                                             7.125      5/19/2016            685,000      723,608
Lehman Brothers Holdings E-Capital Trust I (a)                                  6.140      8/19/2065            250,000      252,376
M&T Bank Corp.                                                                  5.375      5/24/2012            780,000      772,790
Manufacturers & Traders Trust Co. (a)                                           5.585     12/28/2020            625,000      599,337
Marshall and Ilsley Bank (a)                                                    5.630      12/4/2012          5,125,000    5,124,165
Merrill Lynch & Co. (a) (b)                                                     5.460      3/23/2010          3,020,000    3,021,392
Mizuho JGB Investment 144A (a)                                                  9.870     12/29/2049          1,075,000    1,117,485
MUFG Capital Financial 1 Ltd. (a)                                               6.346      7/29/2049          1,065,000    1,046,443
National Westminster Bank PLC (a)                                               7.750      4/29/2049             77,000       77,404
NB Capital Trust IV                                                             8.250      4/15/2027            245,000      254,874
Northern Rock PLC 144A (a)                                                      5.600      4/29/2049            730,000      696,813
Popular North America, Inc. (a)                                                 5.710     12/12/2007            130,000      130,196
Regions Financial Corp. (a) (b)                                                 5.436       8/8/2008          1,725,000    1,727,082
Resona Bank Ltd. 144a (a)                                                       5.850      9/20/2049          1,015,000      970,464
SB Treasury Co. 144A (a)                                                        9.400     12/29/2049            235,000      243,152
Shinsei Finance Cayman Ltd. 144A (a)                                            6.418      1/29/2049          1,295,000    1,259,135
SMFG Preferred Capital 144A (a)                                                 6.078      1/29/2049          1,500,000    1,443,015
Socgen Real Estate LLC 144A (a) (b)                                             7.640     12/29/2049          2,093,000    2,103,159
Societe Generale 144A (a) (d)                                                   5.922      4/29/2049          1,500,000    1,452,346
Sovereign Bancorp (a) (b)                                                       5.590      3/23/2010          1,255,000    1,255,368
St. George Bank Ltd. 144A (d)                                                   5.300     10/15/2015            941,000      910,326
Suntrust Preferred Capital I (a)                                                5.853     12/29/2049          1,245,000    1,237,486
Tokai PFD Capital Co. 144A CVT (a)                                              9.980     12/29/2049            240,000      249,618
USB Capital IX (a) (d)                                                          6.189     12/29/2049          1,785,000    1,798,180
Wachovia Bank NA                                                                5.000      8/15/2015          1,130,000    1,072,093
Wells Fargo & Co.                                                               6.375       8/1/2011            850,000      876,568
Zions Bancorporation (a) (b)                                                    5.476      4/15/2008            835,000      835,514
Zions Bancorporation                                                            6.000      9/15/2015          1,391,000    1,379,777
                                                                                                                        ------------
                                                                                                                          48,631,381
                                                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

              Schedule of Investments -- June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                 Par         Value
Security Description                                                            Rate       Maturity             Value      (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
Basic Materials-0.2%
Cabot Corp. 144A                                                                5.250%      9/1/2013    USD     960,000  $   924,073
                                                                                                                         -----------
Communications-0.1%
New Cingular Wireless Services, Inc.                                            8.750       3/1/2031            442,000      551,006
Qwest Corp. (a)                                                                 8.610      6/15/2013             85,000       92,225
                                                                                                                         -----------
                                                                                                                             643,231
                                                                                                                         -----------
Consumer Cyclical-0.1%
Delhaize America, Inc. 144A                                                     6.500      6/15/2017            370,000      371,405
                                                                                                                         -----------
Financial-16.3%
Aegon Funding Corp.                                                             5.750     12/15/2020          1,215,000    1,194,601
Allstate Corp. (a) (d)                                                          6.500      5/15/2057            550,000      520,077
American Express Credit Co. (a) (b)                                             5.380      11/9/2009          1,070,000    1,070,361
American International Group, Inc.                                              5.050      10/1/2015            595,000      566,407
American International Group, Inc. (d)                                          6.250      3/15/2037            770,000      728,046
Ameriprise Financial, Inc. (a)                                                  7.518       6/1/2066          1,190,000    1,239,417
Archstone-Smith Operating Trust REIT (b)                                        5.000      8/15/2007            866,000      865,699
Archstone-Smith Operating Trust REIT                                            3.000      6/15/2008             60,000       58,472
Archstone-Smith Operating Trust REIT                                            5.625      8/15/2014             85,000       84,552
Archstone-Smith Operating Trust REIT                                            5.250       5/1/2015            251,000      242,646
Arden Realty LP REIT                                                            5.200       9/1/2011            820,000      808,893
Arden Realty LP REIT                                                            5.250       3/1/2015            111,000      107,785
Boston Properties LP                                                            5.625      4/15/2015            695,000      685,324
Boston Properties, Inc.                                                         6.250      1/15/2013             58,000       59,475
Capmark Financial Group 144A                                                    5.875      5/10/2012          1,700,000    1,677,721
Chubb Corp. (b)                                                                 5.472      8/16/2008          2,525,000    2,523,046
CIT Group, Inc. (a)                                                             5.510      8/15/2008            135,000      134,989
Commercial Net Lease Realtor REIT                                               6.150     12/15/2015            585,000      581,642
Countrywide Financial Corp. (d)                                                 5.800       6/7/2012          1,110,000    1,102,181
Credit Suisse, Inc. (d)                                                         4.125      1/15/2010          2,665,000    2,585,610
Credit Suisse Guernsey (a)                                                      5.860      5/29/2049          1,320,000    1,271,770
DaimlerChrysler Holding Corp. (a)                                               5.886     10/31/2008            265,000      266,456
Duke Realty LP Corp. REIT (b)                                                   3.500      11/1/2007          1,219,000    1,211,025
Duke Realty LP Corp. REIT                                                       7.750     11/15/2009            929,000      974,451
Duke Realty LP Corp. REIT                                                       5.250      1/15/2010            160,000      158,688
Duke Realty LP Corp. REIT                                                       6.950      3/15/2011             40,000       41,678
Duke Realty LP Corp. REIT                                                       5.875      8/15/2012          1,150,000    1,157,656
ERP Operating LP REIT                                                           4.750      6/15/2009             58,000       57,139
ERP Operating LP REIT (d)                                                       6.625      3/15/2012            200,000      207,602
ERP Operating LP REIT                                                           5.500      10/1/2012          1,055,000    1,045,116
ERP Operating LP REIT                                                           5.125      3/15/2016            830,000      783,664
ERP Operating LP REIT (d)                                                       5.375       8/1/2016            367,000      351,939
Federal Realty Investment Trust REIT                                            6.000      7/15/2012            380,000      383,579
Federal Realty Investment Trust REIT                                            5.650       6/1/2016            760,000      739,917
Ford Motor Credit Corp. (a)                                                     6.190      9/28/2007             80,000       79,995
Ford Motor Credit Corp. (d)                                                     5.625      10/1/2008             85,000       83,902
General Electric Capital Corp. (a) (b)                                          5.455     10/21/2010          2,975,000    2,978,576
Goldman Sachs Capital II (a)                                                    5.793     12/29/2049          1,705,000    1,663,986
Goldman Sachs Group, Inc. (d)                                                   4.500      6/15/2010          1,165,000    1,135,863
Hanover Insurance Group                                                         7.625     10/15/2025             10,000       10,392

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

              Schedule of Investments -- June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                 Par         Value
Security Description                                                            Rate       Maturity             Value      (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
Financial (continued)
Hartford Financial Services Group                                               5.663%    11/16/2008    USD     450,000  $   450,517
Healthcare Realty Trust REIT                                                    5.125       4/1/2014            210,000      198,103
HRPT Properties Trust REIT (a) (b)                                              5.960      3/16/2011            560,000      560,256
HSBC Finance Corp.                                                              4.750      4/15/2010             18,000       17,667
HSBC Finance Corp.                                                              5.500      1/19/2016          1,125,000    1,084,134
HSBC Financial Capital Trust IX (a)                                             5.911     11/30/2035          3,435,000    3,325,794
International Lease Finance Corp.                                               4.750      1/13/2012             23,000       22,133
Istar Financial, Inc. (a) (b)                                                   5.710       3/9/2010          2,000,000    2,002,268
Invesco PLC                                                                     5.375      2/27/2013            645,000      626,383
Janus Capital Group, Inc.                                                       6.250      6/15/2012          1,070,000    1,077,178
Jefferies Group, Inc.                                                           7.500      8/15/2007             43,000       43,056
Jefferies Group, Inc.                                                           7.750      3/15/2012          2,015,000    2,159,095
Kingsway America, Inc. 144A (c)                                                 7.500       2/1/2014             50,000       50,747
Lehman Brothers Capital Trust VII (a)                                           5.857     11/29/2049          1,645,000    1,611,373
Lehman Brothers Holdings (a) (b)                                                5.460      8/21/2009          1,850,000    1,850,165
Lehman Brothers Holdings                                                        4.250      1/27/2010          2,925,000    2,851,512
Lehman Brothers Holdings                                                        5.500       4/4/2016            435,000      422,342
Leucadia National Corp. (d)                                                     7.000      8/15/2013          1,260,000    1,234,800
Leucadia National Corp. 144A                                                    7.125      3/15/2017            380,000      368,600
Liberty Property LP                                                             5.500     12/15/2016            575,000      552,560
Lincoln National Corp. (a) (b)                                                  5.440      3/12/2010          1,295,000    1,296,033
Lincoln National Corp. (a)                                                      7.000      5/17/2066          1,230,000    1,262,078
Mack-Cali Realty LP REIT                                                        5.050      4/15/2010            485,000      476,454
Mack-Cali Realty LP REIT                                                        5.250      1/15/2012            870,000      849,600
Mack-Cali Realty LP REIT                                                        5.125      1/15/2015            601,000      571,116
Mack-Cali Realty LP REIT                                                        5.800      1/15/2016            645,000      633,105
MassMutual Global Funding II 144A                                               3.800      4/15/2009            687,000      668,827
MBNA Capital                                                                    8.278      12/1/2026            50,000        52,179
MBNA Corp.                                                                      6.125       3/1/2013          1,590,000    1,620,584
Merrill Lynch & Co.                                                             4.790       8/4/2010          2,900,000    2,841,765
Metlife, Inc.                                                                   5.000      6/15/2015          2,243,000    2,117,702
Morgan Stanley (a) (b)                                                          5.467       2/9/2009          1,050,000    1,051,344
Morgan Stanley                                                                  4.000      1/15/2010          2,750,000    2,654,897
Morgan Stanley (a) (b)                                                          5.410      1/15/2010          5,615,000    5,616,050
Morgan Stanley                                                                  4.750       4/1/2014          1,389,000    1,297,102
Nippon Life Insurance 144A                                                      4.875       8/9/2010          1,000,000      974,636
Nuveen Investments, Inc.                                                        5.000      9/15/2010            165,000      151,608
Phoenix Cos., Inc. (b)                                                          6.675      2/16/2008            515,000      516,921
Regency Centers LP                                                              5.250       8/1/2015            444,000      422,546
Regency Centers LP                                                              5.875      6/15/2017            355,000      349,108
Residential Capital Corp. (b)                                                   6.125     11/21/2008            850,000      842,242
Residential Capital Corp.                                                       6.375      6/30/2010            848,000      837,054
Residential Capital Corp. 144A (a) (b) (d)                                      7.187      4/17/2009          1,460,000    1,453,477
Simon Property Group LP REIT                                                    4.600      6/15/2010             70,000       68,160
Simon Property Group LP REIT                                                    5.000       3/1/2012            906,000      882,118
Simon Property Group LP REIT                                                    5.750       5/1/2012            836,000      839,759
Simon Property Group LP REIT                                                    5.625      8/15/2014             25,000       24,692
SLM Corp. (d)                                                                   4.500      7/26/2010          1,485,000    1,373,052
Suntrust Capital II                                                             7.900      6/15/2027             59,000       61,408


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

              Schedule of Investments -- June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                 Par         Value
Security Description                                                            Rate       Maturity             Value      (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
Financial (continued)
Unitedhealth Group, Inc.                                                        5.375%     3/15/2016    USD     760,000  $   732,094
Washington Mutual, Inc. (a) (b)                                                 5.500      8/24/2009          5,795,000    5,796,553
Washington Mutual, Inc. (a) (b)                                                 5.656      1/15/2010          1,195,000    1,198,059
Western Financial Bank FSB (b)                                                  9.625      5/15/2012            920,000      985,429
                                                                                                                        ------------
                                                                                                                          92,466,773
                                                                                                                        ------------

Industrials-12.1%
Allied Waste North America (d)                                                  5.750      2/15/2011            545,000      518,431
Allied Waste North America                                                      6.375      4/15/2011            435,000      423,037
Altria Group, Inc.                                                              7.750      1/15/2027          1,035,000    1,210,442
Amerada Hess Corp. (d)                                                          6.650      8/15/2011          1,105,000    1,141,680
American Standard, Inc.                                                         7.375       2/1/2008            165,000      166,347
Amoco Co.                                                                       6.500       8/1/2007             50,000       50,031
AT&T, Inc. (a) (b)                                                              5.450      5/15/2008            820,000      820,599
AT&T, Inc.                                                                      7.300     11/15/2011          1,055,000    1,123,029
Atlas Copco AB 144A                                                             5.600      5/22/2017            575,000      560,293
Ball Corp.                                                                      6.875     12/15/2012            330,000      330,000
Baxter International, Inc.                                                      5.196      2/16/2008            145,000      144,788
Bayer Corp. 144A (a)                                                            6.200      2/15/2008            275,000      275,731
Bear Stearns Co., Inc.                                                          3.250      3/25/2009          2,710,000    2,613,665
BJ Services Co. (a)                                                             5.530       6/1/2008            625,000      625,548
Boeing Capital Corp.                                                            7.375      9/27/2010          1,055,000    1,116,643
British Sky Broadcasting PLC                                                    6.875      2/23/2009            143,000      145,929
British Sky Broadcasting PLC                                                    8.200      7/15/2009          1,055,000    1,106,453
Caesars Entertainment, Inc. (b)                                                 8.875      9/15/2008            900,000      924,750
Case New Holland, Inc.                                                          7.125       3/1/2014            590,000      597,375
Chesapeake Energy Corp.                                                         7.500      6/15/2014            275,000      278,437
Chevron Phillips                                                                7.000      3/15/2011             18,000       18,673
Comcast Corp. (a)                                                               5.656      7/14/2009            450,000      450,037
Comcast Corp. (d)                                                               5.500      3/15/2011            360,000      358,189
Community Health Systems 144A (TBA) (e)                                         8.875      7/15/2015            630,000      638,662
Coors Brewing Co. (b)                                                           6.375      5/15/2012             10,000       10,240
Coventry Health Care, Inc.                                                      5.875      1/15/2012            485,000      486,229
Coventry Health Care, Inc.                                                      5.950      3/15/2017            750,000      731,625
COX Communications, Inc.                                                        7.125      10/1/2012             75,000       79,236
Crown Americas, Inc.                                                            7.625     11/15/2013            780,000      787,800
CSX Corp. (b)                                                                   6.250     10/15/2008            865,000      872,000
CVS Caremark Corp.                                                              4.000      9/15/2009            360,000      348,421
CVS Caremark Corp. (a) (b)                                                      5.660       6/1/2010            495,000      495,099
CVS Caremark Corp.                                                              5.750      8/15/2011            430,000      429,969
DaimlerChrysler NA Holding Corp.                                                4.875      6/15/2010            460,000      451,235
DaimlerChrysler NA Holding Corp. (d)                                            8.500      1/18/2031            334,000      422,072
Enterprise Products Operating LP                                                4.000     10/15/2007            110,000      109,544
Enterprise Products Operating LP                                                4.625     10/15/2009            250,000      244,856
Enterprise Products Operating LP                                                5.600     10/15/2014          1,860,000    1,808,162
Equistar Chemicals LP/ Equistar Funding Corp.                                  10.125       9/1/2008            303,000      315,120
Erac USA Finance Co. 144A                                                       7.350      6/15/2008             70,000       70,958
Erac USA Finance Co. 144A (a) (b)                                               5.605      4/30/2009            345,000      345,920
Erac USA Finance Co. 144A                                                       7.950     12/15/2009          1,088,000    1,144,498
Falconbridge Ltd.                                                               5.375       6/1/2015             20,000       19,215
Falconbridge Ltd.                                                               6.000     10/15/2015             85,000       84,963

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

              Schedule of Investments -- June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                 Par         Value
Security Description                                                            Rate       Maturity             Value      (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
Federated Retail Holding                                                        5.350%     3/15/2012    USD     265,000  $   260,348
Federated Retail Holding                                                        5.900      12/1/2016            470,000      458,076
France Telecom SA                                                               7.750       3/1/2011            165,000      176,282
France Telecom SA                                                               8.500       3/1/2031          1,000,000    1,256,497
Gaz Capital 144A                                                                6.510       3/7/2022          1,370,000    1,352,190
Georgia-Pacific Corp.                                                           8.000      1/15/2024            980,000      950,600
Georgia-Pacific Corp. 144A                                                      7.000      1/15/2015            990,000      952,875
Glencore Funding LLC 144A                                                       6.000      4/15/2014            728,000      714,476
Hartford Financial Services Group (b)                                           5.550      8/16/2008            970,000      970,831
Healthcare Realty Trust, Inc. REIT                                              8.125       5/1/2011            570,000      613,269
Heinz (H.J.) Co. 144A (b)                                                       6.428      12/1/2008            780,000      787,784
Host Hotels and Resorts LP                                                      6.875      11/1/2014            230,000      227,412
ICI Wilmington, Inc. (b)                                                        4.375      12/1/2008          1,394,000    1,370,514
John Deere Capital Corp. (a)                                                    5.400       9/1/2009            677,000      677,292
L-3 Communications Corp.                                                        7.625      6/15/2012          1,450,000    1,484,437
L-3 Communications Corp. (d)                                                    6.375     10/15/2015            240,000      226,800
L-3 Communications Corp.                                                        3.000       8/1/2035             40,000       45,100
Lubrizol Corp.                                                                  4.625      10/1/2009            930,000      911,757
Lubrizol Corp.                                                                  5.500      10/1/2014            650,000      622,784
Lubrizol Corp.                                                                  6.500      10/1/2034             70,000       67,570
Masco Corp. (a) (b)                                                             5.660      3/12/2010            750,000      750,651
May Department Stores Co.                                                       3.950      7/15/2007             30,000       29,984
May Department Stores Co.                                                       5.950      11/1/2008             40,000       40,047
May Department Stores Co.                                                       4.800      7/15/2009             30,000       29,427
Medco Health Solutions, Inc.                                                    7.250      8/15/2013            375,000      394,590
MGM Mirage, Inc.                                                                8.375       2/1/2011            620,000      633,950
Mohawk Industries, Inc.                                                         5.750      1/15/2011          1,020,000    1,019,212
Mohegan Tribal Gaming Authority                                                 8.000       4/1/2012            840,000      867,300
Mohegan Tribal Gaming Authority                                                 6.125      2/15/2013             80,000       77,600
News America Holdings, Inc.                                                     7.700     10/30/2025          1,020,000    1,128,510
Nextel Communications, Inc.                                                     5.950      3/15/2014            635,000      604,808
Nextel Partners, Inc.                                                           8.125       7/1/2011            750,000      782,272
Norfolk Southern Corp.                                                          6.750      2/15/2011            337,000      349,346
Northrop Grumman Corp.                                                          7.125      2/15/2011            545,000      571,656
Oakmont Asset Trust 144A                                                        4.514     12/22/2008             80,000       78,907
Oneok, Inc.                                                                     5.510      2/16/2008             50,000       49,999
Owens Corning, Inc.                                                             6.500      12/1/2016            355,000      355,219
Pemex Finance, Ltd.                                                             9.690      8/15/2009            108,000      113,265
Pemex Finance, Ltd.                                                             9.030      2/15/2011             56,250       59,962
Pemex Project Funding Master Trust                                              5.750     12/15/2015            860,000      843,660
Quest Diagnostics, Inc.                                                         5.125      11/1/2010            460,000      450,913
Qwest Corp.                                                                     7.875       9/1/2011            120,000      125,100
Qwest Corp.                                                                     8.875      3/15/2012             90,000       96,975
Raytheon Co. (b)                                                                6.750      8/15/2007            248,000      248,322
Raytheon Co.                                                                    5.500     11/15/2012            388,000      386,508
Reliance Steel & Aluminum                                                       6.200     11/15/2016            770,000      757,612
Republic Services, Inc.                                                         7.125      5/15/2009             20,000       20,584
Republic Services, Inc.                                                         6.750      8/15/2011            840,000      866,894
Residential Capital LLC                                                         6.500      4/17/2013            500,000      483,289
Royal KPN NV                                                                    8.375      10/1/2030            650,000      728,852

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

              Schedule of Investments -- June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                 Par         Value
Security Description                                                            Rate       Maturity             Value      (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
Industrials (continued)
RPM International, Inc.                                                         4.450%    10/15/2009    USD     190,000  $   185,152
Ryder System, Inc.                                                              3.500      3/15/2009            130,000      125,381
Safeway, Inc.                                                                   4.125      11/1/2008             85,000       83,682
Sovereign Bancorp (a)                                                           5.640       3/1/2009            215,000      215,511
Sovereign Bancorp                                                               4.800       9/1/2010          1,175,000    1,146,416
Speedway Motorsports, Inc.                                                      6.750       6/1/2013             50,000       48,750
Stater Brothers Holdings (d)                                                    8.125      6/15/2012            925,000      931,938
Stater Brothers Holdings 144A                                                   7.750      4/15/2015            425,000      426,063
TCI Communications, Inc.                                                        7.875      2/15/2026            825,000      919,625
Telefonica Emisiones                                                            5.984      6/20/2011          1,165,000    1,175,720
Temple-Inland                                                                   6.625      1/15/2018            995,000      990,925
Terex Corp.                                                                     7.375      1/15/2014            755,000      755,000
Teva Pharmaceutical Finance LLC                                                 6.150       2/1/2036            865,000      808,584
Time Warner Cable, Inc. 144A                                                    5.850       5/1/2017          1,100,000    1,069,913
Time Warner, Inc.                                                               6.750      4/15/2011          1,123,000    1,161,288
Tyson Foods, Inc. (d)                                                           6.850       4/1/2016            705,000      723,852
Union Pacific Corp.                                                             3.875      2/15/2009          1,400,000    1,368,052
US Steel Corp.                                                                  5.650       6/1/2013            640,000      630,133
Verizon Global Funding Corp.                                                    7.750      6/15/2032             11,000       12,314
Verizon Global Funding Corp.                                                    5.850      9/15/2035            735,000      674,144
Waste Management, Inc.                                                          6.500     11/15/2008             55,000       55,621
Waste Management, Inc.                                                          7.375       8/1/2010            280,000      293,358
Waste Management, Inc.                                                          7.000      7/15/2028            696,000      703,643
Wellpoint, Inc.                                                                 5.875      6/15/2017            775,000      765,488
Windstream Corp.                                                                8.125       8/1/2013            985,000    1,029,325
Wyeth (d)                                                                       5.500       2/1/2014            571,000      562,769
                                                                                                                        ------------
                                                                                                                          68,830,886
                                                                                                                        ------------

Public Utility-3.2%
American Electric Power                                                         4.709      8/16/2007            105,000      104,891
Appalachian Power Co.                                                           5.950      5/15/2033             19,000       17,940
Cinergy Corp.                                                                   6.530     12/16/2008            100,000      101,285
Cleveland Electric Illuminating Co.                                             5.700       4/1/2017          1,500,000    1,447,206
Cogentrix Energy, Inc. 144A                                                     8.750     10/15/2008            145,000      151,109
Consolidated Edison                                                             5.300      12/1/2016          1,145,000    1,098,671
Consumers Energy Co.                                                            5.000      2/15/2012             75,000       72,893
Consumers Energy Co.                                                            5.375      4/15/2013          1,150,000    1,131,712
Dominion Resources, Inc. (a) (b)                                                5.660      9/28/2007          1,170,000    1,170,269
Dominion Resources, Inc. (b) (d)                                                7.195      9/15/2014          1,105,000    1,207,045
FPL Group Capital, Inc.                                                         5.625       9/1/2011          2,290,000    2,289,389
FPL Group Capital, Inc.                                                         5.551      2/16/2008            295,000      294,824
Gulf Power Co.                                                                  5.300      12/1/2016          1,385,000    1,328,960
National Grid PLC                                                               6.300       8/1/2016          1,675,000    1,705,567
Niagara Mohawk Power Corp. (b)                                                  7.750      10/1/2008          1,013,000    1,038,708
Nisource Finance Corp.                                                          5.250      9/15/2017            820,000      757,653
Ohio Power Co. (a)                                                              5.540       4/5/2010          1,300,000    1,300,916
Pacific Gas & Electric Co.                                                      3.600       3/1/2009            565,000      548,289
Pepco Holdings, Inc.                                                            5.500      8/15/2007            527,000      527,211
Public Service Co. of Colorado (b)                                              4.375      10/1/2008            958,000      945,527
Southern Co.                                                                    5.300      1/15/2012            890,000      879,085
Windsor Financing LLC 144A (c)                                                  5.881      7/15/2017            248,755      245,091
                                                                                                                        ------------
                                                                                                                          18,364,241
                                                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

              Schedule of Investments -- June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                 Par         Value
Security Description                                                            Rate       Maturity             Value      (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
Utilities-0.1%
Nisource Finance Corp. (a) (b)                                                  5.930%    11/23/2009    USD     785,000  $   786,221
                                                                                                                        ------------
Total Corporate (Cost $233,463,550)                                                                                      231,168,844
                                                                                                                        ------------

Municipal Bonds-1.9%
Erie County NY Tobacco Asset Securitization Corp.                               6.000       6/1/2028          1,100,000    1,058,013
Michigan Tobacco Settlement Finance Authority (a) (b)                           7.540       6/1/2034            945,000      923,303
New York County Tobacco Trust IV                                                6.000       6/1/2027            165,000      163,089
Tobacco Settlement Authority Iowa                                               6.500       6/1/2023          3,505,000    3,456,631
Tobacco Settlement Authority Michigan                                           7.309       6/1/2034          5,000,000    5,097,650
                                                                                                                        ------------
Total Municipal Bonds (Cost $10,708,497)                                                                                  10,698,686
                                                                                                                        ------------

Sovereign Bonds-1.7%
Argentina Bonos (a)                                                             5.475       8/3/2012          1,745,000    1,272,541
Argentina Bonos                                                                 7.000      9/12/2013          1,400,000    1,333,150
Banco Nacional de Desenvolvimento Economico e Social (a)(c)                     5.840      6/16/2008          1,470,000    1,458,975
Republic of El Salvador 144A                                                    8.500      7/25/2011            870,000      961,350
Republic of South Africa                                                        5.875      5/30/2022          1,524,000    1,489,710
Russian Federation 144A                                                         8.250      3/31/2010          1,683,380    1,746,507
United Mexican States                                                           6.750      9/27/2034          1,258,000    1,341,657
                                                                                                                        ------------
Total Sovereign Bonds (Cost $9,524,108)                                                                                    9,603,890
                                                                                                                        ------------

Yankee Bonds-0.2%
ING Groep NV (a) (d)                                                            5.775     12/29/2049            875,000      844,504
Northern Rock PLC 144A (a)                                                      6.594      6/29/2049            310,000      311,546
Potash Corp. of Saskatchewan                                                    4.875       3/1/2013             36,000       34,137
                                                                                                                        ------------
Total Yankee Bonds (Cost $1,218,508)                                                                                       1,190,187
                                                                                                                        ------------


Pass Thru Securities-36.8%

Non-Agency Pass Thru Securities-9.6%
Banc of America Commerical Mortgage, Inc. (b)                                   5.118      7/11/2043            610,000      597,538
Banc of America Commercial Mortgage, Inc. 2005-2 A2 (b)                         4.247      7/10/2043          1,884,851    1,870,877
Bayview Commercial Asset Trust 2003-2 A 144A (a) (b)                            5.900     12/25/2033            445,910      446,250
Bayview Commercial Asset Trust 2004-1 A 144A (a) (b)                            5.680      4/25/2034            506,638      506,955
Bayview Commercial Asset Trust 2005-3A B1 144A (a) (b)                          6.420     11/25/2035            162,848      163,237
Bayview Commercial Asset Trust 2005-3A B3 144A (a) (b)                          8.320     11/25/2035            325,696      330,801
Bayview Commercial Asset Trust 2005-4A B3 144A (a) (b) (c)                      8.820      1/25/2036            216,592      216,592
Bayview Commercial Asset Trust 2006-SP1 A1 144A (a) (b)                         5.590      4/25/2036            361,086      360,860
Bayview Commercial Asset Trust 2006-SP2 A1 144A (a) (b)                         5.600      1/25/2037          1,427,330    1,427,330
Bayview Commercial Asset Trust 2006-1A B2 144A (a) (b)                          7.020      4/25/2036            241,480      237,041
Bayview Commerical Asset Trust 2006-2A B2 144A (a) (b)                          6.790      7/25/2036            437,734      437,383
Bear Stearns Commercial Mortgage Securities 2003-T12 A3                         4.240      8/13/2039          2,218,000    2,146,920
Bear Stearns Commercial Mortgage Securities 2005-T20 A2 (a)                     5.127     10/12/2042             45,000       44,488
Bear Stearns Commercial Mortgage Securities 2006-PW 13 A3                       5.518      9/11/2041            540,000      533,303
Bear Stearns Commercial Mortgage Securities 2006-PW12 AAB (a)                   5.870      9/11/2038            950,000      949,246
Bear Stearns Commercial Mortgage Securities 2006-PW14 AAB                       5.171     12/11/2038          3,280,000    3,169,250
Bear Stearns Commercial Mortgage Securities 2006-T24 AAB                        5.533     10/12/2041          1,390,000    1,368,648
Bear Stearns Commercial Mortgage Securities, Inc. 1998-C1 A2 (b)                6.440      6/16/2030             90,000       90,463
Bear Stearns Commercial Mortgage Securities, Inc. 2003-T10 A2                   4.740      3/13/2040             60,000       57,216
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR5 A2                  4.254      7/11/2042            135,000      131,362
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T18 A2 (a)               4.556      2/13/2042             80,000       78,336
Calwest Industrial Trust 2002-CALW A 144A                                       6.127      2/15/2017          2,282,000    2,329,618

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

              Schedule of Investments -- June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                 Par         Value
Security Description                                                            Rate       Maturity             Value      (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
Non-Agency Pass Thru Securities (continued)
Capco America Securitization Corp. 1998-D7 A1B (b)                              6.260%    10/15/2030    USD   1,187,565  $ 1,195,277
Chase Commercial Mortgage Securities Corp. 1997-2 C                             6.600     12/19/2029             75,000       75,010
Citigroup/Deutsche Bank Commercial Mortgage 2005-CD1 A2FX (a)                   5.269      7/15/2044             20,000       19,840
Citigroup/Deutsche Bank Commercial Mortgage 2006-CD2 A2                         5.408      1/15/2046            775,000      770,273
Credit Suisse/Morgan Stanley Commerical Mortgage Certificate 144A (a) (b)       5.510      5/15/2023          1,230,000    1,230,956
Crown Castle Towers 2006-1A D 144A                                              5.772     11/15/2036          1,025,000    1,007,691
Crown Castle Towers LLC, 2005-1A D 144A                                         5.612      6/15/2035            660,000      651,091
Crown Castle Towers LLC, 2006-1AB 144A                                          5.362     11/15/2036            620,000      609,652
Crown Castle Towers LLC, 2006-1AC 144A                                          5.470     11/15/2036          1,640,000    1,613,316
DLJ Commercial Mortgage Corp. 1998-CF2 A1B                                      6.240     11/12/2031            164,520      165,498
DLJ Commercial Mortgage Corp. 1998-CF2 B1 (a) (b)                               7.273     11/12/2031          2,450,000    2,500,387
Global Signal Trust 2006-1 D 144A                                               6.052      2/15/2036          1,160,000    1,153,948
Global Signal Trust 2006-1 E 144A                                               6.495      2/15/2036            425,000      424,650
GMAC Commercial Mortgage Securities, Inc. 2003-C3 A2                            4.223      4/10/2040            130,000      127,057
Goldman Sachs Mortgage Securities Corp., Cl. B 144A (a) (b)                     5.570       3/6/2020          3,215,000    3,215,000
Goldman Sachs Mortgage Securities Corp., Cl. E 144A (a)                         5.760       3/6/2020          1,220,000    1,220,000
Goldman Sachs Mortgage Securities Corp., Cl. K 144A (a)                         6.370       3/6/2020            700,000      700,000
Greenwich Capital Commercial Funding Corp. 2007-GG9 AAB                         5.441      3/10/2039          2,815,000    2,752,679
Impac CMB Trust 2005-8 2M2 (a)                                                  6.070      2/25/2036            135,665      134,905
Impac CMB Trust 2005-8 2M3 (a)                                                  6.820      2/25/2036            107,596      102,557
Impac Secured Assets Corp. 2006-1 2A1 (a) (b)                                   5.670      5/25/2036            722,714      724,010
JP Morgan Chase Commerical Mortgage 2004-C1 A2                                  4.302      1/15/2038          2,120,000    2,026,428
JP Morgan Chase Commercial Mortgage 2006-LDP7 ASB (a)                           6.066      4/15/2045            990,000      999,526
JP Morgan Chase Commercial Mortgage Security Co. 2005-LDP4 A2                   4.790     10/15/2042             30,000       29,398
JP Morgan Chase Commerical Mortgage Security Co. 2005-LDP5 A2                   5.198     12/15/2044          1,605,000    1,586,737
JP Morgan Chase Commerical Mortgage Security Co. 2006-LDP6 A2                   5.379      4/15/2043             10,000        9,923
LB Commercial Conduit Mortgage Trust 1999-C1 B                                  6.930      6/15/2031             27,000       27,619
LB-UBS Commercial Mortgage Trust 2006-C3 A2                                     5.532      3/15/2039             20,000       19,984
Mach One Trust 2004-1A A1 144A (b)                                              3.890      5/28/2040            418,568      414,491
Morgan Stanley Capital 1998-HF1 E (a)                                           7.376      3/15/2030             74,000       74,583
Morgan Stanley Capital I 1998-HF1 F 144A (b)                                    7.180      3/15/2030          2,000,000    2,010,266
Morgan Stanley Capital I 1999-CAM1 A4                                           7.020      3/15/2032             18,639       18,909
Morgan Stanley Capital I 1999-RM1 A2                                            6.710     12/15/2031            112,870      114,095
Morgan Stanley Capital I 1999-RM1 E (a)                                         7.220     12/15/2031            100,000      102,030
Morgan Stanley Capital I 2006-HQ9 A3                                            5.712      7/12/2044          2,630,000    2,625,934
Morgan Stanley Capital I 2006-HQ9 A4 (a)                                        5.731      7/12/2044            960,000      950,933
Morgan Stanley Capital I 2006-HQ9 AAB                                           5.685      7/12/2044            425,000      423,321
Morgan Stanley Capital I 2006-IQ12 AAB                                          5.325     12/15/2043          2,740,000    2,668,328
Morgan Stanley Capital I 2006-T21 A2                                            5.090     10/12/2052          1,350,000    1,331,484
Morgan Stanley Dean Witter Capital I 2001-PPM A2                                6.400      2/15/2031             18,317       18,593
Morgan Stanley Dean Witter Capital I 2001-PPM A3                                6.540      2/15/2031             14,791       15,048
SBA CMBS Trust 2006-1A D 144A                                                   5.852     11/15/2036            400,000      394,462
Sovereign Commerical Mortgage Securities 2007-C1 D 144A (a)                     5.774      7/22/2030            830,000      779,138
                                                                                                                        ------------
                                                                                                                          54,528,741
                                                                                                                        ------------

Agency Pass Thru Securities-27.2%
Fannie Mae Grantor Trust 2001-T6 B                                              6.088      5/25/2011             76,000       77,832
Fannie Mae Grantor Trust 2002-T11 A                                             4.769      4/25/2012             25,546       25,190
FGCI (TBA) (e)                                                                  5.000       5/1/2017         10,285,000    9,937,881

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

              Schedule of Investments -- June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                 Par         Value
Security Description                                                            Rate       Maturity             Value      (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
Agency Pass Thru Securities (continued)
FGCI (TBA) (e)                                                                  5.500%      7/1/2018    USD  16,355,000  $16,104,572
FHLMC Gold                                                                      4.000      10/1/2009            451,241      442,982
FHLMC Gold                                                                      4.500      10/1/2009             36,198       35,795
FHLMC Gold                                                                      4.500       4/1/2010             38,761       38,120
FHLMC Gold                                                                      3.500       9/1/2010           366,641       351,734
FHLMC Gold                                                                      7.000      11/1/2031            119,884      123,740
FHLMC Gold                                                                      7.000      11/1/2031            125,120      129,145
FHLMC Gold                                                                      5.500       1/1/2034            722,228      699,211
FHLMC Gold                                                                      5.500       3/1/2034            252,461      244,415
FNMA                                                                            4.250      9/15/2007          1,350,000    1,346,811
FNMA                                                                            4.000       5/1/2010          1,611,020    1,561,598
FNMA                                                                            3.640       6/1/2010          2,665,000    2,518,299
FNMA                                                                            3.530       7/1/2010          1,294,560    1,233,029
FNMA                                                                            5.000      10/1/2011             53,479       52,997
FNMA                                                                            5.139     12/25/2011            729,200      726,049
FNMA                                                                            8.500       6/1/2012             11,323       11,434
FNMA                                                                            4.060       6/1/2013             28,000       25,867
FNMA                                                                            4.900       1/1/2014            449,586      433,257
FNMA                                                                            4.500      11/1/2014             23,594       22,879
FNMA                                                                            6.500      12/1/2015              6,553        6,706
FNMA                                                                            5.140       1/1/2016             75,000       73,313
FNMA                                                                            6.000       7/1/2017              6,788        6,828
FNMA                                                                            5.000       1/1/2019            342,006      331,361
FNMA                                                                            5.500      11/1/2024          1,367,170    1,335,816
FNMA                                                                            5.500      12/1/2024             18,627       18,200
FNMA                                                                            5.500       1/1/2025          3,478,603    3,398,826
FNMA                                                                            7.500       2/1/2029              9,532        9,979
FNMA                                                                            7.500       9/1/2029                703          735
FNMA                                                                            7.500      11/1/2029                618          646
FNMA                                                                            7.000      11/1/2031              2,050        2,125
FNMA                                                                            7.000       5/1/2032             17,803       18,441
FNMA                                                                            7.000       6/1/2032             23,209       24,041
FNMA                                                                            5.500       2/1/2033            106,233      102,950
FNMA                                                                            5.500       1/1/2034            690,215      668,744
FNMA                                                                            5.500       1/1/2034          1,625,639    1,575,068
FNMA                                                                            5.500       8/1/2034             51,477       49,840
FNMA                                                                            5.500       9/1/2034             88,698       85,876
FNMA                                                                            5.500       9/1/2034             63,296       61,282
FNMA                                                                            5.500       9/1/2034             82,802       80,168
FNMA                                                                            5.500       9/1/2034            197,943      191,646
FNMA                                                                            5.500       9/1/2034             24,481       23,702
FNMA (TBA) (e)                                                                  6.000       7/1/2020         19,465,000   19,550,159
FNMA (TBA) (e)                                                                  5.000       7/1/2035         31,230,000   29,258,606
FNMA (TBA) (e)                                                                  5.500       7/1/2035         40,570,000   39,124,694
FNMA (TBA) (e)                                                                  6.000       7/1/2035         22,710,000   22,461,598
GNMA                                                                            9.000      2/15/2021             17,406       18,746
GNMA                                                                            8.000      8/15/2025              9,371        9,935

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

              Schedule of Investments -- June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                 Par         Value
Security Description                                                            Rate       Maturity             Value      (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
Agency Pass Thru Securities (continued)
GNMA                                                                            8.000%    11/15/2025    USD      12,110  $    12,838
GNMA                                                                            8.000      5/15/2026              2,300        2,440
GNMA                                                                            8.000     11/15/2026             11,251       11,934
GNMA                                                                            6.000      1/15/2032              3,403        3,395
GNMA                                                                            6.500      7/15/2032              6,725        6,860
                                                                                                                        ------------
                                                                                                                         154,670,335
                                                                                                                        ------------
Total Pass Thru Securities (Cost $210,645,757)                                                                           209,199,076
                                                                                                                        ------------

U.S. Treasury Obligations-23.4%
U.S. Treasury Bond (d)                                                          4.500      2/15/2036          5,942,000    5,380,297
U.S. Treasury Bond (TBA) (e)                                                    4.750      2/15/2037         15,400,000   14,520,521
U.S. Treasury Note (b) (d)                                                      4.375     12/31/2007          3,485,000    3,476,016
U.S. Treasury Note (d)                                                          4.625      2/29/2008            620,000      618,305
U.S. Treasury Note                                                              4.875      4/30/2008          1,790,000    1,787,623
U.S. Treasury Note (b) (d)                                                      5.125      6/30/2008         31,955,000   31,984,974
U.S. Treasury Note (d)                                                          5.000      7/31/2008          4,210,000    4,208,686
U.S. Treasury Note (d)                                                          4.625     12/31/2011          3,810,000    3,762,672
U.S. Treasury Note (d)                                                          4.625     11/15/2016          4,117,000    3,989,954
U.S. Treasury Note (TBA) (e)                                                    4.875      6/30/2009          9,635,000    9,634,248
U.S. Treasury Note (TBA) (e)                                                    4.875      6/30/2012          3,790,000    3,779,638
U.S. Treasury Note (TBA) (e)                                                    4.500      5/15/2017         52,115,000   49,965,256
                                                                                                                        ------------
Total U.S. Treasury Obligations (Cost $132,906,485)                                                                      133,108,190
                                                                                                                        ------------

Foreign Denominated-0.5%
Brazil-0.5%
Republic of Brazil (d)                                                         12.500       1/5/2016    BRL   1,330,000      840,562
Republic of Brazil                                                             12.500       1/5/2016          3,025,000    1,911,806
                                                                                                                        ------------
TOTAL FOREIGN DENOMINATED (Cost $1,967,950)                                                                                2,752,368
                                                                                                                        ------------
TOTAL BONDS AND NOTES ($777,601,502)                                                                                     773,987,457
                                                                                                                        ------------

Common Stock-0.0%                                                                                              Shares
                                                                                                               ------

Hong Kong-0.0%
GuangDong Alliance (f)                                                                                  HKD     228,997            0
HK Property (f)                                                                                                 228,997            0
                                                                                                                        ------------
TOTAL COMMON STOCK (Cost $ 0)                                                                                                      0
                                                                                                                        ------------

Convertible Stock-0.0%
AES Trust VII 6.00% CVT Pfd                                                                             USD         900       44,775
Sovereign Capital Trust IV 4.375% CVT Pfd                                                                           900       41,738
                                                                                                                        ------------
TOTAL CONVERTIBLE STOCK (Cost $85,276)                                                                                        86,513
                                                                                                                        ------------

PURCHASED OPTIONS-0.0%                                                                                      Contract Size
                                                                                                            -------------
2 Yr Floor 3M Libor, Strike Price 4.00%, 1/13/2009 (c) (Cost $34,125)                                           262,500        4,273
                                                                                                                        ------------

SHORT-TERM INVESTMENTS-1.4%                                                     Rate       Maturity           Par Value
                                                                                ----       --------           ---------
U.S. Treasury Bill-0.1%
U.S. Treasury Bill (d) (g)                                                      4.900       7/5/2007            160,000      159,957
U.S. Treasury Bill (d) (g)                                                      4.650       9/6/2007            295,000      292,472
                                                                                                                        ------------
TOTAL U.S. TREASURY BILLS (Cost $452,297)                                                                                    452,429
                                                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

              Schedule of Investments -- June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                 Par         Value
Security Description                                                            Rate       Maturity             Value      (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency-0.5%
FNMA (g) (Cost $3,081,211)                                                      5.110%      7/2/2007    USD   3,090,000  $ 3,082,120
                                                                                                                        ------------

Commerical Paper-0.8%
Cox Enterprises (g) (Cost $4,650,000)                                           4.000      8/15/2007          4,650,000    4,649,535
                                                                                                                        ------------
TOTAL SHORT TERM INVESTMENTS (Cost $8,183,508)                                                                             8,184,084
                                                                                                                        ------------

INVESTMENT OF CASH COLLATERAL-12.1%                                                                            Shares
                                                                                                               ------
BlackRock Cash Strategies L.L.C (Cost $68,966,218)                                                           68,966,218   68,966,218
                                                                                                                        ------------
TOTAL UNAFFILIATED INVESTMENTS (Cost $854,870,629)                                                                       851,228,545
                                                                                                                        ------------


AFFILIATED INVESTMENTS-2.2%
Dreyfus Institutional Preferred
  Plus Money Market Fund (h) (Cost $12,450,471)                                                              12,450,471   12,450,471
                                                                                                                        ------------

TOTAL INVESTMENTS-152.0% (Cost $867,321,100)                                                                             863,679,016
                                                                                                                        ------------

LIABILITIES IN EXCESS OF OTHER ASSETS-(52.0%)                                                                          (295,505,623)
                                                                                                                        ------------

NET ASSETS-100%                                                                                                         $568,173,393
                                                                                                                        ============

Notes to Schedule Investments

144A--Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $63,184,887 or 11.1% of net assets.
BRL--Brazilian Real
CVT--Convertible
FHLMC--Federal Home Loan Mortgage Company
FNMA--Federal National Mortgage Association
GNMA--Government National Mortgage Association
HKD--Hong Kong Dollar
PFD--Preferred
REIT--Real Estate Investment Trust
TBA--To Be Announced
(a)  Variable Rate Security; rate indicated as of June 30, 2007.
(b)  Denotes all or part of security segregated as collateral.
(c) Illiquid security. At the period end, the value of these securities amounted to $2,020,915 or 0.4% of net assets.
(d)  Security, or a portion of thereof, was on loan at June 30, 2007.
(e)  Delayed delivery security.
(f) Security valued at fair value using methods determined in good faith by or under the direction of the Board of Trustees.
(g)  Rate noted is yield to maturity
(h)  Affiliated institutional money market fund.

At June 30, 2007 the Portfolio held the following futures contracts:

                                                                                                     Unrealized
                                                                                 Underlying Face    Appreciation/
Contract                                      Position    Expiration Date        Amount at Value   (Depreciation)
-----------------------------------------------------------------------------------------------------------------
U.S. 2 Year Treasury Note (122 Contracts)       Short        9/28/2007           $ 24,861,312        $  33,362
U.S. 10 Year Treasury Note (461 Contracts)      Short        9/19/2007             48,729,141          227,876
U.S. Long Bond CBT (36 Contracts)               Short        9/19/2007              3,879,000           35,450
U.S. 5 Year Treasury Note (348 Contracts)       Long         9/28/2007             36,219,187         (144,802)
                                                                                                     ---------
                                                                                                     $ 151,886
                                                                                                     =========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

              Schedule of Investments -- June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

At June 30, 2007 the Portfolio held the following forward foreign currency exchange contracts:

                           Local
                         Principal          Contract           Value at         USD Amount         Unrealized
Contracts to Deliver       Amount          Value Date        June 30, 2007      to Receive        (Depreciation)
----------------------------------------------------------------------------------------------------------------
Euro                       370,000          9/19/2007          $ 502,135        $ 493,384           $ (8,751)
                                                               =========        =========           ========

                           Local
                         Principal          Contract           Value at         USD Amount         Unrealized
Contracts to Receive       Amount          Value Date        June 30, 2007      to Deliver        Appreciation
----------------------------------------------------------------------------------------------------------------
Euro                       370,000          9/19/2007          $ 502,135        $ 497,058           $  5,077
                                                               =========        =========           =========

At June 30, 2007, the Portfolio held the following open swap agreements:

                                                                                                                        Unrealized
Credit Default Swaps        Reference                        Buy/Sell     Pay/Receive     Expiration       Notional    Appreciation/
  Counterparty               Entity                         Protection     Fixed Rate        Date           Amount    (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Barclays              Global Bespoke Tranche 2.65%-4.65%      Sell           3.02%         6/20/2012      2,850,000 USD  $ (218,321)
Barclays              Global Bespoke Tranche 5.00%-7.00%      Buy           (4.80%)        6/20/2017      1,420,000 USD      (8,372)
Citibank                  Century Tel, 7.875%, 8/15/2012      Buy           (1.16%)        9/20/2015        853,000 USD     (17,393)
Citibank                  Century Tel, 7.875%, 8/15/2012      Buy           (1.19%)        9/20/2015      1,985,000 USD     (44,331)
Citibank        Dow Jones CDX.NA.IG.4 7% and 10% tranche      Buy           (0.705%)       6/20/2010      3,277,000 USD     (60,359)
Citibank        Dow Jones CDX.NA.IG.4 7% and 10% tranche      Buy           (0.685%)       6/20/2010        470,000 USD     (10,054)
Citibank                          AT&T, 5.875, 8/15/2012      Buy           (0.48%)        3/20/2017      5,430,000 USD     (13,828)
Deutsche Bank          Kaupthing Bank, 5.519%, 12/1/2009      Sell           0.65%         9/20/2007        650,000 USD         100
Deutsche Bank          Kaupthing Bank, 5.875%, 12/1/2009      Sell           0.52%         9/20/2007      2,600,000 USD       2,636
Deutsche Bank             Kraft Foods, 5.875%, 11/1/2011      Buy           (0.53%)        6/20/2017      1,375,000 USD      13,070
Deutsche Bank      Dow Jones CDX.NA.IG.8 10 year tranche      Sell           0.60%         6/20/2017      1,375,000 USD     (11,659)
Goldman, Sachs & Co.        Autozone, 5.875%, 10/15/2012      Buy           (0.62%)        6/20/2012      2,800,000 USD      10,365
Goldman, Sachs & Co.         Dow Jones CDX.NA.IG.8 Index      Sell           0.60%         6/20/2017      2,800,000 USD     (23,670)
JPMorgan              Georgia-Pacific, 7.75%, 11/15/2029      Sell           1.75%         6/20/2012      1,430,000 USD     (58,056)
JPMorgan                       Meadwestvaco, 6.85%, 2012      Buy           (1.10%)        6/20/2017      2,860,000 USD       3,334
JPMorgan        Dow Jones CDX.NA.IG.7 7% and 10% tranche      Sell           0.65%        12/20/2016        240,000 USD      (2,595)
JPMorgan        Dow Jones CDX.NA.IG.7 7% and 10% tranche      Sell           0.65%        12/20/2016      3,922,000 USD     (42,439)
Morgan Stanley            Century Tel, 7.875%, 8/15/2012      Buy           (1.15%)        9/20/2015        247,000 USD      (5,453)
Morgan Stanley  Dow Jones CDX.NA.IG.4 7% and 10% tranche      Buy           (0.685%)       6/20/2010        470,000 USD      (6,905)
UBS AG                   Turanlem Finance, 8%, 3/24/2014      Sell           1.15%         1/20/2008        890,000 USD      (1,758)
UBS AG         Dow Jones CDX.NA.IG.7 10% and 15% tranche      Sell           0.53%        12/20/2016     10,400,000 USD    (122,620)
UBS AG          Dow Jones CDX.NA.IG.7 7% and 10% tranche      Buy           (1.12%)       12/20/2016      5,200,000 USD     170,700
                                                                                                                         ----------
                                                                                                                         $ (447,608)
                                                                                                                         ==========

                                                                                                                 Unrealized
  Interest Rate          Floating Rate       Pay/Receive                      Expiration          Notional      Appreciation/
Swaps Counterparty          Index           Floating Rate    Fixed Rate          Date              Amount       (Depreciation)
------------------------------------------------------------------------------------------------------------------------------
JPMorgan            USD-3 MONTH LIBOR BBA          Pay          5.193%         5/14/2017       4,250,000 USD      $ (152,485)
JPMorgan            EUR-3 MONTH EURIBOR        Receive          4.478%         5/14/2017       3,150,000 EUR         122,416
                                                                                                                  ----------
                                                                                                                  $  (30,069)
                                                                                                                  ==========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

                       Statement of Assets and Liabilities
                            June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investments in securities (including securities on loan, valued at $72,209,837)
    Unaffiliated issuers, at value (Note 1A) (cost $854,870,629)                                                      $ 851,228,545
    Affiliated issuers, at value (Note 1A) (cost $12,450,471) (Note 1H)                                                  12,450,471
  Cash                                                                                                                        1,480
  Foreign currency, at value (identified cost, $25,869)                                                                      26,009
  Receivable for investments sold                                                                                        26,557,759
  Collateral held for securities on loan (Note 6)                                                                         5,960,556
  Unrealized appreciation on swap contracts (Note 5)                                                                        322,621
  Swap premium paid                                                                                                          30,345
  Interest and dividends receivable                                                                                       6,645,500
  Unrealized appreciation on forward foreign currency exchange contracts (Note 5)                                             5,077
                                                                                                                      -------------
    Total assets                                                                                                        903,228,363
Liabilities
  Payable for investments purchased                                                       $ 259,059,193
  Collateral for securities on loan (Note 6)                                                 74,926,774
  Unrealized depreciaton on swap contracts (Note 5)                                             800,298
  Payable for variation margin on open futures contracts (Note 5)                               192,844
  Unrealized depreciation on forward foreign currency exchange contracts (Note 5)                 8,751
  Accrued professional fees                                                                      22,525
  Accrued trustees' fees and expenses (Note 2)                                                   12,234
  Accrued accounting, administration and custody fees (Note 2)                                    3,117
  Other accrued expenses and liabilities                                                         29,234
                                                                                          -------------
    Total liabilities                                                                                                   335,054,970
                                                                                                                      -------------
Net Assets (applicable to investors' beneficial interest)                                                             $ 568,173,393
                                                                                                                      =============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

                             Statement of Operations
               For the Six Months Ended June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Interest income                                                                                                     $  14,763,040
  Dividend income from affiliated investments (Note 1H)                                                                     556,640
  Dividend income                                                                                                             2,334
  Security lending income (Note 6)                                                                                           24,595
                                                                                                                      -------------
    Total investment Income                                                                                              15,346,609

Expenses
  Investment advisory fee (Note 2)                                                        $   1,024,369
  Accounting, administration and custody fees (Note 2)                                          125,953
  Professional fees                                                                              24,305
  Trustees' fees and expenses (Note 2)                                                           13,477
  Insurance expense                                                                               5,951
  Miscellaneous expenses                                                                          3,043
                                                                                          -------------
    Total expenses                                                                                                        1,197,098
                                                                                                                      -------------
      Net investment income                                                                                              14,149,511
                                                                                                                      -------------

Realized and Unrealized Gain (Loss)
  Net realized gain (loss) on:
    Investments                                                                              (8,772,301)
    Financial futures transactions                                                            1,068,150
    Written options transactions                                                                (60,853)
    Foreign currency transactions and forward foreign currency exchange transactions            717,911
    Swap transactions                                                                            51,754
                                                                                          -------------
      Net realized gain (loss)                                                                                           (6,995,339)
  Change in unrealized appreciation (depreciation) on:
    Investments                                                                              (1,538,424)
    Financial futures contracts                                                                (188,730)
    Foreign currency translations and forward foreign currency exchange contracts              (177,265)
    Swap contracts                                                                             (391,867)
                                                                                          -------------
      Change in net unrealized appreciation (depreciation)                                                               (2,296,286)
                                                                                                                      -------------
        Net realized and unrealized gain (loss)                                                                          (9,291,625)
                                                                                                                      -------------
Net Increase in Net Assets from Operations                                                                            $   4,857,886
                                                                                                                      =============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                        For the
                                                                                    Six Months Ended        For the
                                                                                     June 30, 2007        Year Ended
                                                                                      (Unaudited)      December 31, 2006
                                                                                     -------------     -----------------
Increase (Decrease) in Net Assets:

From Operations
  Net investment income                                                              $  14,149,511       $  22,917,844
  Net realized gain (loss)                                                              (6,995,339)           (325,644)
  Change in net unrealized appreciation (depreciation)                                  (2,296,286)         (1,264,069)
                                                                                     -------------       -------------
  Net increase (decrease) in net assets from investment operations                       4,857,886          21,328,131
                                                                                     -------------       -------------

Capital Transactions
  Contributions                                                                         80,500,934         186,365,938
  Withdrawals                                                                          (72,705,104)       (109,974,249)
                                                                                     -------------       -------------
  Net increase (decrease) in net assets from capital transactions                        7,795,830          76,391,689
                                                                                     -------------       -------------

Total Increase (Decrease) in Net Assets                                                 12,653,716          97,719,820

Net Assets
  At beginning of period                                                               555,519,677         457,799,857
                                                                                     -------------       -------------
  At end of period                                                                   $ 568,173,393       $ 555,519,677
                                                                                     =============       =============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

                              Financial Highlights
--------------------------------------------------------------------------------

                                                 For the
                                            Six Months Ended                       Year Ended December 31,
                                              June 30, 2007       --------------------------------------------------------------
                                               (Unaudited)          2006         2005         2004         2003           2002
                                              -------------       ---------    ---------    ---------    ---------       -------
Total Return (a)                                     0.93%(b)          4.44%        3.00%        5.77%        5.25%         8.89%
Ratios/Supplemental Data:
  Expenses (to average daily net assets)*            0.43%(c)          0.44%        0.45%        0.45%        0.41%         0.38%
  Net Investment Income (to average daily
    net assets)*                                     5.06%(c)          4.79%        4.12%        3.80%        3.78%         4.86%
  Portfolio Turnover: (d)
    Inclusive                                         219%(b)           382%         380%         301%         398%          384%
    Exclusive                                          82%(b)           139%         106%          98%           -             -
  Net Assets, End of Year (000's omitted)       $ 568,173         $ 555,520    $ 457,800    $ 465,543    $ 611,008     $ 944,098

-----------
* For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the ratios without waivers and reimbursements would have been:

Ratios (to average daily net assets):
  Expenses                                            N/A               N/A          N/A          N/A         0.42%         0.39%
  Net investment income                               N/A               N/A          N/A          N/A         3.77%         4.85%

-----------
(a) Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements. Total return would have been lower in the absence of expense waivers.
(b)  Not annualized.
(c)  Calculated on an annualized basis.
(d) Beginning in 2004, the portfolio turnover rate is presented inclusive and exclusive of the effect of rolling forward purchase commitments.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


(1)  Organization and Significant Accounting Policies:

     Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Fixed Income Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

     The objective of the Portfolio is to achieve a high level of current income, consistent with conserving principal and liquidity, and secondarily to seek capital appreciation when changes in interest rates and economic conditions indicate that capital appreciation may be available without significant risk to principal by investing, under normal circumstances, at least 80% of net assets in fixed income securities issued by U.S. and foreign governments and companies.

     At June 30, 2007 there was one fund, Standish Mellon Fixed Income Fund (the "Fund"), invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at June 30, 2007 was 100%.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A.   Investment security valuations

     Securities are valued at the last sale prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last quoted bid price. Securities that are fixed income securities, other than short-term instruments with less than sixty days remaining to maturity, for which market prices are readily available, are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or dealers in such securities. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees. With respect to any portion of the Portfolio's assets that are invested in one or more open-end regulated investment companies ("RICs"), the Portfolio's net asset value ("NAV") will be calculated based upon the NAVs of such RICs.

     Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers, including counterparties, or pricing services.

     Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and then is valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B.   Securities transactions and income

     Securities transactions are recorded as of the trade date. Interest income is determined on the basis of coupon interest earned, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities and short-term securities with greater than sixty days to maturity. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis.

     The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Dividends representing a return of capital are reflected as a reduction of cost.

     C.   Income taxes

     The Portfolio is treated as a disregarded entity for U.S. federal income tax purposes. No provision is made by the Portfolio for federal or state income taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since the Portfolio's investor is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

     D.   Foreign currency transactions

     The Portfolio maintains its books and records in U.S. dollars. Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     E.   Foreign investment risk

     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

     F.   Commitments and contingencies

     In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

     G.   Expenses

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among funds of the Trust or portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

     H.   Affiliated issuers

     Affiliated issuers are investment companies advised by Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of The Bank of New York Mellon Corporation ("BNY Mellon"), or its affiliates.

     I.   New accounting requirements

     In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

(2)  Investment Advisory Fee and Other Transactions with Affiliates:

     The investment advisory fee paid to Standish Mellon for overall investment advisory administrative services, and general office facilities is paid monthly at the annual rate of 0.40% of the Portfolio's first $250,000,000 of average daily net assets, 0.35% of the next $250,000,000 of average daily net assets, and 0.30% of the average daily net assets in excess of $500,000,000.

     The Portfolio Trust has entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly owned subsidiary of BNY Mellon and an affiliate of Standish Mellon, to provide custody, administration and fund accounting services for the Portfolio. For these services the Portfolio pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement the Portfolio was charged $125,953 during for the six months ended June 30, 2007.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     The Portfolio Trust also entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Fund's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues, pursuant to this agreement, Mellon Bank earned $1,106 for the six months ended June 30, 2007. See Note 6 for further details.

     The Trust reimburses BNY Mellon Asset Management for a portion of the salary of the Trust's and Portfolio Trust's Chief Compliance Officer. No other director, officer or employee of Standish Mellon or its affiliates received any compensation from the Trust or the Portfolio Trust for serving as an officer or Trustee of the Trust or the Portfolio Trust. The Fund and Portfolio Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates (the "Independent Trustees") an annual fee and the Portfolio Trust pays each Independent Trustee a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the counsel to the Independent Trustees.

(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2007 were as follows:

                                            Purchases               Sales
                                         ---------------      ---------------
U.S. Government Securities               $ 1,604,586,557      $ 1,590,298,570
                                         ---------------      ---------------
Non-U.S. Government Securities           $   142,256,062      $    74,117,112
                                         ---------------      ---------------

(4)  Federal Taxes

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2007, as computed on a federal income tax basis, were as follows:

Cost for federal income tax purposes                            $ 867,321,100
                                                               ==============
Gross unrealized appreciation                                       2,794,336
Gross unrealized depreciation                                      (6,436,420)
                                                               --------------
Net unrealized appreciation (depreciation)                     ($   3,642,084)
                                                               ==============

     In July 2006, FASB issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has evaluated the implications on FIN 48 and determined that it will not have any impact on the financial statements.

(5)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Portfolio may trade the following financial instruments with off-balance sheet risk:

     Options

     Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased option is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at year end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract, or if the counterparty does not perform under the contract's terms.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers including counterparties.

     For the six months ended June 30, 2007, the Portfolio entered into the following transactions:

                                          Notional
Written Call Option Transactions           Amount             Premiums
                                         ---------            --------
Outstanding, beginning of period         $       -            $      -
Options written                            206,000              37,972
Options expired                           (206,000)            (37,972)
                                         ---------            --------
Outstanding, end of period               $       -            $      -
                                         =========            ========

     At June 30, 2007, the Portfolio held options. See the Schedule of Investments for further details.

     Forward currency exchange contracts

     The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any appreciation or depreciation are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

     At June 30, 2007, the Portfolio held forward currency exchange contracts. See the Schedule of Investments for further details.

     Futures contracts

     The Portfolio may enter into financial futures contracts for the purchase or sale of securities, or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments, shown as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized appreciation/depreciation by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may also arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Appreciation and depreciation are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At June 30, 2007, the Portfolio held open financial futures contracts. See the Schedule of Investments for further details.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     Swap agreements

     The Portfolio may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolio may enter into interest rate, credit default and total return swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the corporate or sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular corporate or sovereign issuer's default. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. The Portfolio earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations, which may be furnished by a pricing service or dealers in such securities and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and differences could be material. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. Payments received or made from credit default swaps at the end of the measurement period are recorded as realized gains and losses in the Statement of Operations. Net payments of interest on interest rate swap agreements, if any, are included as part of realized gains and losses. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

     At June 30, 2007, the Portfolio held open swap agreements. See the Schedule of Investments for further details.

(6)  Security Lending:

     The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

     The Portfolio loaned securities during the six months ended June 30, 2007 and earned interest on the invested collateral of $1,478,251 of which, $1,453,656 was rebated to borrowers or paid in fees. At June 30, 2007, the Portfolio had securities valued at $72,209,837 on loan, of which $68,966,218 was collateralized with cash and $5,960,556 was collateralized with securities. See the Schedule of Investments for further detail on the security positions on loan and collateral held.

(7)  Delayed Delivery Transactions:

     The Portfolio may purchase securities on a when-issued, delayed delivery or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Income on the securities will not be earned until settlement date. The Portfolio instructs its custodian to segregate securities having value at least equal to the amount of the purchase commitment.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     The Portfolio may enter into to be announced ("TBA") purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The Portfolio holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Portfolio may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment security valuations" above.

     The Portfolio may enter into TBA sale commitments to hedge its portfolio positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an offsetting TBA purchase commitment deliverable is held as "cover" for the transaction.

     At June 30, 2007, the Portfolio held delayed delivery securities. See the Schedule of Investments for further details.

(8)  Line of Credit:

     The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. The Fund/Portfolio also pays an annual renewal fee, computed at a rate of 0.020 of 1% of the committed amount and allocated ratably to the funds/portfolios. For the six months ended June 30, 2007, the expense allocated to the Portfolio was $556. The facility fee and interest expense is aggregated with miscellaneous expenses on the Statement of Operations.

     For the six months ended June 30, 2007, the Portfolio did not borrow from the credit line.

Trustees and Officers (Unaudited)

The following table lists the Trust's trustees and officers; their age, address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended June 30, 2007. The Fund's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees



                                                                      Principal
Name (Age)                                     Term of Office       Occupation(s)
Address, and                 Position(s)       and Length of         During Past
Date of Birth             Held with Trust       Time Served           5 Years
------------------------------------------------------------------------------------------------
Samuel C. Fleming (66)        Trustee          Trustee since    Chairman Emeritus, Decision
61 Meadowbrook Road                            11/3/1986        Resources, Inc. ("DRI")
Weston, MA 02493                                                (biotechnology research and
9/30/40                                                         consulting firm); formerly
                                                                Chairman of the Board and
                                                                Chief Executive Officer, DRI

Benjamin M. Friedman (63)     Trustee          Trustee since    William Joseph Maier,
c/o Harvard University                         9/13/1989        Professor of Political
Littauer Center 127                                             Economy, Harvard University
Cambridge, MA 02138
8/5/44

John H. Hewitt (72)           Trustee          Trustee since    Trustee, Mertens House, Inc.
P.O. Box 2333                                  11/3/1986        (hospice)
New London, NH 03257
4/11/35

Caleb Loring III (63)         Trustee          Trustee since    Trustee, Essex Street
c/o Essex Street Associates                    11/3/1986        Associates (family investment
P.O. Box 5600                                                   trust office)
Beverly, MA 01915
11/14/43

Interested Trustees

Patrick J. Sheppard (42)*     Trustee,         Since 2003       President and Chief Operating
The Boston Company              President and                   Officer of The Boston Company
Asset Management, LLC         Chief Executive                   Asset Management, LLC;
One Boston Place                Officer                         formerly Senior Vice President
Boston, MA 02108                                                and Chief Operating Officer,
7/24/65                                                         Mellon Asset Management
                                                                ("MAM") and Vice President and
                                                                 Chief Financial Officer, MAM


                                                          Trustee
                            Number of                   Remuneration
                          Portfolios in     Other         (period
Name (Age)                 Fund Complex  Directorships     ended
Address, and               Overseen by      Held by       June 30,
Date of Birth                Trustee        Trustee         2007)
-------------------------------------------------------------- ----------
Samuel C. Fleming (66)          32            None        Fund: $375
61 Meadowbrook Road                                  Portfolio: $427
Weston, MA 02493
9/30/40



Benjamin M. Friedman (63)       32            None        Fund: $375
c/o Harvard University                               Portfolio: $427
Littauer Center 127
Cambridge, MA 02138
8/5/44

John H. Hewitt (72)             32            None        Fund: $375
P.O. Box 2333                                        Portfolio: $427
New London, NH 03257
4/11/35

Caleb Loring III (63)           32            None         Fund: $375
c/o Essex Street Associate                            Portfolio: $441   s
P.O. Box 5600
Beverly, MA 01915
11/14/43

Interested Trustees

Patrick J. Sheppard (42)*       32            None           $0
The Boston Company
Asset Management, LLC
One Boston Place
Boston, MA 02108
7/24/65

     * Effective August 10, 2007, Ms. McCann was elected President and Chief Executive Officer of the Trust.

Principal Officers who are Not Trustees

Name (Age)                                        Term of Office
Address, and                        Position(s)   and Length of                  Principal Occupation(s)
Date of Birth                   Held with Trust    Time Served                     During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------
Barbara A. McCann (46)*        Vice President     Since 2003            Senior Vice President and Head of Operations,
BNY Mellon Asset Management     and Secretary                           BNY Mellon Asset Management ("MAM"); formerly
One Boston Place                                                        First Vice President, MAM and Mellon Global
Boston, MA 02108                                                        Investments
2/20/61

Steven M. Anderson (42)        Vice President     Vice President        Vice President and Mutual Funds Controller, BNY
BNY Mellon Asset Management     and Treasurer     since 1999;           Mellon Asset Management; formerly Assistant
One Boston Place                                  Treasurer             Vice President and Mutual Funds Controller,
Boston, MA 02108                                  since 2002            Standish Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland (56)        Assistant Vice     Since 1996            First Vice President and Manager, Mutual Funds
BNY Mellon Asset Management      President                              Operations, BNY Mellon Asset Management;
One Boston Place                                                        formerly Vice President and Manager, Mutual
Boston, MA 02108                                                        Fund Operations, Standish Mellon Asset
8/19/51                                                                 Management Company, LLC

Mary T. Lomasney (50)             Chief           Since 2005            First Vice President, BNY Mellon Asset
BNY Mellon Asset Management    Compliance                               Management and Chief Compliance Officer, Mellon
One Boston Place                Officer                                 Optima L/S Strategy Fund, LLC; formerly
Boston, MA 02108                                                        Director, Blackrock, Inc., Senior Vice
4/8/57                                                                  President, State Street Research & Management
                                                                        Company ("SSRM"), and Vice President, SSRM

* Effective August 10, 2007, Ms. McCann was elected President and Chief Executive Officer of the Trust.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                    [Logo] Mellon
                           --------------------------
                           Mellon Institutional Funds

                           One Boston Place
                           Boston, MA 02108-4408
                           800.221.4795
                           www.melloninstitutionalfunds.com

                                                                      6923SA0607

                                               [LOGO] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds




Semiannual Report                          Standish Mellon
                                           Global Fixed Income Fund
--------------------------------------------------------------------------------
June 30, 2007 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://www.melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://www.melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                  Mellon Institutional Funds Investment Trust
                    Standish Mellon Global Fixed Income Fund

                    Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                             Expenses Paid
                                                  Beginning                          Ending                  During Period+
                                                Account Value                     Account Value             January 1, 2007
                                               January 1, 2007                    June 30, 2007            to June 30, 2007
---------------------------------------------------------------------------------------------------------------------------
Actual                                            $1,000.00                         $1,002.70                   $3.23
Hypothetical (5% return
  per year before expenses)                       $1,000.00                         $1,021.57                   $3.26

+ Expenses are equal to the Fund's annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example reflects the combined expenses of the Fund and the master portfolio in which it invests all its assets.

                  Mellon Institutional Funds Investment Trust
                    Standish Mellon Global Fixed Income Fund

             Portfolio Information as of June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

The Standish Mellon Global Fixed Income Fund invests all of its investable assets in an interest of the Standish Mellon Global Fixed Income Portfolio (See
Note 1 of the Fund's Notes to Financial Statements). The Portfolio is actively managed. Current holdings may be different than those presented below.

Summary of Combined Ratings
--------------------------------------------------------------
                                              Percentage of
Quality Breakdown                              Investments
--------------------------------------------------------------
AAA and higher                                    63.3%
AA                                                 6.5
A                                                 10.4
BBB                                                8.1
BB                                                 2.7
B                                                  9.0
                                                 -----
   Total                                         100.0%

Based on ratings from Standard & Poor's and/or Moody's Investors Services. If a security receives split (different) ratings from multiple rating organizations, the Portfolio treats the security as being rated in the higher rating category.

                                                                                          Percentage of
Top Ten Holdings*                             Rate                       Maturity          Investments
---------------------------------------------------------------------------------------------------------
FNMA (TBA)                                    5.000%                     7/1/2035              14.8%
Japan Government                              1.100                    12/10/2016               5.4
FNMA (TBA)                                    5.500                      7/1/2035               5.3
FCE Bank PLC                                  5.164                     9/30/2009               3.0
Deutsche Republic                             3.250                      7/4/2015               2.7
U.S. Treasury Note                            4.000                     2/15/2015               2.2
Netherlands Government Bond                   4.000                     1/15/2037               2.0
GNMA 2006-9 A                                 4.201                     8/16/2026               1.7
Freddie Mac                                   5.250                     7/18/2011               1.6
United Kingdom Gilt Treasury                  5.000                      9/7/2014               1.6
                                                                                               ----
                                                                                               40.3%

* Excluding short-term investments and investment of cash collateral.

                                              Percentage of
Economic Sector Allocation                     Investments
-------------------------------------------------------------
Government/Agency                                   29.3%
Corporate                                           28.5
Mortgage Pass Thru                                  24.0
ABS/CMBS/CMO                                        11.6
Emerging Markets                                     3.1
Cash & Equivalents                                   3.5
                                                   -----
                                                   100.0%

                  Mellon Institutional Funds Investment Trust
                    Standish Mellon Global Fixed Income Fund

                       Statement of Assets and Liabilities
                           June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investment in Standish Mellon Global Fixed Income Portfolio ("Portfolio"), at value (Note 1A)                        $37,985,957
  Receivable for Fund shares sold                                                                                          470,000
  Prepaid expenses                                                                                                           7,293
                                                                                                                       -----------
    Total assets                                                                                                        38,463,250
Liabilities
  Payable for Fund shares redeemed                                                              $   1,625
  Accrued professional fees                                                                        27,178
  Accrued transfer agent fees (Note 2)                                                              3,570
  Accrued shareholder reporting expense (Note 2)                                                    1,160
  Accrued trustees' fees expenses (Note 2)                                                            487
  Accrued chief compliance officer fees (Note 2)                                                      339
  Other accrued expenses and liabilities                                                              239
                                                                                                ---------
    Total liabilities                                                                                                       34,598
                                                                                                                       -----------
Net Assets                                                                                                             $38,428,652
                                                                                                                       ===========
Net Assets consist of:
  Paid-in capital                                                                                                      $60,069,848
  Accumulated net realized loss                                                                                        (21,653,865)
  Undistributed net investment income                                                                                      232,633
  Net unrealized depreciation                                                                                             (219,964)
                                                                                                                       -----------
Total Net Assets                                                                                                       $38,428,652
                                                                                                                       ===========
Shares of beneficial interest outstanding                                                                                2,083,304
                                                                                                                       ===========
  (Net Assets/Shares outstanding)                                                                                      $     18.45
                                                                                                                       ===========

    The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Investment Trust
                    Standish Mellon Global Fixed Income Fund

                             Statement of Operations
               For the Six Months Ended June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Interest and security lending income allocated from Portfolio                                                        $ 1,068,087
  Dividend income allocated from Portfolio (net of foreign withholding taxes of $1,931)                                     20,900
  Expenses allocated from Portfolio                                                                                       (132,842)
                                                                                                                       -----------
    Net investment income allocated from Portfolio                                                                         956,145
Expenses
  Professional fees                                                                             $  18,453
  Registration fees                                                                                 8,207
  Transfer agent fees (Note 2)                                                                      2,719
  Chief compliance officer fee (Note 2)                                                             2,089
  Shareholder reporting expense (Note 2)                                                            1,160
  Trustees' fees and expenses (Note 2)                                                                992
  Insurance expense                                                                                   154
  Administrative service fee (Note 2)                                                                  55
  Miscellaneous expenses                                                                            3,910
                                                                                                ---------
    Total expenses                                                                                 37,739
Deduct:
  Reimbursement of Fund operating expenses (Note 2)                                               (37,739)
                                                                                                ---------
    Net expenses                                                                                                                --
                                                                                                                       -----------
      Net investment income                                                                                                956,145
                                                                                                                       -----------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) allocated from Portfolio on:
    Investments                                                                                   292,520
    Financial futures transactions                                                               (146,379)
    Foreign currency transactions and forward currency exchange transactions                      104,926
    Swap transactions                                                                             (20,962)
                                                                                                ---------
      Net realized gain (loss)                                                                                             230,105
Change in unrealized appreciation (depreciation) allocated from Portfolio on:
  Investments                                                                                    (801,458)
  Financial futures contracts                                                                      24,489
  Written options contracts                                                                         6,873
  Foreign currency translation and forward currency exchange contracts                            (236,446)
  Swap contracts                                                                                  (26,646)
                                                                                                ---------
Change in net unrealized appreciation (depreciation)                                                                    (1,033,188)
                                                                                                                       -----------
  Net realized and unrealized gain (loss) allocated from Portfolio                                                        (803,083)
                                                                                                                       -----------
Net Increase in Net Assets from Operations                                                                             $   153,062
                                                                                                                       ===========

    The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Investment Trust
                    Standish Mellon Global Fixed Income Fund

                      Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                               For the
                                                                           Six Months Ended                   For the
                                                                            June 30, 2007                   Year Ended
                                                                             (Unaudited)                 December 31, 2006
                                                                             -----------                 -----------------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income                                                      $   956,145                    $ 2,287,595
  Net realized gain (loss)                                                       230,105                      (947,015)
  Change in net unrealized appreciation (depreciation)                        (1,033,188)                     1,141,527
                                                                             -----------                    -----------
  Net increase (decrease) in net assets from investment operations               153,062                      2,482,107
                                                                             -----------                    -----------
Distributions to Shareholders (Note 1C)
  From net investment income                                                    (407,586)                    (1,680,731)
                                                                             -----------                    -----------
  Total distributions to shareholders                                           (407,586)                    (1,680,731)
                                                                             -----------                    -----------
Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                               470,000                      2,087,125
  Value of shares issued to shareholders in reinvestment of distributions        371,505                      1,379,153
  Cost of shares redeemed                                                     (3,818,254)                  (32,775,521)
                                                                             -----------                    -----------
  Net increase (decrease) in net assets from Fund share transactions          (2,976,749)                  (29,309,243)
                                                                             -----------                    -----------
Total Increase (Decrease) in Net Assets                                       (3,231,273)                  (28,507,867)
Net Assets
  At beginning of period                                                      41,659,925                     70,167,792
                                                                             -----------                    -----------
  At end of period [including undistributed net investment
    income and distributions in excess of net investment
    income of $232,633 and $315,926, respectively]                           $38,428,652                    $41,659,925
                                                                             ===========                    ===========

    The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Investment Trust
                    Standish Mellon Global Fixed Income Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                         For the
                                                     Six Months Ended                  Year Ended December 31,
                                                       June 30, 2007     ----------------------------------------------------------
                                                       (Unaudited)         2006         2005         2004        2003         2002
                                                        ---------        -------     --------     --------    --------     --------
Net Asset Value, Beginning of Period                    $  18.60         $ 18.28     $  19.64     $  20.67    $  19.43     $  18.45
                                                        --------         -------     --------     --------    --------     --------
From Operations:
  Net investment income* (a)                                0.44            0.70         0.75         0.83        0.75         0.82
  Net realized and unrealized gain
    (loss) on investments                                  (0.39)           0.22        (0.04)        0.20        0.49         0.44
                                                        --------         -------     --------     --------    --------     --------
Total from investment operations                            0.05            0.92         0.71         1.03        1.24         1.26
                                                        --------         -------     --------     --------    --------     --------
Less Distributions to Shareholders:
  From net investment income                               (0.20)          (0.60)       (2.07)       (2.06)         --        (0.27)
  From tax return of capital                                  --              --           --           --          --        (0.01)
                                                        --------         -------     --------     --------    --------     --------
Total distributions to shareholders                        (0.20)          (0.60)       (2.07)       (2.06)         --        (0.28)
                                                        --------         -------     --------     --------    --------     --------
Net Asset Value, End of Period                          $  18.45          $18.60     $  18.28     $  19.64    $  20.67     $  19.43
                                                        ========          ======     ========     ========    ========     ========
Total Return                                                0.27%(b)(c)     5.09%(b)     3.64%(b)     4.98%(b)    6.38%(b)     6.94%
Ratios/Supplemental Data:
  Expenses (to average daily net assets)*(d)                0.65%(e)        0.65%        0.65%        0.65%       0.65%        0.60%
  Net Investment Income (to average daily net assets)*      4.69%(e)        3.79%        3.75%        3.86%       3.74%        4.43%
  Net Assets, End of Period (000's omitted)             $ 38,429         $41,660     $ 70,168     $ 72,241    $146,186     $164,582

-------------
* For the periods indicated, the investment adviser voluntarily agreed not to impose a portion of its investment advisory fee payable to the Portfolio and/ or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the ratios without waivers and reimbursement would have been:

Net investment income per share (a)                     $   0.41         $  0.67     $   0.73     $   0.83    $   0.74          N/A
Ratios (to average daily net assets):
Expenses (d)                                                0.93%(e)        0.81%        0.77%        0.68%       0.70%         N/A
Net investment income                                       4.41%(e)        3.64%        3.63%        3.83%       3.69%         N/A

(a)  Calculated based on average shares outstanding,
(b)  Total return would have been lower in the absence of expense waivers.
(c)  Not annualized.
(d)  Includes the Fund's share of the Portfolio's allocated expenses.
(e)  Calculated on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Investment Trust
                    Standish Mellon Global Fixed Income Fund

                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Organization and Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Global Fixed Income Fund (the "Fund") is a separate non-diversified investment series of the Trust.

     The objective of the Fund is to maximize total return while realizing a market level of income consistent with preserving principal and liquidity. The Fund invests all of its investable assets in an interest of Standish Mellon Global Fixed Income Portfolio (the "Portfolio"), a subtrust of Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust and has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in U.S. dollar and non-U.S. dollar denominated fixed income securities of governments and companies located in various countries, including emerging markets. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (100% at December 31, 2006). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     Effective May 1, 2007, the Board approved Fund strategy changes to ease limits on investments in emerging markets and high yield investments and lower the minimum average credit quality of the Fund. Specifically, the changes: (i) increased the limitations on high yield exposure from 15% to 25% of Fund's total assets; (ii) changed the description of the Fund's average credit quality from a "target in the range of A to AA/Aa" to "a minimum of A-/A3" and (iii) increased the general limitation on investing in issuers located in emerging markets from 10% to 25% of the total assets of the Fund.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A.   Investment security valuations

     Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange ("NYSE") is open. The Fund records its investments in the Portfolio at value. The Portfolio values its securities at value as discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B.   Securities transactions and income

     The Fund's investments in the Portfolio are recorded on settlement date. The Portfolio's securities transactions are recorded as of the trade date as discussed in Note 1B of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Fund represent pro rata shares of gains and losses of the Portfolio.

     C.   Distributions to shareholders

     Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions from capital gains, if any, after reduction of capital losses are declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash.

     Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications, are primarily due to differing treatments for losses deferred due to wash sales, foreign currency gains and losses, post-October losses, capital loss carryovers, and the timing of recognition of realized and unrealized gains and losses on futures contracts.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

                  Mellon Institutional Funds Investment Trust
                    Standish Mellon Global Fixed Income Fund

                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     D.   Expenses

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among funds of the Trust and/or portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

     E.   Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

     F.   New accounting requirements

     In September 2006, the Financial Standards Accounting Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

(2)  Investment Advisory Fee and Other Transactions with Affiliates:

     The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of The Bank of New York Mellon Corporation ("BNY Mellon"), for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Standish Mellon voluntarily agreed to limit the total operating expenses of the Fund and its pro rata share of the Portfolio expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.65% of the Fund's average daily net assets. Pursuant to this agreement, for the six months ended June 30, 2007, Standish Mellon voluntarily reimbursed the Fund for $37,739 of its operating expenses. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

     The Trust entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of BNY Mellon and an affiliate of Standish Mellon, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services, the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $2,719, for the six months ended June 30, 2007.

     The Trust reimburses BNY Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the six months ended June 30, 2007, the Fund was charged $2,089. No other director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Portfolio Trust for serving as an officer or Trustee of the Trust. The Fund pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee.

     The Trust has contracted Mellon Investor Services LLC, a wholly owned subsidiary of BNY Mellon and an affiliate of Standish Mellon, to provide printing and fulfillment services for the Fund. Pursuant to this agreement, the Fund was charged $1,160 for the six months ended June 30, 2007.

     The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator an administrative service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts. For the six months ended June 30, 2007, the Fund was charged $50 for fees payable to BNY Mellon Private Wealth Management.

     Effective June 30, 2007, MBSC Securities Corporation ("MBSC"), a wholly owned subsidiary of BNY Mellon and an affiliate of Standish Mellon, replaced Mellon Funds Distributor, L.P. as the Fund's principal distributor.

                  Mellon Institutional Funds Investment Trust
                    Standish Mellon Global Fixed Income Fund

                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(3)  Investment Transactions:

     Increases and decreases in the Fund's investment in the Portfolio for the six months ended June 30, 2007, aggregated $371,505 and $10,748,444, respectively. The Fund receives a proportionate share of the Portfolio's income, expenses, and realized and unrealized gains and losses based on applicable tax allocation rules. Book/tax differences arise when changes in proportionate interest for funds investing in the Portfolio occur.

(4)  Shares of Beneficial Interest:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                           For the                                For the
                                                       Six Months Ended                         Year Ended
                                                        June 30, 2007                        December 31, 2006
                                                       -----------------                     -----------------
        Shares sold                                           25,474                                112,735
        Shares issued to shareholders
          for reinvestment of distributions                   20,180                                 74,640
        Shares redeemed                                     (202,612)                            (1,786,209)
                                                          ----------                          -------------
        Net increase (decrease)                             (156,958)                            (1,598,834)
                                                          ==========                          =============

     At June 30, 2007, one shareholder of record held approximately 83% of the total outstanding shares of the Fund. Investment activities of this shareholder could have a material impact on the Fund.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that were acquired through reinvestment of distributions. For the six months ended June 30, 2007, the Fund did not assess any redemption fees.

(5)  Federal Taxes:

     Each year, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Code. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timely distributions of its income to its shareholders, and the diversification of its assets, the Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gain which are distributed to shareholders.

     In July 2006, FASB issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has evaluated the implications of FIN 48 and determined that it will not have any impact on the financial statements.

     See the corresponding master portfolio for tax basis unrealized appreciation (depreciation) information.

                   Mellon Institutional Funds Master Portfolio
                 Standish Mellon Global Fixed Income Portfolio

              Schedule of Investments -- June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                            Par           Value
Security Description                                           Rate              Maturity                  Value         (Note 1A)
----------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--119.5%

BONDS AND NOTES--97.0%

Asset Backed--5.0%
Americredit Prime Automobile Receivables                       5.270%            10/8/2011      USD       385,000     $   383,884
Capital Auto Receivables Asset Trust 2006-2 B                  5.070            12/15/2011                160,000         157,881
Chase Issuance Trust 2007-A1 A1 (a)                            5.340             3/15/2013                280,000         279,997
Credit Suisse Mortgage Capital Certificate 2007-1 1A6A (a)     5.863             2/25/2037                260,000         254,184
CSAB Mortgage Backed Trust 2006-3 A1B2 (a)                     5.415            11/25/2036                179,427         179,456
Home Equity Mortgage Trust 2006-5 A1                           5.500             1/25/2037                163,875         163,709
JP Morgan Alternative Loan Trust 2006-S4 A6                    5.710            12/25/2036                225,000         219,533
USAA Auto Owner Trust                                          5.430            10/17/2011                255,000         255,000
                                                                                                                      -----------
Total Asset Backed (Cost $1,903,822)                                                                                    1,893,644
                                                                                                                      -----------

Collateralized Mortgage Obligations--9.0%
Government National Mortgage Association 2004-23 B             2.946             3/16/2019                275,105         264,484
Government National Mortgage Association 2005-76 A             3.963             5/16/2030                274,947         266,939
Government National Mortgage Association 2005-79 A             3.998            10/16/2033                269,635         262,546
Government National Mortgage Association 2006-5 A              4.241             7/16/2029                265,695         258,921
Government National Mortgage Association 2006-9 A              4.201             8/16/2026                645,059         628,095
Government National Mortgage Association 2006-15 A             3.727             3/16/2027                338,578         327,608
Government National Mortgage Association 2006-19 A             3.387             6/16/2030                230,572         221,804
Government National Mortgage Association 2006-39 A             3.772             6/16/2025                335,316         323,617
Government National Mortgage Association 2006-67 A             3.947            11/16/2030                484,916         469,047
Government National Mortgage Association 2006-68 A             3.888             7/16/2026                236,641         228,702
Government National Mortgage Association 2007-34A              4.272            11/16/2026                175,000         170,352
                                                                                                                      -----------
Total Collateralized Mortgage Obligations (Cost $3,421,248)                                                             3,422,115
                                                                                                                      -----------

Corporate--19.1%

Banking--5.8%
Bank of America Capital Trust XIII (a)                         5.760             3/15/2049                140,000         137,384
Chevy Chase Bank FSB                                           6.875             12/1/2013                295,000         293,525
GMAC LLC (a)                                                   6.610             5/15/2009                120,000         119,995
ICICI Bank Ltd. 144A (a)(g)                                    6.375             4/30/2022                150,000         142,537
Shinsei Finance Cayman Ltd 144A (a)                            6.418             1/29/2049                200,000         194,461
SMFG Preferred Capital 144A (a)                                6.078             1/29/2049                200,000         192,402
Societe Generale 144A (a)                                      5.922             4/29/2049                125,000         121,029
Sovereign Bancorp (a)                                          5.590             3/23/2010                215,000         215,063
Suntrust Preferred Capital I (a)                               5.853            12/15/2036                 40,000          39,759
USB Capital IX (a)                                             6.189             4/15/2049                300,000         302,215
Washington Mutual Bank (a)                                     5.446              5/1/2009                245,000         245,160
Washington Mutual, Inc                                         4.625              4/1/2014                200,000         183,823
                                                                                                                      -----------
                                                                                                                        2,187,353
                                                                                                                      -----------

Broadcasting--0.8 %
Time Warner, Inc. (a)                                          5.590            11/13/2009                305,000         305,293
                                                                                                                      -----------

Communications--0.8%
Time Warner Cable, Inc. 144A                                   5.400              7/2/2012                220,000         216,045
Qwest Corp. (a)                                                8.610             6/15/2013                 85,000          92,225
                                                                                                                      -----------
                                                                                                                          308,270
                                                                                                                      -----------

Consumer Cyclical--0.4%
Delhaize America Inc. 144A                                     6.500             6/15/2017                165,000         165,626
                                                                                                                      -----------

Energy--0.3%
Salomon Brothers AF for Tyumen Oil Co. (g)                     11.000            11/6/2007                125,000         127,013
                                                                                                                      -----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                 Standish Mellon Global Fixed Income Portfolio

              Schedule of Investments -- June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                            Par           Value
Security Description                                           Rate              Maturity                  Value         (Note 1A)
----------------------------------------------------------------------------------------------------------------------------------
Financial--3.9%
American Express (a)                                           6.800%             9/1/2066      USD        70,000     $    72,178
Boston Properties, Inc                                         6.250             1/15/2013                 85,000          87,162
Capmark Financial Group 144A                                   5.875             5/10/2012                110,000         108,559
Duke Realty Corp. REIT                                         5.250             1/15/2010                175,000         173,565
ERP Operating LP                                               5.750             6/15/2017                110,000         107,839
Goldman Sachs Capital II (a)                                   5.793              5/8/2049                110,000         107,354
International Lease Finance Corp.                              5.000             4/15/2010                180,000         177,878
Lincoln National Corp. (a)                                     7.000             5/17/2066                170,000         174,434
Simon Property Group LP REIT                                   5.750              5/1/2012                165,000         165,742
SLM Corp. (b)                                                  4.500             7/26/2010                220,000         203,415
Willis North America                                           6.200             3/28/2017                100,000          97,920
                                                                                                                      -----------
                                                                                                                        1,476,046
                                                                                                                      -----------

Industrial--5.1%
Coventry Health Care, Inc.                                     5.950             3/15/2017                 85,000          82,918
Crown Americas, Inc.                                           7.625            11/15/2013                130,000         131,300
Falconbridge Ltd.                                              6.000            10/15/2015                 85,000          84,963
Georgia-Pacific Corp. 144A                                     7.000             1/15/2015                135,000         129,938
Host Hotels and Resorts LP                                     6.875             11/1/2014                100,000          98,875
Jersey Central Power & Light Co.                               6.400             5/15/2036                 82,000          81,320
Mohawk Industries, Inc.                                        6.125             1/15/2016                170,000         168,276
Nordic Telecommunication Co. Holdings 144A                     8.875              5/1/2016                 90,000          95,400
Quest Diagnostics, Inc.                                        5.125             11/1/2010                 90,000          88,222
Reliance Steel & Aluminum                                      6.200            11/15/2016                170,000         167,265
Rogers Wireless, Inc.                                          7.500             3/15/2015                 45,000          48,205
SabMiller PLC 144A (a)                                         5.660              7/1/2009                200,000         200,371
Stater Brothers Holdings 144A                                  7.750             4/15/2015                 45,000          45,113
Telefonica Emisiones                                           6.421             6/20/2016                150,000         152,093
Waste Management, Inc.                                         6.875             5/15/2009                100,000         102,273
Windstream Corp.                                               8.125              8/1/2013                180,000         188,100
Windstream Corp.                                               8.625              8/1/2016                 60,000          63,450
                                                                                                                      -----------
                                                                                                                        1,928,082
                                                                                                                      -----------

Utilities--2.0%
Consumers Energy Co.                                           5.375             4/15/2013                140,000         137,774
Mirant North America LLC                                       7.375            12/31/2013                 95,000          97,138
National Grid PLC                                              6.300              8/1/2016                150,000         152,737
Niagara Mohawk Power Corp.                                     7.750             10/1/2008                175,000         179,441
Pepco Holdings, Inc. (b)                                       5.500             8/15/2007                 84,000          84,034
TXU Electric Delivery 144A (a)                                 5.735             9/16/2008                 95,000          95,031
                                                                                                                      -----------
                                                                                                                          746,155
                                                                                                                      -----------
Total Corporate Bonds (Cost $7,266,625)                                                                                 7,243,838
                                                                                                                      -----------

Municipal--0.5%
Tobacco Settlement Authority Michigan (Cost $194,988)          7.309              6/1/2034                195,000         198,808
                                                                                                                      -----------

Sovereign Bonds--1.0%
Republic of Argentina                                          7.000             9/12/2013                290,000         276,152
Republic of South Africa                                       5.875             5/30/2022                120,000         117,300
                                                                                                                      -----------
Total Sovereign Bonds (Cost $408,402)                                                                                     393,452
                                                                                                                      -----------

Yankee Bonds--0.5%
Amvescap PLC (Cost $209,945)                                   5.625             4/17/2012                210,000         208,335
                                                                                                                      -----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                 Standish Mellon Global Fixed Income Portfolio

              Schedule of Investments -- June 30, 2007 (Unaudited)

--------------------------------------------------------------------------------

                                                                                                            Par           Value
Security Description                                           Rate              Maturity                  Value         (Note 1A)
----------------------------------------------------------------------------------------------------------------------------------
Pass-Thru Securities--30.4%
Agency Pass Thru Securities--22.1%
FHLMC (b)                                                      5.250%            7/18/2011      USD       600,000     $   599,950
FNMA                                                           5.500              1/1/2034                385,375         373,386
FNMA (TBA) (c)                                                 5.000              7/1/2035              5,830,000       5,461,981
FNMA (TBA) (c)                                                 5.500              7/1/2035              2,020,000       1,948,038
                                                                                                                      -----------
                                                                                                                        8,383,355
                                                                                                                      -----------

Non-Agency Pass Thru--8.3%
Bear Stearns Commercial Mortgage Securities 2006-PW14 AAB      5.171            12/11/2038                565,000         545,923
Bear Stearns Commercial Mortgage Securities 2006-T24 AB        5.533            10/12/2041                525,000         516,936
Crown Castle Towers 2006-1A D 144A                             5.772            11/15/2036                175,000         172,045
Crown Castle Towers LLC, 2005-1A D 144A                        5.612             6/15/2035                320,000         315,680
First Union-Chase Commercial Mortgage                          5.950             6/15/2031                170,000         170,907
Global Signal Trust 2006-1 C 144A                              5.707             2/15/2036                150,000         149,074
Global Signal Trust 2006-1 E 144A                              6.495             2/15/2036                150,000         149,876
Global Signal Trust 2006-1 F 144A                              7.036             2/15/2036                 80,000          79,807
Goldman Sachs Mortgage Securities Corp., Cl. L 144A (a)        6.620             3/20/2020                140,000         140,000
Impac Secured Assets Corp. 2006-2 2A1 (a)                      5.670             8/25/2036                330,617         331,483
Morgan Stanley Capital I 2006-HQ9 A3                           5.712             7/12/2044                215,000         214,668
Morgan Stanley Capital I 2006-HQ9 AAB                          5.685             7/12/2044                215,000         214,151
Morgan Stanley Capital I 2006-IQ12 A1                          5.257            12/15/2043                135,249         134,329
                                                                                                                      -----------
                                                                                                                        3,134,879
                                                                                                                      -----------
Total Pass-Thru Securities (Cost $11,572,324)                                                                          11,518,234
                                                                                                                      -----------

U.S. Treasury Obligations--2.1%
U.S. Treasury Note (Cost $792,982)                             4.000             2/15/2015                850,000         795,945
                                                                                                                      -----------

Foreign Denominated--29.4%

Argentina--0.5%
Republic of Argentina (a)                                      2.000             9/30/2014      ARS       520,000         187,644
                                                                                                                      -----------

Brazil--1.2%
Republic of Brazil (b)                                        12.500             1/5/2016       BRL       700,000         442,401
                                                                                                                      -----------

Egypt--0.6%
Republic of Egypt                                              0.000             6/30/2007      EGP     1,275,000         224,361
                                                                                                                      -----------

Euro--16.2%
Allied Irish Bank UK (a)                                       4.781            12/29/2049      EUR        70,000          86,481
Autostrade SpA (a)                                             4.585              6/9/2011                300,000         409,336
Barclays Bank PLC (a)                                          4.875            12/15/2014                150,000         189,388
BES Finance Ltd. (a)                                           4.500            12/20/2049                 95,000         120,307
Deutsche Republic                                              3.250              7/4/2015                800,000         989,368
Deutsche Republic                                              4.750              7/4/2034                160,000         217,661
Deutsche Republic                                              4.250              1/4/2014                285,000         379,042
Deutsche Telekom International Finance BV                      6.625             7/11/2011                165,000         236,931
FCE Bank PLC EMTN (a)                                          5.164             9/30/2009                820,000       1,093,141
Finmeccanica SpA                                               4.875             3/24/2025                 80,000          99,111
GE Capital European Funding (a)                                4.148              5/4/2011                370,000         501,303
Holcim Finance Lux SA                                          4.375             6/23/2010                 65,000          86,728
Household Finance Corp.                                        6.500              5/5/2009                100,000         139,465
MPS Capital Trust I (a)                                        7.990            12/29/2049                 60,000          88,813
National Westminster Bank PLC (a)                              6.625            10/29/2049                 70,000          98,226
Netherlands Government Bond                                    4.000             1/15/2037                605,000         723,391
Owens-Brockway Glass Containers                                6.750             12/1/2014                 95,000         129,216

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                 Standish Mellon Global Fixed Income Portfolio

              Schedule of Investments -- June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                            Par           Value
Security Description                                           Rate              Maturity                  Value         (Note 1A)
----------------------------------------------------------------------------------------------------------------------------------
Euro (continued)
Satander Perpetual (a)                                         4.375%           12/29/2049      EUR       100,000     $   127,515
Telecom Italia Fin Spa                                         7.000             4/20/2011                 60,000          87,060
Telefonica Europe BV                                           5.125             2/14/2013                135,000         182,830
Telenet Communications NV 144A                                 9.000            12/15/2013                 56,025          81,890
Veolia Environnement                                           4.875             5/28/2013                 65,000          87,099
                                                                                                                      -----------
                                                                                                                        6,154,302
                                                                                                                      -----------
Japan--5.2%
Japan Government                                               1.100            12/10/2016      JPY   249,000,000       1,986,307
                                                                                                                      -----------

Mexico--1.1%
Mexican Fixed Rate Bonds                                       8.000            12/19/2013      MXN     4,410,000         415,989
                                                                                                                      -----------

United Kingdom--4.6%
Barclays Bank PLC (a)                                          6.000             9/15/2026      GBP        50,000          91,981
Bat International Finance PLC                                  6.375            12/12/2019                 90,000         176,537
HBOS Capital Funding LP (a)                                    6.461            11/29/2049                 85,000         168,043
United Kingdom Gilt Treasury                                   8.000             9/27/2013                225,000         506,114
United Kingdom Gilt Treasury                                   5.000              9/7/2014                300,000         580,775
United Kingdom Gilt Treasury                                   4.250              6/7/2032                125,000         226,830
                                                                                                                      -----------
                                                                                                                        1,750,280
                                                                                                                      -----------
Total Foreign Denominated (Cost $11,023,137)                                                                           11,161,284
                                                                                                                      -----------
Total Bonds and Notes (Cost $36,793,473)                                                                               36,835,655
                                                                                                                      -----------

CONVERTIBLE PREFERRED STOCKS--0.3%                                                                         Shares
                                                                                                           ------
Fannie Mae 5.375% CVT Pfd (Cost $100,000)                                                                       1          99,144
                                                                                                                      -----------

PURCHASE OPTIONS--0.0%                                                                            Notional Amount
                                                                                                  ---------------
Call Options
Dow Jones CDX, IG8 5 year                                                                                  62,200           7,277
U.S. Treasury 10 Year Note August 2007 @ 106                                                               18,000          10,969
                                                                                                                      -----------
TOTAL PURCHASED OPTIONS (Cost $17,619)                                                                                     18,246
                                                                                                                      -----------

                                                                                                            Par
SHORT-TERM INVESTMENTS--20.2%                                  Rate              Maturity                  Value
                                                               ----              --------                  -----
Federal Agency Bonds--19.8%
FNMA Discount Note (d) (e) (Cost $7,528,546)                   5.110%            7/20/2007      USD     7,550,000       7,530,748

U.S. Treasury Bill--0.4%
U.S. Treasury Bill (d) (e) ( Cost $148,682)                    4.650              9/6/2007                150,000         148,714
                                                                                                                      -----------
Total Short Term Investments (Cost $7,677,228)                                                                          7,679,462
                                                                                                                      -----------

INVESTMENT OF CASH COLLATERAL--2.0%                                                                        Shares
                                                                                                           ------
BlackRock Cash Strategies L.L.C (Cost $761,400)                                                           761,400         761,400
                                                                                                                      -----------
TOTAL UNAFFILIATED INVESTMENTS (Cost $45,349,720)                                                                      45,393,907
                                                                                                                      -----------

AFFILIATED INVESTMENTS--1.3%
Dreyfus Institutional Preferred Plus Money Market Fund (f) (Cost $500,682)                                500,682         500,682
                                                                                                                      -----------

TOTAL INVESTMENTS--120.8% (Cost $45,850,402)                                                                           45,894,589
                                                                                                                      -----------
LIABILITIES IN EXCESS OF OTHER ASSETS (20.8%)                                                                          (7,908,632)
                                                                                                                      -----------
NET ASSETS--100%                                                                                                      $37,985,957
                                                                                                                      ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                 Standish Mellon Global Fixed Income Portfolio

              Schedule of Investments -- June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

Notes to Schedule of Investments:

144A--Securities exempt form registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,794,884 or 7.4% of net assets.
ARS--Argentine Peso
BRL--Brazilian Real
EGP--Egyptian Pound
CVT--Convertible
EMTN--Euro Medium term note
EUR--Euro
FHLMC--Federal Home Loan Mortgage Company
FNMA--Federal National Mortgage Association
GBP--British Pound
JPY--Japanese Yen
MXN--Mexican Peso
REIT--Real Estate Investment Trust
TBA--To be announced
(a)  Variable Rate Security; rate indicated is as of June 30, 2007.
(b)  Security, or portion thereof was on loan at June 30, 2007.
(c)  Delayed delivery security.
(d)  Rate denoted is yield to maturity.
(e)  Denotes all or part of security segregated as collateral.
(f)  Affiliated money market fund.
(g) Illiquid security. At period end, the value of these securities amounted to $269,550 or 0.7% of net assets.

At June 30, 2007 the Portfolio held the following futures contracts:

                                                                                                             Unrealized
                                                                                   Underlying Face          Appreciation/
Contract                                    Position        Expiration Date        Amount at Value         (Depreciation)
------------------------------------------------------------------------------------------------------------------------
-U.S. 2 Year Treasury Note (48 Contracts)      Long             9/28/2007              9,781,500              $ (10,589)
U.S. 5 Year Treasury Note (14 Contracts)      Long             9/28/2007              1,457,094                  2,380
U.S. 10 Year Treasury Note (49 Contracts)     Short            9/19/2007              5,179,453                   (515)
U.S. Long Bond CBT (4 Contracts)              Short            9/19/2007                431,000                  4,455
EURO--Bobl (7 Contracts)                      Short             9/6/2007              1,004,886                  3,714
EURO--Bond (21 Contracts)                     Long              9/6/2007              3,147,670                (17,549)
                                                                                                             ---------
                                                                                                             $ (18,104)
                                                                                                             =========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  Standish Mellon Global Fixed Income Portfolio

              Schedule of Investments -- June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

At June 30, 2007 the Portfolio held the following forward exchange contracts:

                                     Local                                                                  Unrealized
                                  Principal        Contract            Value at            Amount          Appreciation/
Contracts to Deliver                Amount        Value Date        June 30, 2007        to Receive       (Depreciation)
------------------------------------------------------------------------------------------------------------------------
Brazilian Real                      740,000         7/9/2007        $    383,249       $    378,420        $    (4,829)
Canadian Dollar                     580,000        9/19/2007             546,111            543,458             (2,653)
Euro                                560,000        9/19/2007             759,987            746,424             (13,563)
Euro                                110,000        9/19/2007             149,283            146,687             (2,596)
Euro                              4,658,000        9/19/2007           6,321,466          6,218,057           (103,409)
Euro                                  7,043         7/3/2007               9,532              9,515                (17)
British Pounds                      935,000        9/19/2007           1,875,079          1,837,605            (37,474)
Icelandic Krona                   7,040,000        9/19/2007             111,012            109,674             (1,338)
Icelandic Krona                  23,870,000        9/19/2007             376,402            372,160             (4,242)
Japanese Yen                     15,440,000        9/19/2007             126,804            126,429               (375)
Japanese Yen                    153,920,000        9/19/2007           1,264,097          1,260,978             (3,119)
Japanese Yen                     99,210,000        9/19/2007             814,781            812,704             (2,077)
Mexican Peso                      4,560,000        9/19/2007             422,202            419,653             (2,549)
Swedish Krona                       130,000        9/19/2007              19,093             18,557               (536)
South African Rand                1,480,000         7/9/2007             209,885            206,906             (2,979)
                                                                    ------------       ------------        -----------
                                                                    $ 13,388,983       $ 13,207,227        $  (181,756)
                                                                    ============       ============        ===========

                                     Local                                                                  Unrealized
                                  Principal        Contract            Value at            Amount          Appreciation/
Contracts to Receive                Amount        Value Date        June 30, 2007        to Deliver       (Depreciation)
------------------------------------------------------------------------------------------------------------------------
Australian Dollar                   510,000        9/19/2007        $    431,414       $    427,100        $     4,314
Brazilian Real                      740,000         7/9/2007             383,249            386,121             (2,872)
Brazilian Real                      420,000         7/9/2007             217,520            220,126             (2,606)
Canadian Dollar                     530,000        9/19/2007             499,033            499,308               (275)
Columbian Peso                  355,800,000         7/9/2007             180,131            189,861             (9,730)
Indonesian Rupiah             1,662,600,000         7/9/2007             183,950            189,903             (5,953)
Indian Rupee                      7,680,000         7/9/2007             189,532            189,630                (98)
Icelandic Krona                   7,040,000        9/19/2007             111,013            110,633                380
Icelandic Krona                  23,870,000        9/19/2007             376,402            377,093               (691)
South Korean Won                222,180,000        9/19/2007             241,274            240,090              1,184
Malaysian Ringgit                   860,000        9/19/2007             250,337            251,242               (905)
Norwegian Krone                   2,100,000        9/19/2007             356,750            345,403             11,347
Norwegian Krone                   2,500,000        7/19/2007             424,271            410,820             13,451
Philippines Peso                 12,060,000        9/19/2007             260,827            263,032             (2,205)
Singapore Dollar                    370,000        9/19/2007             243,374            241,941              1,433
Turkish Lira                        285,000         7/9/2007             216,443            215,029              1,414
South African Rand                1,480,000         7/9/2007             209,885            207,777              2,108
                                                                    ------------       ------------       ------------
                                                                    $  4,775,405       $  4,765,109       $     10,296
                                                                    ============       ============       ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  Standish Mellon Global Fixed Income Portfolio

              Schedule of Investments -- June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

The Portfolio held the following cross currency contracts at June 30, 2007:

                                 Value at             In                 Value at       Contract       Unrealized
Contracts to Deliver           June 30, 2007     Exchange for          June 30, 2007    Value Date    Depreciation
------------------------------------------------------------------------------------------------------------------
Icelandic Krona                 $ 113,063                  Euro         $ 112,401       9/19/2007       $   (662)
Euro                              114,029       Icelandic Krona           113,062       9/19/2007           (967)
                                ---------                               ---------                       --------
                                $ 227,092                               $ 225,463                       $ (1,629)
                                =========                               =========                       ========

The Portfolio held the following written option contracts at June 30, 2007:

                                                                                            Notional
Written Call Options              Counterparty     Strike Price      Expiration Date         Amount        Premium       Value
-------------------------------------------------------------------------------------------------------------------------------
Dow Jones CDX IG8 5yr
  credit default swap           Lehman Brothers        0.349%          September 2007       $ 124,400      $ 13,062    $ 5,685
                                                                                            =========      ========    =======

Written Put Options

                                        Strike Price          Expiration Date      Contracts         Premium      Value
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Note 8/24/07          101                 August 2007               18          $3,318      $ 563
                                                                                          ==          ======      =====

At June 30, 2007 the Portfolio held the following open swap agreements:

                                                                                                                         Unrealized
Credit Default Swaps                      Reference               Buy/Sell (Pay)/Receive   Expiration      Notional    Appreciation/
    Counterparty                           Entity               Protection   Fixed Rate       Date          Amount    (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Barclays                    Global Bespoke Tranche 2.65%-4.65%      Sell        3.02        6/20/2012     630,000 USD    $  (47,687)
Barclays                    Global Bespoke Tranche 5.00%-7.00%      Buy        (4.80)       6/20/2017     420,000 USD        (3,410)
Bear Stearns & Co.            ConocoPhilips, 4.75%, 10/15/2012      Buy        (0.31)       6/20/2010     345,000 USD        (2,305)
Bear Stearns & Co.                    Nucor, 4.875%, 10/1/2012      Buy        (0.40)       6/20/2010     162,000 USD        (1,356)
Citibank                          AT&T, Inc. 5.875%, 8/15/2012      Buy        (0.48)       3/20/2017     510,000 USD        (1,558)
Citibank                             Altria, 7.000%, 11/4/2013      Buy        (0.27)      12/20/2011     720,000 USD          (502)
Citibank             Southern California Tobacco, 5%, 6/1/2037      Sell        1.35       12/20/2011     360,000 USD        (3,275)
Citibank                        Northern Tobacco, 5%, 6/1/2046      Sell        1.35       12/20/2011     360,000 USD        (3,275)
Deutsche Bank                   Kraft Foods, 5.875%, 11/1/2011      Buy        (0.53)       6/20/2017     210,000 USD         1,908
Goldman, Sachs & Co.              Autozone, 5.875%, 10/15/2012      Buy        (0.62)       6/20/2012     570,000 USD         1,339
JPMorgan                  Bear Stearns & Co., 5.3%, 10/30/2015      Buy        (0.51)       6/20/2012     210,000 USD          (359)
JPMorgan                      Citigroup Inc. 7.250%, 10/1/2010      Buy        (0.22)       6/20/2012     210,000 USD          (832)
JPMorgan                  Genworth Financial, 5.75%, 6/15/2014      Buy        (0.30)       6/20/2012     210,000 USD          (475)
JPMorgan                 HSBC Finance Corp., 7.000%, 5/15/2002      Buy        (0.28)       6/20/2012     210,000 USD        (1,214)
JPMorgan               Kimberly-Clark Corp., 6.875%, 2/15/2014      Buy        (0.19)      12/20/2011     925,000 USD        (1,950)
JPMorgan               Kimberly-Clark Corp., 6.875%, 2/15/2014      Buy        (0.19)      12/20/2011     925,000 USD        (1,950)
JPMorgan                    Lehman Brothers, 6.625%, 1/18/2012      Buy        (0.51)       6/20/2012     210,000 USD        (1,313)
JPMorgan                   Wells Fargo & Co.,5.555%,10/28/2015      Buy        (0.18)       6/20/2012     210,000 USD          (628)
JPMorgan                      France Telecom, 7.25%, 1/28/2013      Sell        0.66       12/20/2015     175,000 EUR         4,722
Morgan Stanley                     Dow Jones CDX.NA.IG.7 Index      Sell        0.65       12/20/2016     220,000 USD           957
UBS AG                        iTraxx Europe Series 5 version I      Sell        0.40        6/20/2011   1,050,000 EUR         6,615
                                                                                                                          ---------
                                                                                                                          $ (56,548)
                                                                                                                          =========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                 Standish Mellon Global Fixed Income Portfolio

              Schedule of Investments -- June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                               Unrealized
Interest Rate Swaps      Floating Rate          Pay/Receive                 Expiration       Notional        Appreciation/
   Counterparty              Index            Floating Rate   Fixed Rate      Date            Amount        (Depreciation)
--------------------------------------------------------------------------------------------------------------------------
JPMorgan             EUR--6 MONTH EURIBOR         Receive      4.1595%      1/19/2012      1,230,000 EUR      $  39,096
JPMorgan              JPY-6 MONTH YENIBOR             Pay      1.3600       1/19/2012    219,000,000 JPY        (11,780)
JPMorgan              MYR--6 Month Kilbor             Pay      4.1600      10/31/2011        838,925 MYR          3,335
JPMorgan               NZD--3 MONTH LIBOR             Pay      8.0475       6/21/2012        500,000 NZD            357
JPMorgan               THB--6 Month Bibor             Pay      5.1800       11/2/2011      8,464,000 THB         11,515
Morgan Stanley         NZD--3 MONTH LIBOR             Pay      7.8750       5/18/2010      2,850,000 NZD        (14,373)
UBS AG              JPY-6 MONTH LIBOR BBA             Pay      0.8775       5/11/2008    798,000,000 JPY           (982)
UBS AG                JPY-6 MONTH YENIBOR             Pay      2.5125        6/6/2026    159,000,000 JPY          9,972
UBS AG                SEK--6 Month Stibor             Pay      4.2900       6/27/2016      9,545,000 SEK        (66,630)
                                                                                                              ---------
                                                                                                              $ (29,490)
                                                                                                              =========

At June 30, 2007, the Portfolio held the following forward rate option contract:

                                                                                     Expiration            Notional      Unrealized
Total Return Swaps                        Description                                   Date                Amount      Depreciation
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan                 OTC contract to purchase a 1 year expiration straddle
                         (call and put) on a USD 10 Year Fixed/Floating interest
                         rate swap on 10/3/2007 for a premium of 4.37% of
                         notional. The option strikes will be determined on the
                         expiration date of the foward agreement using the
                         10 Year USD interest rate swap rate, 1 year foward.          10/3/2008            2,910,000      $ (1,555)

UBS AG                   OTC contract to purchase a 1 year expiration straddle
                         (call and put) on a USD 10 Year Fixed/Floating
                         interest rate swap on 9/21/2007 for a premium of
                         4.385% of notional. The option strikes will be
                         determined on the expiration date of the foward
                         agreement using the 10 Year USD interest
                         rate swap rate, 1 year foward.                               9/22/2008            3,330,000        (1,704)
                                                                                                                          --------
                                                                                                                          $ (3,259)
                                                                                                                          ========

Percentage of
Country Allocation                    Investments
--------------------------------------------------
Argintina                                 1.0%
Belguim                                   0.5
Brazil                                    1.0
Denmark                                   0.2
Egypt                                     0.5
France                                    0.4
Germany                                   4.0
India                                     0.3
Ireland                                   0.2
Italy                                     1.5
Japan                                     5.2
Mexico                                    0.9
Netherlands                               1.6
Russia                                    0.3
South Africa                              0.3
Spain                                     1.0
Switzerland                               0.8
UK                                        8.0
US                                       72.3
                                        -----
                                        100.0%

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  Standish Mellon Global Fixed Income Portfolio

                       Statement of Assets and Liabilities
                           June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investments in securities (including securities on loan, valued at $869,553 (Note 6)):
    Unaffiliated issuers, at value (Note 1A) (cost $45,349,720)                                                        $ 45,393,907
    Affiliated issuers, at value (Note 1A) (cost $500,682) (Note 1H)                                                        500,682
  Cash                                                                                                                       47,181
  Foreign currency (cost $224,165)                                                                                          225,284
  Receivable for investments sold                                                                                           909,221
  Interest receivable                                                                                                       348,685
  Collateral held for securities on loan (Note 6)                                                                           171,600
  Unrealized appreciation on swap contracts, (Note 5)                                                                        79,816
  Unrealized appreciation on forward foreign currency exchange contracts, (Note 5)                                           35,631
  Swap premium paid                                                                                                           3,326
  Prepaid expenses                                                                                                              865
                                                                                                                       ------------
    Total assets                                                                                                         47,716,198
Liabilities
  Payable for investments purchased                                                             $ 8,346,635
  Collateral for securities on loan (Note 6)                                                        933,000
  Unrealized depreciation on forward foreign currency exchange contracts, at value (Note 5)         208,720
  Unrealized depreciation on swap contracts, at value (Note 5)                                      165,854
  Payable for variation margin on open futures contracts (Note 5)                                    14,108
  Options written, at value (premium received $16,380) (Note 5)                                       6,248
  Unrealized depreciation on forward rate swaptions                                                   3,259
  Accrued professional fees                                                                          20,588
  Accrued accounting, administration, and custody fees (Note 2)                                       2,164
  Accrued trustees' fees and expenses (Note 2)                                                        1,760
  Other accrued expenses and liabilities                                                             27,905
                                                                                                -----------
    Total liabilities                                                                                                     9,730,241
                                                                                                                       ------------
Net Assets (applicable to investors' beneficial interest)                                                              $ 37,985,957
                                                                                                                       ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  Standish Mellon Global Fixed Income Portfolio

                             Statement of Operations
               For the Six Months Ended June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Interest income                                                                                                      $  1,066,615
  Dividend income from affiliated investments (Note 1H)                                                                      20,143
  Security lending income                                                                                                     1,472
  Dividend income (net of foreign withholding tax of $1,931)                                                                    757
                                                                                                                       ------------
                                                                                                                          1,088,987
Expenses
  Investment advisory fee (Note 2)                                                              $  81,757
  Accounting, administration and custody fees (Note 2)                                             46,410
  Professional fees                                                                                18,439
  Trustees' fees and expenses (Note 2)                                                              1,814
  Insurance expense                                                                                 1,141
  Miscellaneous expenses                                                                            3,062
                                                                                                ---------
    Total expenses                                                                                152,623
  Deduct:
  Waiver of investment advisory fee (Note 2)                                                      (19,781)
                                                                                                ---------
    Net expenses                                                                                                            132,842
                                                                                                                       ------------
      Net investment income                                                                                                 956,145
                                                                                                                       ------------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) on:
    Investments                                                                                   292,520
    Financial futures transactions                                                               (146,379)
    Foreign currency transactions and forward foreign currency exchange transactions              104,926
    Swap transactions                                                                             (20,962)
                                                                                                ---------
      Net realized gain (loss)                                                                                              230,105
  Change in unrealized appreciation (depreciation)
    Investments                                                                                  (801,458)
    Financial futures contracts                                                                    24,489
    Written options contracts                                                                       6,873
    Foreign currency translation and forward foreign currency exchange contracts                 (236,446)
    Swap contracts                                                                                (26,646)
                                                                                                ---------
      Change in net unrealized appreciation (depreciation)                                                               (1,033,188)
                                                                                                                       ------------
        Net realized and unrealized gain (loss)                                                                            (803,083)
                                                                                                                       ------------
Net Increase in Net Assets from Operations                                                                             $    153,062
                                                                                                                       ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                 Standish Mellon Global Fixed Income Portfolio

                      Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                          For the
                                                                      Six Months Ended       For the
                                                                        June 30, 2007       Year Ended
                                                                         (Unaudited)    December 31, 2006
                                                                         -----------    -----------------
Increase (Decrease) in Net Assets:

From Operations
  Net investment income                                                 $    956,145       $  2,287,595
  Net realized gain (loss)                                                   230,105           (947,015)
  Change in net unrealized appreciation (depreciation)                    (1,033,188)         1,141,527
                                                                        ------------       ------------
  Net increase (decrease) in net assets from investment operations           153,062          2,482,107
                                                                        ------------       ------------

Capital Transactions
  Contributions                                                              371,505          3,466,361
  Withdrawals                                                            (10,748,444)       (28,847,433)
                                                                        ------------       ------------
  Net increase (decrease) in net assets from capital transactions        (10,376,939)       (25,381,072)
                                                                        ------------       ------------
Total Increase (Decrease) in Net Assets                                  (10,223,877)       (22,898,965)

Net Assets
  At beginning of period                                                  48,209,834         71,108,799
                                                                        ------------       ------------
  At end of period                                                      $ 37,985,957       $ 48,209,834
                                                                        ============       ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  Standish Mellon Global Fixed Income Portfolio

                              Financial Highlights
--------------------------------------------------------------------------------

                                                     For the
                                                 Six Months Ended                  Year Ended December 31,
                                                   June 30, 2007     -----------------------------------------------------------
                                                   (Unaudited)         2006         2005          2004        2003        2002
                                                    --------         --------     --------      --------    --------    --------
Total Return (a)                                        0.27%(b)(c)      5.09%(b)     3.64%(b)      5.00%       6.40%       6.98%
Ratios/Supplemental data:
Expenses (to average daily net assets)                  0.65%(d)         0.65%        0.65%         0.63%       0.63%       0.56%
Net Investment Income (to average
  daily net assets)                                     4.69%(d)         3.79%        3.75%         3.89%       3.75%       4.47%
  Portfolio Turnover: (c)
    Inclusive                                            119%(e)          152%         181%          166%        222%        205%
    Exclusive                                             53%(e)          122%         167%          130%         --           --
  Net Assets, End of Period (000's omitted)         $ 37,986         $ 48,210     $ 71,109      $ 73,073    $153,572    $164,590

--------------
* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the ratios without waivers and reimbursement would have been:

Ratios (to average daily net assets):
     Expenses (to average daily net assets)         0.75%(d)         0.69%        0.65%         NA          NA           NA
     Net investment income                          4.59%(d)         3.75%        3.74%         NA          NA           NA

(a) Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements.
(b)  Total return would have been lower in the absence of expense waivers.
(c) Beginning in 2004, the portfolio turnover ratio is presented inclusive and exclusive of the effect of rolling forward purchase commitments.
(d)  Calculated on an annualized basis.
(e)  Not annualized.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                 Standish Mellon Global Fixed Income Portfolio

                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Organization and Significant Accounting Policies:

     Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Global Fixed Income Portfolio (the "Portfolio") is a separate non-diversified investment series of the Portfolio Trust.

     The objective of the Portfolio is to maximize total return while realizing a market level of income consistent with preserving principal and liquidity. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in U.S. dollar and non-U.S. dollar denominated fixed income securities of governments and companies located in various countries, including emerging markets.

     Effective May 1, 2007, the Board approved Portfolio strategy changes to ease limits on investments in emerging markets and high yield investments and lower the minimum average credit quality of the Portfolio. Specifically, the changes: (i) increased the limitations on high yield exposure from 15% to 25% of Portfolio's total assets; (ii) changed the description of the Portfolio's average credit quality from a "target in the range of A to AA/Aa" to "a minimum of A-/A3" and (iii) increased the general limitation on investing in issuers located in emerging markets from 10% to 25% of the total assets of the Portfolio.

     At June 30, 2007 there was one fund, Standish Mellon Global Fixed Income Fund (the "Fund"), invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at June 30, 2007 was 100%.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment security valuations

     Securities are valued at the last sale prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last quoted bid price. Securities that are fixed income securities, other than short-term instruments with less than sixty days remaining to maturity, for which market prices are readily available, are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or dealers in such securities. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees. With respect to any portion of the Portfolio's assets that are invested in one or more open-end regulated investment companies ("RICs"), the Portfolio's net asset value ("NAV") will be calculated based upon the NAVs of such RICs.

     Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers, including counterparties, or pricing services.

     Because foreign markets may be open at different times than the New York Stock Exchange ("NYSE"), the value of the Portfolio's shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect the events that occur after such close but before the close of the NYSE.

     Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and then is valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B. Securities transactions and income

     Securities transactions are recorded as of the trade date. Interest income is determined on the basis of coupon interest earned, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities and short-term securities with greater than sixty days to maturity. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

                   Mellon Institutional Funds Master Portfolio
                 Standish Mellon Global Fixed Income Portfolio

                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

     C. Income taxes

     The Portfolio is treated as a disregarded entity for U.S. federal income tax purposes. No provision is made by the Portfolio for federal or state income taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since the Portfolio's investor is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them.

     Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

     D. Foreign currency transactions

     The Portfolio maintains its books and records in U.S. dollars. Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     E. Foreign investment risk

     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

     F. Commitments and contingencies

     In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

     G. Expenses

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among funds of the Trust or portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

     H. Affiliated issuers

     Affiliated issuers are investment companies advised by Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of The Bank of New York Mellon Corporation ("BNY Mellon"), or its affiliates.

                   Mellon Institutional Funds Master Portfolio
                 Standish Mellon Global Fixed Income Portfolio

                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     I. New accounting requirements

     In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

(2)  Investment Advisory Fee and Other Transactions with Affiliates:

     The investment advisory fee paid to Standish Mellon for overall investment advisory, administrative services, and general office facilities is paid monthly at the annual rate of 0.40% of the Portfolio's average daily net assets. Standish Mellon voluntarily agreed to limit the total annual operating expenses of the Fund and its pro rata share of the Portfolio expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.65% of the Fund's average daily net assets. Pursuant to this agreement, for the six months ended June 30, 2007, Standish Mellon voluntarily waived a portion of its investment advisory fee in the amount of $19,781. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

     The Portfolio Trust has entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly owned subsidiary of BNY Mellon and an affiliate of Standish Mellon, to provide custody, administration and fund accounting services for the Portfolio. For these services the Portfolio pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement the Portfolio was charged $46,410 during for the six months ended June 30, 2007.

     The Portfolio Trust also entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Portfolio's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. Pursuant to this agreement, Mellon Bank earned $634 for the six months ended June 30, 2007. See Note 6 for further details.

     The Trust reimburses BNY Mellon Asset Management for a portion of the salary of the Trust's and Portfolio Trust's Chief Compliance Officer. No other director, officer or employee of Standish Mellon or its affiliates received any compensation from the Trust or the Portfolio Trust for serving as an officer or Trustee of the Trust or the Portfolio Trust. The Fund and Portfolio Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates (the "Independent Trustees") an annual fee and the Portfolio Trust pays each Independent Trustee a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the counsel to the Independent Trustees.

(3)  Purchases and Sales of Investments:

Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2007 were as follows:

                                                  Purchases              Sales
                                                 -----------         -----------
U.S. Government Securities                       $41,160,381         $40,678,538
                                                 -----------         -----------
Non-U.S. Government Securities                   $ 6,147,786         $12,529,923
                                                 -----------         -----------

(4)  Federal Taxes:

     In July 2006, FASB issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has evaluated the implications of FIN 48 and determined that it will not have any impact on the financial statements.

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2007, as computed on a federal income tax basis, were as follows:

Cost for federal income tax purposes                               $ 45,850,402
                                                                   ============
Gross unrealized appreciation                                           468,317
Gross unrealized depreciation                                          (424,130)
                                                                   ------------
Net unrealized appreciation (depreciation)                         $     44,187
                                                                   ============

                   Mellon Institutional Funds Master Portfolio
                 Standish Mellon Global Fixed Income Portfolio

                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(5)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The Portfolio may trade the following financial instruments with off-balance sheet risk:

     Options

     Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased option is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at year end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract, or if the counterparty does not perform under the contract's terms.

     Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers, including counterparties.

     For the six months ended June 30, 2007, the Portfolio entered into the following transactions:

                                                Number of
Written Put Option Transactions                  Contracts           Premiums
                                                ----------           ---------
Outstanding, beginning of period                        --           $      --
Options written                                         18               3,318
                                                ----------           ---------
Outstanding, end of period                              18           $   3,318
                                                ==========           =========

                                                  Notional
Written Call Option Transactions                   Amount             Premiums
                                                ----------           ---------
Outstanding, beginning of period                $       --           $      --
Options written                                    124,400              13,062
                                                ----------           ---------
Outstanding, end of period                      $  124,400           $  13,062
                                                ==========           =========

     At June 30, 2007, the Portfolio held options. See the Schedule of Investments for further details.

     Forward currency exchange contracts

     The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any appreciation or depreciation are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

     At June 30, 2007, the Portfolio held forward currency exchange contracts. See the Schedule of Investments for further details.

                   Mellon Institutional Funds Master Portfolio
                 Standish Mellon Global Fixed Income Portfolio

                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     Futures contracts

     The Portfolio may enter into financial futures contracts for the purchase or sale of securities, or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments, shown as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized appreciation/depreciation by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may also arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Appreciation and depreciation are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At June 30, 2007, the Portfolio held open financial futures contracts. See the Schedule of Investments for further details.

     Swap agreements

     The Portfolio may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolio may enter into interest rate, credit default and total return swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the corporate or sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular corporate or sovereign issuer's default. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. The Portfolio earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations, which may be furnished by a pricing service or dealers in such securities, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and differences could be material. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities.

     Payments received or made from credit default swaps at the end of the measurement period are recorded as realized gains and losses in the Statement of Operations. Net payments of interest on interest rate swap agreements, if any, are included as part of realized gains and losses. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

     At June 30, 2007, the Portfolio held open swap agreements. See the Schedule of Investments for further details.

(6)  Security Lending:

     The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

                   Mellon Institutional Funds Master Portfolio
                 Standish Mellon Global Fixed Income Portfolio

                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     The Portfolio loaned securities during the six months ended June 30, 2007 and earned interest on the invested collateral of $70,564 of which, $69,092 was rebated to borrowers or paid in fees. At June 30, 2007, the Portfolio had securities valued at $869,553 on loan of which, $761,400 was collateralized with cash and $171,600 was collateralized with securities. See the Schedule of Investments for further detail on the security positions on loan and collateral held.

(7)  Delayed Delivery Transactions:

     The Portfolio may purchase securities on a when-issued, delayed delivery or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Income on the securities will not be earned until settlement date. The Portfolio instructs its custodian to segregate securities having value at least equal to the amount of the purchase commitment.

     The Portfolio may enter into to be announced ("TBA") purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The Portfolio holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Portfolio may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment security valuations" above.

     The Portfolio may enter into TBA sale commitments to hedge its portfolio positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an offsetting TBA purchase commitment deliverable is held as "cover" for the transaction.

     At June 30, 2007, the Portfolio held delayed delivery securities. See the Schedule of Investments for further details.

(8)  Line of Credit:

     The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. The Fund/Portfolio also pays an annual renewal fee, computed at a rate of 0.020 of 1% of the committed amount and allocated ratably to the funds/portfolios. For the six months ended June 30, 2007, the expense allocated to the Portfolio was $1,079. The facility fee and interest expense is aggregated with miscellaneous expenses on the Statement of Operations.

     For the six months ended June 30, 2007, the Fund/Portfolio had average borrowings outstanding of $2,782,400 for a total of four days and incurred $1,178 of interest expense. At June 30, 2007 the Fund/Portfolio had no borrowings outstanding.

Trustees and Officers (Unaudited)

The following table lists the Trust's trustees and officers; their age, address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended June 30, 2007. The Fund's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                     Number of                          Trustee
                                                                  Principal         Portfolios in     Other          Remuneration
Name (Age)                                     Term of Office   Occupation(s)       Fund Complex   Directorships    (period ended
Address, and                 Position(s)      and Length of     During Past          Overseen by      Held by           June 30,
Date of Birth             Held with Trust      Time Served        5 Years              Trustee        Trustee            2007)
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming (66)       Trustee          Trustee since   Chairman Emeritus,         32            None           Fund: $484
61 Meadowbrook Road                           11/3/1986       Decision Resources, Inc.                              Portfolio: $375
Weston, MA 02493                                              ("DRI") (biotechnology
9/30/40                                                       research and consulting
                                                              firm); formerly Chairman
                                                              of the Board and Chief
                                                              Executive Officer, DRI

Benjamin M. Friedman (63)    Trustee          Trustee since   William Joseph Maier,      32            None           Fund: $484
c/o Harvard University                        9/13/1989       Professor of Political                                Portfolio: $375
Littauer Center 127                                           Economy, Harvard
Cambridge, MA 02138                                           University
8/5/44

John H. Hewitt (72)          Trustee          Trustee since   Trustee, Mertens           32            None           Fund: $484
P.O. Box 2333                                 11/3/1986       House, Inc. (hospice)                                 Portfolio: $375
New London, NH 03257
4/11/35

Caleb Loring III (63)        Trustee          Trustee since   Trustee, Essex Street      32            None           Fund: $513
c/o Essex Street Associates                   11/3/1986       Associates (family                                    Portfolio: $375
P.O. Box 5600                                                 investment trust office)
Beverly, MA 01915
11/14/43


Interested Trustees

Patrick J. Sheppard (42)*    Trustee,         Since 2003      President and Chief        32            None           $0
The Boston Company           President                        Operating Officer of The
Asset Management, LLC        and Chief                        Boston Company Asset
One Boston Place             Executive                        Management, LLC;
Boston, MA 02108             Officer                          formerly Senior Vice
7/24/65                                                       President and Chief
                                                              Operating Officer,
                                                              Mellon Asset Management
                                                              ("MAM") and Vice
                                                              President and Chief
                                                              Financial Officer, MAM

* Effective August 10, 2007, Mr. Sheppard resigned as Trustee, President and Chief Executive Officer of the Trust.

Principal Officers who are Not Trustees

Name (Age)                                              Term of Office
Address, and                        Position(s)         and Length of                   Principal Occupation(s)
Date of Birth                     Held with Trust        Time Served                     During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann (46)*            Vice President        Since 2003           Senior Vice President and Head of Operations, BNY
BNY Mellon Asset Management         and Secretary                             Mellon Asset Management ("MAM"); formerly First Vice
One Boston Place                                                              President, MAM and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson (42)            Vice President        Vice President       Vice President and Mutual Funds Controller, BNY
BNY Mellon Asset Management        and Treasurer         since 1999;          Mellon Asset Management; formerly Assistant Vice
One Boston Place                                         Treasurer            President and Mutual Funds Controller, Standish
Boston, MA 02108                                         since 2002           Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland (56)          Assistant Vice          Since 1996           First Vice President and Manager, Mutual Funds
BNY Mellon Asset Management          President                                Operations, BNY Mellon Asset Management; formerly
One Boston Place                                                              Vice President and Manager, Mutual Fund Operations,
Boston, MA 02108                                                              Standish Mellon Asset Management Company, LLC
8/19/51

Mary T. Lomasney (50)                Chief               Since 2005           First Vice President, BNY Mellon Asset Management and
BNY Mellon Asset Management        Compliance                                 Chief Compliance Officer, Mellon Optima L/S Strategy
One Boston Place                    Officer                                   Fund, LLC; formerly Director, Blackrock, Inc., Senior
Boston, MA 02108                                                              Vice President, State Street Research & Management
4/8/57                                                                        Company ("SSRM"), and Vice President, SSRM

* Effective August 10, 2007, Ms. McCann was elected President and Chief Executive Officer of the Trust.

                    [LOGO] Mellon
                           --------------------------
                           Mellon Institutional Funds

                           One Boston Place
                           Boston, MA 02108-4408
                           800.221.4795
                           www.melloninstitutionalfunds.com

                                                                      6934SA0607

                                                [LOGO]Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds


Semiannual Report                       Standish Mellon
                                        High Yield Bond Fund
--------------------------------------------------------------------------------
June 30, 2007 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://www.melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://www.melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   Mellon Institutional Funds Investment Trust
                      Standish Mellon High Yield Bond Fund


                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                    Expenses Paid
                                          Beginning              Ending             During Period+
                                        Account Value        Account Value         January 1, 2007
                                        January 1, 2007      June 30, 2007        to June 30, 2007
---------------------------------------------------------------------------------------------------
Actual                                  $1,000.00               $1,024.30               $3.01
Hypothetical (5% return
  per year before expenses)             $1,000.00               $1,021.82               $3.01

--------------------
+ Expenses are equal to the Fund's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example reflects the combined expenses of the Fund and the master portfolio in which it invests all its assets.

                   Mellon Institutional Funds Investment Trust
                      Standish Mellon High Yield Bond Fund


              Portfolio Information as of June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------


The Standish Mellon High Yield Bond Fund invests all of its investable assets in an interest of the Standish Mellon High Yield Bond Portfolio (See Note 1 of the Fund's Notes to Financial Statements). The Portfolio is actively managed. Current holdings may be different than those presented below.

Summary of Combined Ratings

---------------------------------------------------------------
                                           Percentage of
Quality Breakdown                          Investments
---------------------------------------------------------------
AA                                            0.1%
A                                             1.2
BBB                                           5.8
BB                                           35.1
B                                            48.7
CCC                                           9.0
C                                             0.1
                                              ------
 Total                                        100.0%

Based on ratings from Standard & Poor's and/or Moody's Investors Services. If a security receives split (different) ratings from multiple rating organizations, the Portfolio treats the security as being rated in the higher rating category.

                                                                        Percentage of
Top Ten Holdings*                            Rate         Maturity      Investments
-----------------------------------------------------------------------------------------
Crown Americas, Inc.                         7.625%      11/15/2013         1.6%
Chevy Chase Bank FSB                         6.875        12/1/2013         1.5
Republic of Brazil                          12.500         1/5/2016         1.5
Hub International Holdings 144A             10.250        6/15/2015         1.3
Intelsat Bermuda Ltd.                       11.250        6/15/2016         1.2
Peabody Energy Corp.                         6.875        3/15/2013         1.2
Transcontinental Gas Pipe Line Corp.         8.875        7/15/2012         1.2
Host Marriott REIT                           7.125        11/1/2013         1.1
Terex Corp.                                  7.375        1/15/2014         1.0
Ford Motor Co.                               7.450        7/16/2031         1.0
                                                                           ----
                                                                           12.6%

*   Excluding short-term investments and investment of cash collateral.

                                           Percentage of
Economic Sector Allocation                  Investments
-----------------------------------------------------------------
ABS/CMBS/CMO                                     0.1%
Morgage Pass Thru                                0.8
Municipal                                        1.5
Corporate                                       94.7
Emerging Markets                                 2.9
                                               -----
                                               100.0%

                  Mellon Institutional Funds Investment Trust
                      Standish Mellon High Yield Bond Fund

                       Statement of Assets and Liabilities
                           June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------


Assets
  Investment in Standish Mellon High Yield Bond Portfolio ("Portfolio"), at value (Note 1A)                    $16,342,630
  Receivable for Fund shares sold                                                                                   11,995
  Prepaid expenses                                                                                                  10,339
                                                                                                                ----------
   Total assets                                                                                                 16,364,964

Liabilities
  Payable to Advisor                                                                           $   1,766
  Accrued professional fees                                                                       26,537
  Accrued transfer agent fees (Note 2)                                                             3,422
  Payable for Fund shares redeemed                                                                 2,619
  Accrued shareholder reporting expense (Note 2)                                                     628
  Accrued trustees' fees and expenses (Note 2)                                                       484
  Accrued chief compliance officer fee (Note 2)                                                      339
  Other accrued expenses and liabilities                                                           1,204
                                                                                                   -----
   Total liabilities                                                                                                36,999
                                                                                                               -----------
Net Assets                                                                                                     $16,327,965
                                                                                                               ===========

Net Assets consist of:
  Paid-in capital                                                                                              $25,998,634
  Accumulated net realized loss                                                                                 (9,809,651)
  Undistributed net investment income                                                                               63,508
  Net unrealized appreciation                                                                                       75,474
                                                                                                               -----------
Total Net Assets                                                                                               $16,327,965
                                                                                                               ===========
Shares of beneficial interest outstanding                                                                        1,026,605
                                                                                                               ===========
Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                                                                  $ 15.90
                                                                                                               ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                      Standish Mellon High Yield Bond Fund


                             Statement of Operations
               For the Six Months Ended June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------


Investment Income (Note 1B)
  Interest income allocated from Portfolio                                                                       $749,105
  Dividend income and securities lending from Portfolio                                                            22,400
  Expenses allocated from Portfolio                                                                               (60,130)
                                                                                                                 --------
   Net investment income allocated from Portfolio                                                                 711,375

Expenses
  Professional fees                                                                     $ 17,764
  Registration fees                                                                        8,234
  Transfer agent fees (Note 2)                                                             2,892
  Chief compliance officer expense (Note 2)                                                2,090
  Administrative service fee (Note 2)                                                      1,115
  Trustees' fees (Note 2)                                                                    992
  Insurance expense                                                                           79
  Miscellaneous                                                                            4,773
                                                                                         -------
   Total expenses                                                                         37,939

  Deduct:
   Reimbursement of Fund operating expenses (Note 2)                                    (37,939)
                                                                                         -------
    Net expenses                                                                                                       --
                                                                                                                  -------
     Net investment income                                                                                        711,375
                                                                                                                  -------
Realized and Unrealized Gain (Loss)
 Net realized gain (loss) allocated from Portfolio on:
  Investments                                                                            354,150
  Swap transactions                                                                      (18,049)
  Foreign currency transactions and forward foreign currency exchange transactions         5,948
   Net realized gain (loss)                                                             --------                  342,049
 Change in unrealized appreciation (depreciation) allocated from Portfolio on:
  Investments                                                                           (490,965)
  Swap contracts                                                                          (7,331)
  Foreign currency translations and forward foreign currency exchange contracts          (12,862)
   Change in net unrealized appreciation (depreciation)                                 --------                 (511,158)
                                                                                                                 --------
  Net realized and unrealized gain (loss) allocated from the Portfolio                                           (169,109)
                                                                                                                 --------
Net Inrease in Net Assets from Operations                                                                        $542,266
                                                                                                                 ========

    The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Investment Trust
                      Standish Mellon High Yield Bond Fund


                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                                 For the
                                                                              Six Months Ended               For the
                                                                                June 30, 2007               Year Ended
                                                                                (Unaudited)             December 31, 2006
                                                                              -----------------         -----------------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income                                                        $   711,375               $ 1,212,492
  Net realized gain (loss)                                                         342,049                    48,045
  Change in net unrealized appreciation (depreciation)                            (511,158)                  318,971
                                                                               -----------               -----------
  Net increase (decrease) in net assets from investment operations                 542,266                 1,579,508
                                                                               -----------               -----------
Distributions to Shareholders (Note 1C)
  From net investment income                                                      (634,507)               (1,183,071)
                                                                               -----------               -----------
  Total distributions to shareholders                                             (634,507)               (1,183,071)
                                                                               -----------               -----------
Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                               4,728,869                16,483,564
  Value of shares issued to shareholders in reinvestment of distributions          587,290                 1,025,942
  Cost of shares redeemed (net of redemption fees of $201 and $593,            (15,959,909)               (8,410,796)
  respectively)                                                                -----------               -----------
  Net increase (decrease) in net assets from Fund share transactions           (10,643,750)                9,098,710
                                                                               -----------               -----------
  Total Increase (Decrease) in Net Assets                                      (10,735,991)                9,495,147

Net Assets
  At beginning of period                                                        27,063,956                17,568,809
  At end of period (including undistributed net investment                     -----------               -----------
   income of $63,508 and distributions in excess
   of net investment income of $13,360, respectively)                          $16,327,965               $27,063,956
                                                                               ===========               ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                      Standish Mellon High Yield Bond Fund


                              Financial Highlights
--------------------------------------------------------------------------------


                                                           For the
                                                       Six Months Ended                 Year Ended December 31,
                                                        June 30, 2007   ---------------------------------------------------------
                                                         (Unaudited)      2006         2005        2004        2003         2002
                                                         -----------    -------      -------     -------     -------      -------
Net Asset Value, Beginning of Period                     $ 16.06        $ 15.81      $ 16.52     $ 16.19     $ 14.34      $ 14.88
                                                         -------        -------      -------     -------     -------      -------
From Operations:
       Net investment income * (a)                          0.58           1.11         1.13        1.18        1.21         1.26
       Net realized and unrealized
         gains (loss) on investments                       (0.19)          0.14        (0.54)       0.31        1.85        (0.59)
                                                         -------        -------      -------     -------     -------      -------
Total from investment operations                            0.39           1.25         0.59        1.49        3.06         0.67
                                                         -------        -------      -------     -------     -------      -------
Less Distributions to Shareholders:
       From net investment income                          (0.55)         (1.00)       (1.30)      (1.16)      (1.21)       (1.21)
                                                         -------        -------      -------     -------     -------      -------
Total distributions to shareholders                        (0.55)         (1.00)       (1.30)      (1.16)      (1.21)       (1.21)
                                                         -------        -------      -------     -------     -------      -------
Net Asset Value, End of Period                           $ 15.90        $ 16.06      $ 15.81     $ 16.52     $ 16.19      $ 14.34
                                                         =======        =======      =======     =======     =======      =======
Total Return (b)                                            2.43%(c)       8.22%        3.70%       9.56%      21.76%        4.70%
Ratios/Supplemental data:
       Expenses (to average daily net assets) * (d)         0.60%(e)       0.50%        0.50%       0.50%       0.50%        0.50%
       Net Investment Income (to average daily net          7.12%(e)       6.94%        6.84%       7.28%       7.79%        8.68%
       assets) *
       Net Assets, End of Period (000's omitted)         $16,328        $27,064      $17,569     $56,673     $57,036      $44,059
-----------
*  For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:
       Net investment income per share (a)                 $0.51          $0.93        $0.97       $1.12       $1.13         $1.21
       Ratios (to average daily net assets)
         Expenses (d)                                       1.47%(e)       1.58%        1.45%       0.87%       1.00%         1.01%
         Net investment income                              6.25%(e)       5.86%        5.89%       6.91%       7.29%         8.17%

(a)  Calculated based on average shares outstanding.
(b)  Total return would have been lower in the absence of expense waivers.
(c)  Not annualized.
(d)  Includes the Fund's share of the Portfolio's allocated expenses.
(e)  Calculated on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Investment Trust
                      Standish Mellon High Yield Bond Fund


                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Organization and Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon High Yield Bond Fund (the "Fund") is a separate diversified investment series of the Trust.

     The objective of the Fund is to maximize total return, consisting of a high level of income. The Fund invests all of its investable assets in an interest in Standish Mellon High Yield Bond Portfolio (the "Portfolio"), a subtrust of Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust and has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in below investment grade fixed income securities issued by U.S. and foreign governments, companies and banks, as well as tax-exempt securities, preferred stocks and warrants. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (100% at June 30, 2007). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment security valuations

     Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange ("NYSE") is open. The Fund records its investment in the Portfolio at value. The Portfolio values its securities at value as discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. Securities transactions and income

     The Fund's investments in the Portfolio is recorded on settlement date. The Portfolio's securities transactions are recorded as of the trade date as discussed in Note 1B of the Portfolio's Notes to Financial Statements, which are included elsewhere in the report. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Fund represent pro rata shares of gains and losses of the Portfolio.

     C. Distributions to shareholders

     Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions from capital gains, if any, after reduction of capital losses are declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash.

     Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences which may result in reclassifications, are primarily due to differing treatments for losses deferred due to wash sales, foreign currency gains and losses, post-October losses, capital loss carryovers, and the timing of recognition of realized and unrealized gains and losses on futures contracts.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income(loss), accumulated net realized gain (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D. Expenses

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among funds of the Trust and/or portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

                  Mellon Institutional Funds Investment Trust
                      Standish Mellon High Yield Bond Fund


                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


     E. Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

     F. New accounting requirements

     In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

(2)  Investment Advisory Fee and Other Transactions with Affiliates:

     The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of The Bank of New York Mellon Corporation ("BNY Mellon"), for such services. See Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report. Standish Mellon voluntarily agreed to limit the total operating expenses of the Fund and its pro rata share of the Portfolio's expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.50% of the Fund's average daily net assets. Pursuant to this agreement, for the six months ended June 30, 2007, Standish Mellon voluntarily reimbursed the Fund for $37,939 of its operating expenses. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

     The Trust entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of BNY Mellon and an affiliate of Standish Mellon, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services, the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $2,892, for the six months ended June 30, 2007.

     The Trust has contracted Mellon Investor Services LLC, a wholly owned subsidiary of BNY Mellon and an affiliate of Standish Mellon, to provide printing and fulfillment services for the Fund. Pursuant to this agreement, the Fund was charged $1,256, which is included in miscellaneous expenses in the statement of operations for the six months ended June 30, 2007.

     The Trust reimburses BNY Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the six months ended June 30, 2007, the Fund was charged $2,090. No other director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Portfolio Trust for serving as an officer or Trustee of the Trust. The Fund pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee.

     The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator an administrative service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts. For the six months ended June 30, 2007, the Fund was charged $436 for fees payable to BNY Mellon Private Wealth Management.

     Effective June 30, 2007, MBSC Securities Corporation ("MBSC"), a wholly owned subsidiary of BNY Mellon and an affiliate of Standish, replaced Mellon Funds Distributor, L.P. as the Fund's principal distributor.

(3)  Investment Transactions:

     Increases and decreases in the Fund's investment in the Portfolio for the six months ended June 30, 2007, aggregated $5,311,158 and $16,623,108, respectively. The Fund receives a proportionate share of the Portfolio's income, expenses, and realized and unrealized gains and losses based on applicable tax allocation rules. Book/tax differences arise when changes in proportionate interest for funds investing in the Portfolio occur.

                  Mellon Institutional Funds Investment Trust
                      Standish Mellon High Yield Bond Fund


                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


(4)  Shares of Beneficial Interest:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                     For the               For the
                                                 Six Months Ended         Year Ended
                                                   June 30, 2007      December 31, 2006
                                                 ----------------     -----------------
           Shares sold                                288,799            1,034,865
           Shares issued to shareholders
             for reinvestment of distributions         36,644               64,914

           Shares redeemed                           (984,356)            (525,494)
                                                     ---------            ---------
           Net increase (decrease)                   (658,913)             574,285
                                                     =========            =========

     At June 30, 2007, three shareholders of record, in the aggregate, held approximately 73% of the total outstanding shares of the Fund. Investment activities of these shareholders could have a material impact on the Fund.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that were acquired through reinvestment of distributions. For the six months ended June 30, 2007, the Fund received $201 in redemption fees and is reflected in the cost of shares redeemed.

(5)  Federal Taxes:

     Each year, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Code. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timely distributions of its income to its shareholders, and the diversification of its assets, the Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gain which are distributed to shareholders.

     In July 2006, the FASB issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has evaluated the implications of FIN 48 and determined that it will not have any impact on the financial statements.

     See the corresponding master portfolio for tax basis unrealized appreciation (depreciation) information.

                  Mellon Institutional Funds Master Portfolio
                   Standish Mellon High Yield Bond Portfolio


              Schedule of Investments -- June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------


                                                                                                           Par        Value
Security Description                                              Rate           Maturity                Value      (Note 1A)
-----------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--115.2%
BONDS AND NOTES--97.5%
Convertible Corporate Bonds--0.4%
Alliant Techsystems, Inc. 144A                                    2.750%         2/15/2024     USD      25,000  $  32,687
L-3 Communications Corp.                                          3.000           8/1/2035              30,000     33,825
                                                                                                                ---------
Total Convertible Corporate Bonds (Cost $56,124)                                                                   66,512
                                                                                                                ---------
Asset Backed--0.1%
Countrywide Asset-Backed Certificates 2007-4 M7 (Cost $18,766)    7.200          9/25/2037              20,000     18,180
                                                                                                                ---------
Corporate--87.2%
Banking--1.8%
BF Saul REIT                                                      7.500           3/1/2014              55,000     55,206
Chevy Chase Bank FSB                                              6.875          12/1/2013             245,000    243,775
                                                                                                                ---------
                                                                                                                  298,981
                                                                                                                ---------
Basic Industry--0.5%
Cinemark Inc                                                      0.000          3/15/2014              65,000     59,150
Smurfit-Stone Container Emterprises                               8.000          3/15/2017              25,000     24,250
                                                                                                                ---------
                                                                                                                   83,400
                                                                                                                ---------
Communications--0.7%
Sinclair Broadcast Group, Inc (2% beginning 1/15/2011)(a)         4.875          7/15/2018              45,000     43,706
NXP Funding LLC                                                   7.875         10/15/2014              75,000     73,875
                                                                                                                ---------
                                                                                                                  117,581
                                                                                                                ---------
Financial--6.1%
Arch Western Finance                                              6.750           7/1/2013              90,000     86,400
E*Trade Financial Corp.                                           8.000          6/15/2011              20,000     20,500
Ford Motor Credit Co. (b)                                         8.000         12/15/2016             100,000     95,785
Ford Motor Credit Corp.                                           5.625          10/1/2008              55,000     54,289
General Motors Acceptance Corp.                                   7.750          1/19/2010             215,000    206,938
Leucadia National Corp.                                           7.000          8/15/2013              60,000     58,800
Leucadia National Corp. 144A                                      7.125          3/15/2017              35,000     33,950
SLM Corp.                                                         4.500          7/26/2010              99,000     91,537
SLM Corp.                                                         5.125          8/27/2012              95,000     84,094
                                                                                                                ---------
                                                                                                                1,003,521
                                                                                                                ---------
Industrial--73.3%
Airgas, Inc.                                                      6.250          7/15/2014             130,000    124,800
Alliance One International                                       11.000          5/15/2012              40,000     43,900
Allied Waste North America                                        6.875           6/1/2017             125,000    120,937
AMC Entertainment, Inc.                                           8.000           3/1/2014             130,000    127,400
American Axle & MFG, Inc.                                         7.875           3/1/2017             105,000    103,162
ANR Pipeline Co.                                                  7.000           6/1/2025              10,000     10,707
Aramark Corp. 144A (c)                                            8.856           2/1/2015              35,000     35,525
Aramark Corp. 144A                                                8.500           2/1/2015              65,000     66,137
Belden CDT, Inc. 144A                                             7.000          3/15/2017              30,000     29,550
Bombardier, Inc. 144A                                             8.000         11/15/2014             100,000    103,500
BPC Holding Corp.(b)(c)                                           9.235          9/15/2014              15,000     15,150
BPC Holding Corp. (b)                                             8.875          9/15/2014              80,000     81,000
Cablevision Systems Corp. (c)                                     9.820           4/1/2009             150,000    156,750
Case Corp. (b)                                                    7.250          1/15/2016              95,000     96,425
CCH I Holdings LLC (b)                                            9.920           4/1/2014             115,000    106,375
CCM Merger, Inc. 144A                                             8.000           8/1/2013              75,000     74,625

    The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Master Portfolio
                   Standish Mellon High Yield Bond Portfolio


              Schedule of Investments -- June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------


                                                                                                           Par        Value
Security Description                                      Rate                   Maturity                 Value      (Note 1A)
-----------------------------------------------------------------------------------------------------------------------------------
Industrial (continued)
Chattem, Inc.                                             7.000%                  3/1/2014      USD       90,000     $ 89,775
Chesapeake Energy Corp. (b)                               7.625                  7/15/2013                20,000       20,500
Chesapeake Energy Corp.                                   7.500                  6/15/2014               125,000      126,562
Cimarex Energy Co.                                        7.125                   5/1/2017               105,000      102,375
Colorado Interstate Gas                                   6.800                 11/15/2015               115,000      118,268
Columbus McKinnon Corp.                                   8.875                  11/1/2013                40,000       42,300
Community Health Systems 144A                             8.875                  7/15/2015               150,000      152,062
Constellation Brands, Inc. 144A                           7.250                  5/15/2017                40,000       39,000
Corrections Corp. of America                              7.500                   5/1/2011                70,000       70,962
Corrections Corp. of America                              6.250                  3/15/2013                85,000       81,600
Cricket Communications I                                  9.375                  11/1/2014                75,000       77,437
Crown Americas, Inc.                                      7.625                 11/15/2013               262,000      264,620
Crown Americas, Inc.                                      7.750                 11/15/2015               105,000      105,525
CSC Holdings, Inc. (b)                                    8.125                  7/15/2009                55,000       56,100
Davita, Inc.                                              6.625                  3/15/2013                60,000       58,575
Davita, Inc.                                              7.250                  3/15/2015                15,000       14,812
Dean Foods Co.                                            7.000                   6/1/2016                45,000       42,975
Del Monte Corp.                                           8.625                 12/15/2012                95,000       98,087
Dex Media West LLC/Dex Media Finance Co.                  8.500                  8/15/2010                50,000       51,813
Dex Media West LLC/Dex Media Finance Co.                  9.875                  8/15/2013                28,000       29,960
Dex Media, Inc.                                           8.000                 11/15/2013                30,000       30,450
Digicel Group LTD. 144A (h)                               9.125                  1/15/2015               100,000       98,625
Dole Foods Co.                                            8.625                   5/1/2009                55,000       54,863
Douglas Dynamics LLC 144A                                 7.750                  1/15/2012               105,000       99,750
DRS Technologies, Inc.                                    6.625                   2/1/2016                15,000       14,475
Dynegy Holdings Inc.                                      8.750                  2/15/2012                50,000       51,500
Dynegy Holdings, Inc.                                     8.375                   5/1/2016               100,000       97,750
Education Management LLC                                  8.750                   6/1/2014                65,000       66,625
Education Management LLC (b)                             10.250                   6/1/2016                45,000       47,363
Esterline Technologies 144A                               6.625                   3/1/2017                85,000       82,025
Esterline Technologies Corp.                              7.750                  6/15/2013                60,000       60,600
Felcor Lodging LP (c)                                     7.260                  12/1/2011                75,000       75,000
Fontainebleau Las Vegas 144A                             10.250                  6/15/2015                50,000       49,250
Ford Motor Co. (b)                                        6.500                   8/1/2018               105,000       85,050
Ford Motor Co. (b)                                        7.450                  7/16/2031               210,000      167,738
Ford Motor Credit Co.                                     7.375                 10/28/2009                45,000       44,670
Freeport-McMoran C&G                                      8.250                   4/1/2015                25,000       26,375
Freeport-McMoRan Copper & Gold, Inc. (b)                  6.875                   2/1/2014                85,000       85,956
Freescale Semiconductor 144A                              8.875                 12/15/2014               145,000      138,475
Gaylord Entertainment Co.                                 8.000                 11/15/2013               140,000      141,925
General Motors (b)                                        7.200                  1/15/2011               100,000       96,125
General Motors Acceptance Corp. (b)                       6.125                  1/22/2008                75,000       74,989
Georgia-Pacific Corp.                                     8.125                  5/15/2011                75,000       76,594
Georgia-Pacific Corp. 144A                                7.000                  1/15/2015               110,000      105,875
Georgia-Pacific Corp.                                     8.000                  1/15/2024                95,000       92,150
Gibraltar Industries, Inc.                                8.000                  12/1/2015                45,000       44,100
Goodman Global Holding                                    7.875                 12/15/2012                25,000       24,750
Goodman Global Holdings (c)                               8.360                  6/15/2012                40,000       40,300
Goodyear Tire & Rubber Co. 144A (b)(d)                    8.625                  12/1/2011                85,000       89,463
Goodyear Tire & Rubber Co. (b)                            9.000                   7/1/2015                36,000       38,790
HCA, Inc.                                                 8.750                   9/1/2010                40,000       41,750
HCA, Inc.                                                 7.875                   2/1/2011               125,000      126,875

    The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Master Portfolio
                   Standish Mellon High Yield Bond Portfolio


              Schedule of Investments -- June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Par        Value
Security Description                                      Rate                   Maturity                 Value      (Note 1A)
--------------------------------------------------------------------------------------------------------------------------------
Industrial (continued)
HCA, Inc. 144A                                            9.125%                11/15/2014      USD        25,000   $ 26,281
HCA, Inc. 144A                                            9.250                 11/15/2016                105,000    111,825
Hertz Corp.                                              10.500                   1/1/2016                 25,000     27,625
Host Marriott REIT                                        7.125                  11/1/2013                175,000    174,781
Intelsat Bermuda Ltd                                     11.250                  6/15/2016                180,000    201,600
Intelsat Sub Holding Co. Ltd                              8.625                  1/15/2015                 90,000     92,250
INVISTA 144A                                              9.250                   5/1/2012                105,000    111,038
J.B. Poindexter & Co.                                     8.750                  3/15/2014                 80,000     74,000
Jefferson Smurfit Corp. US                                8.250                  10/1/2012                 10,000      9,925
Kabel Deutschland GmbH                                   10.625                   7/1/2014                100,000    109,500
Kansas City Southern Mexico 144A                          7.625                  12/1/2013                 50,000     49,875
Kansas City Southern Railway                              7.500                  6/15/2009                 50,000     49,625
L-3 Communications Corp. (b)                              6.125                  7/15/2013                100,000     94,500
Lamar Media Corp.                                         7.250                   1/1/2013                  5,000      4,988
Lamar Media Corp.                                         6.625                  8/15/2015                 20,000     18,950
Lamar Media Corp.                                         6.625                  8/15/2015                125,000    118,438
Leslie's Poolmart                                         7.750                   2/1/2013                110,000    109,450
Level 3 Financing, Inc. 144A (b)(c)                       9.150                  2/15/2015                 40,000     40,000
Lyondell Chemical Co.                                     8.000                  9/15/2014                 85,000     87,338
Metropcs Wireless, Inc. 144A (h)                          9.250                  11/1/2014                 60,000     61,950
Mueller Water Products 144A                               7.375                   6/1/2017                 25,000     24,790
Neiman Marcus Group, Inc.                                 9.000                 10/15/2015                 35,000     37,450
Nell AF Sarl 144A                                         8.375                  8/15/2015                150,000    143,625
Newfield Exploration Corp.                                7.625                   3/1/2011                145,000    148,988
Nexstar Finance, Inc.                                     7.000                  1/15/2014                110,000    108,900
Nextel Communications, Inc.                               6.875                 10/31/2013                 10,000      9,925
Norampac, Inc. (b)                                        6.750                   6/1/2013                160,000    152,600
Noranda Aluminium Acquisition 144A (b)                    9.360                  5/15/2015                 40,000     38,600
Nordic Telecommunication Co. Holdings 144A                8.875                   5/1/2016                 75,000     79,500
Owens-Brockway Glass Containers                           7.750                  5/15/2011                 95,000     97,494
Owens-Brockway Glass Containers                           8.250                  5/15/2013                120,000    124,200
Peabody Energy Corp.                                      6.875                  3/15/2013                195,000    194,025
Penn National Gaming, Inc.                                6.750                   3/1/2015                 75,000     76,875
Plastipak Holdings, Inc. 144A                             8.500                 12/15/2015                115,000    119,025
Pokagon Gaming Authority 144A                            10.375                  6/15/2014                130,000    143,325
Psychiatric Solutions Inc. 144A                           7.750                  7/15/2015                100,000     98,875
Psychiatric Solutions, Inc.                               7.750                  7/15/2015                100,000     98,875
Qwest Communications International, Inc. (c)              8.860                  2/15/2009                 44,000     44,440
Qwest Corp.                                               7.875                   9/1/2011                100,000    104,250
Qwest Corp.                                               7.500                  10/1/2014                 25,000     25,625
RBS Global & Rexnord Corp.                                9.500                   8/1/2014                 25,000     25,625
RBS Global & Rexnord Corp. (b)                           11.750                   8/1/2016                 65,000     69,875
Reliant Energy Inc.                                       7.625                  6/15/2014                145,000    141,375
Residential Capital LLC                                   6.500                  4/17/2013                 67,000     64,761
RH Donnelley Corp.                                        8.875                  1/15/2016                 20,000     20,800
RH Donnelley, Inc.                                       10.875                 12/15/2012                145,000    154,606
Rite Aid Corp. 144A Gtd. Notes (b)(h)                     9.375                 12/15/2015                110,000    105,600
Royal Caribbean Cruises Ltd. (b)                          8.750                   2/2/2011                 60,000     64,820

    The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Master Portfolio
                   Standish Mellon High Yield Bond Portfolio


              Schedule of Investments -- June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                          Par        Value
Security Description                                         Rate                Maturity                Value      (Note 1A)
-----------------------------------------------------------------------------------------------------------------------------------
Industrial (continued)
Russel Metals, Inc. (b)                                      6.375%              3/1/2014      USD       40,000     $ 38,400
Scientific Games Corp.                                       6.250             12/15/2012               145,000      139,381
Seneca Gaming Corp.                                          7.250               5/1/2012                55,000       55,756
Seneca Gaming Corp.                                          7.250               5/1/2012                20,000       20,275
Shingle Springs Tribal Group 144A (b)                        9.375              6/15/2015                60,000       60,525
Silgan Holdings, Inc.                                        6.750             11/15/2013                71,000       69,403
Smithfield Foods, Inc.                                       7.750              5/15/2013               155,000      157,325
Southern Natural Gas Co.                                     7.350              2/15/2031                45,000       47,703
Speedway Motorsports, Inc.                                   6.750               6/1/2013               120,000      117,000
Stater Brothers Holdings                                     8.125              6/15/2012                55,000       55,413
Stater Brothers Holdings 144A                                7.750              4/15/2015                85,000       85,213
Stena AB                                                     7.500              11/1/2013               120,000      121,200
Stone Container Corp.                                        8.375               7/1/2012                85,000       85,106
Sungard Data Systems, Inc. (b)                              10.250              8/15/2015                20,000       21,150
Tenet Healthcare Corp. (b)                                   9.875               7/1/2014                15,000       14,850
Tenet Healthcare Corp.                                       9.250               2/1/2015               140,000      133,000
Tenneco, Inc. (b)                                            8.625             11/15/2014               125,000      128,750
Terex Corp.                                                  7.375              1/15/2014               170,000      170,000
Transcontinental Gas Pipe Line Corp.                         8.875              7/15/2012               170,000      190,400
Tropicana Entertainment 144A (b)                             9.625             12/15/2014               125,000      120,313
UCI Holdco, Inc. 144A (d)                                   12.360             12/15/2013                52,575       53,364
United Components, Inc.                                      9.375              6/15/2013               100,000      103,250
Vail Resorts, Inc.                                           6.750              2/15/2014               105,000      102,244
WCA Waste Corp.                                              9.250              6/15/2014                35,000       36,400
Whiting Petroleum Corp.                                      7.250               5/1/2013                95,000       90,250
Williams Cos., Inc.                                          7.875               9/1/2021               140,000      150,500
Williams Scotsman, Inc.                                      8.500              10/1/2015                80,000       82,600
Windstream Corp.                                             8.125               8/1/2013               115,000      120,175
                                                                                                                  ----------
                                                                                                                  11,972,211
                                                                                                                  ----------
Industrial Development--0.2%
Marquee Holdings (12.00% beginning 8/15/2009) (a)(b)         0.000              8/15/2014                50,000       43,500
                                                                                                                  ----------
Media--0.6%
Idearc Inc.                                                  8.000             11/15/2016                85,000       85,850
Level 3 Financing, Inc. (b)                                  9.250              11/1/2014                10,000       10,100
                                                                                                                  ----------
                                                                                                                      95,950
Utilities--4.0%                                                                                                   ----------
AES Corp.                                                    8.875              2/15/2011               135,000      142,256
Edison Mission Energy                                        7.500              6/15/2013               130,000      128,700
Hertz Corp.                                                  8.875               1/1/2014                80,000       83,400
KB Home                                                      5.750               2/1/2014                50,000       44,000
Mirant North America LLC                                     7.375             12/31/2013               125,000      127,813
NRG Energy, Inc.                                             7.250               2/1/2014                75,000       75,188
NRG Energy, Inc.                                             7.375              1/15/2017                45,000       45,169
                                                                                                                  ----------
                                                                                                                     646,526
                                                                                                                  ----------
Total Corporate (Cost $14,293,220)                                                                                14,261,670
                                                                                                                  ----------

   The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Master Portfolio
                   Standish Mellon High Yield Bond Portfolio


              Schedule of Investments -- June 30, 2007 (Unaudited)
              ----------------------------------------------------

                                                                                                           Par        Value
Security Description                                                   Rate          Maturity             Value     (Note 1A)
------------------------------------------------------------------------------------------------------------------------------
Municipal Bonds--1.5%
Erie County NY Tob Asset Securitization Corp.                          6.000%        6/1/2028      USD    45,000   $   43,282
Tobacco Settlement Authority Iowa                                      6.500         6/1/2023            135,000      133,137
Tobacco Settlement Authority Michigan                                  7.309         6/1/2034             65,000       66,269
                                                                                                                   ----------
Total Municipal Bonds (Cost $244,505)                                                                                 242,688
                                                                                                                   ----------
Pass thru Securities--0.8%
Global Signal Trust 2006-1 F 144A                                      7.036        2/15/2036             55,000       54,868
Goldman Sachs Mortgage Securities Corp., 2007 EOPL 144A (c)            6.620        3/26/2020             70,000       70,000
                                                                                                                   ----------
Total Pass Thru Securities (cost $125,326)                                                                            124,868
                                                                                                                   ----------
Sovereign Bonds--1.3%
Argentina Bonos (c)                                                    5.475         8/3/2012            225,000      164,081
Republic of Argentina (c)                                              2.000         1/3/2010             25,000       10,819
Republic of Argentina                                                  8.280       12/31/2033             15,054       14,527
Republic of Brazil                                                     8.750         2/4/2025              5,000        6,200
Republic of Brazil                                                     0.125        5/15/2027              5,000        7,050
Republic of Venezuela (c)                                              6.355        4/20/2011             15,000       14,550
                                                                                                                   ----------
Total Sovereign Bonds (Cost $200,160)                                                                                 217,227
                                                                                                                   ----------
Yankee Bonds--0.9%
Ineos Group Holdings Plc 144A (b)                                      8.500        2/15/2016            110,000      107,525
Telenet Group Holding NV 144A (11.50% beginning 12/15/2008) (a)(d)     1.000        6/15/2014             46,000       43,470
                                                                                                                   ----------
Total Yankee Bonds (Cost $148,880)                                                                                    150,995
                                                                                                                   ----------
Foreign Denominated--5.3%
Brazil--1.5%
Republic of Brazil (b)                                                 2.500         1/5/2016      BRL   375,000      237,001
                                                                                                                   ----------
Euro--3.8%
Central European Distribution Corp. 144A                               8.000        7/25/2012      EUR    40,000       57,790
General Motors Acceptance Corp.                                        5.375         6/6/2011             45,000       58,410
GMAC International Finance BV                                          4.375       10/31/2007            105,000      141,691
Hornbach Baumarkt AG 144A                                              6.125       11/15/2014              5,000        6,902
Nordic Tel Co. Holdings 144A                                           8.250         5/1/2016             50,000       72,576
NTL Cable PLC Virgin Media Finance PLC                                 8.750        4/15/2014             70,000       99,001
Remy Cointreau S.A. 144A                                               6.500         7/1/2010             30,000       41,922
Sensata Technologies BV                                                9.000         5/1/2016             50,000       68,854
Telenet Communications NV 144A                                         9.000       12/15/2013             48,555       70,971
                                                                                                                   ----------
                                                                                                                      618,117
                                                                                                                   ----------
Total Foreign Demominated (Cost $752,767)                                                                             855,118
                                                                                                                   ----------
TOTAL BONDS AND NOTES (Cost $15,839,748)                                                                           15,937,258
                                                                                                                   ----------
Common Stock--1.0%                                                                                        Shares
Hong Kong--0.0%                                                                                          -------
Guangdong Alliance (e)                                                                             HKD     9,590           --
HK Property (e)                                                                                            9,590           --
                                                                                                                   ----------
                                                                                                                           --
                                                                                                                   ----------

    The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Master Portfolio
                   Standish Mellon High Yield Bond Portfolio

              Schedule of Investments -- June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                  Value
Security Description                                                                 Shares     (Note 1A)
--------------------------------------------------------------------------------------------------------------
United States--1.0%
CenterPoint Energy, Inc. (b)                                                  USD       675  $    11,744
Felcor Lodging Trust Inc.                                                             1,259       32,772
GenCorp., Inc. (f)                                                                    1,390       18,167
Hanover Insurance Group Inc.                                                            400       19,516
Newfield Exploration Co. (f)                                                            958       43,637
Psychiatric Solutions, Inc. (f)                                                         770       27,920
Sinclair Broadcast Group, Inc.                                                        1,200       17,064
                                                                                             -----------
TOTAL COMMON STOCKS (Cost $167,095)                                                              170,820
                                                                                             -----------
Convertible Preferred Stock -- 1.1%
Fannie Mae 7.00% CVT Pfd (b)                                                            400       20,738
Sovereign Capital Trust IV 4.375% CVT Pfd                                             3,500      162,313
                                                                                             -----------
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $192,950)                                               183,051
                                                                                             -----------
WARRANTS--0.0%
Republic of Argentina Warrant, 12/15/2035 (Cost $ 0)                                 39,306        5,758
                                                                                             -----------
INVESTMENT OF CASH COLLATERAL--15.6%
BlackRock Cash Strategies LLC (Cost $2,544,422)                                   2,544,422    2,544,422
TOTAL UNAFFILIATED INVESTMENTS (Cost $18,744,215)                                             18,841,309
                                                                                             -----------
AFFILIATED INVESTMENTS--0.2%
Dreyfus Institutional Preferred Plus Money Market (g) (Cost $24,827)                              24,827
                                                                                             -----------
TOTAL INVESTMENTS--115.4% (Cost $18,769,042)                                                   18,866,136
                                                                                             -----------
LIABILITIES IN EXCESS OF OTHER ASSETS--(15.4%)                                                (2,523,506)
                                                                                             -----------
NET ASSETS--100%                                                                             $16,342,630
                                                                                             ===========

Notes to Schedule of Investments
144A--Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,437,185 or 21.0% of net assets.

CVT--Convertible
BRL--Brazilian Real
EUR--Euro
HKD--Hong Kong Dollar
REIT--Real Estate Investment Trust
Pfd--Preferred
(a)  Step up security; rate indicated is as of June 30, 2007.
(b)  Security, or a portion there of, was on loan at June 30, 2007.
(c)  Variable Rate Security; rate indicated is as of June 30, 2007.
(d)  Denotes all or part of security segregated as collateral.
(e) Security valued at fair value using methods determined in good faith by or under the direction of the Board of Trustees.
(f)  Non-income producing.
(g)  Affiliated money market fund.
(h) Illiquid security, at the period end, the value of these securities amounted to $266,175 or 1.6% of net assets.

    The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Master Portfolio
                   Standish Mellon High Yield Bond Portfolio

Schedule of Investments -- June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

At June 30, 2007 the Portfolio held the following forward foreign currency exchange contracts:

                          Local
                         Principal        Contract        Value at            Amount          Unrealized
Contracts to Deliver      Amount         Value Date    June 30, 2007         to Receive      Depreciation
-------------------------------------------------------------------------------------------------------------
Euro                     150,000         9/19/2007       $203,568            $200,238          $(3,330)
Euro                     420,000         9/19/2007        569,990             560,057           (9,933)
                                                         --------            --------         --------
                                                         $773,558            $760,295         $(13,263)
                                                         ========            ========         ========

At June 30, 2007 the Portfolio held the following open swap contracts:

                                                                                                                        Unrealized
Credit Default Swaps              Reference                   Buy/Sell  (Pay)/Receive  Expiration    Notional     Appreciation/
    Counterparty                    Entity                   Protection   Fixed Rate      Date        Amount     (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Barclays                      Global Bespoke Tranche 2.65%-4.65%     Sell         3.02%      6/20/2012   125,000 USD    $(14,116)
Barclays                      Global Bespoke Tranche 5.00%-7.00%     Buy         (4.80)      6/20/2017   125,000 USD      (1,015)
JPMorgan                       Kimberly Clark, 6.875%, 2/15/2014     Buy         (0.19)     12/20/2011   178,000 USD        (375)
JPMorgan                       Kimberly Clark, 6.875%, 2/15/2014     Buy         (0.37)     12/20/2016    50,000 USD        (252)
JPMorgan                       Kimberly Clark, 6.875%, 2/15/2014     Buy         (0.37)     12/20/2016   140,000 USD        (704)
JPMorgan                       Kimberly Clark, 6.875%, 2/15/2014     Buy         (0.37)     12/20/2016    90,000 USD        (453)
Lehman Brothers        Univision Communication, 7.85%, 7/15/2011     Sell         2.60       6/20/2010    85,000 USD      (1,135)
Merrill Lynch           Dow Jones ABX.HE.BBB 7%-10% year tranche     Sell         2.24       8/25/2037    40,000 USD      (4,925)
Merrill Lynch               Dow Jones CDX.NA.IG.4 7%-10% tranche     Buy        (0.305)      6/20/2010   188,900 USD      (1,412)
Morgan Stanley              Dow Jones CDX.NA.IG.4 7%-10% tranche     Buy         (0.35)      6/20/2010   300,100 USD      (2,624)
UBS AG            Multiple Reference Entity Global tranche 0%-3%     Sell        0.000       9/20/2013   500,000 USD      17,146
                                                                                                                         -------
                                                                                                                         $(9,865)
                                                                                                                         =======

    The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Master Portfolio
                   Standish Mellon High Yield Bond Portfolio


                       Statement of Assets and Liabilities
                            June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investments in securities (including securities on loan, valued at $2,389,575 (Note 6)):
    Unaffiliated issuers, at value (Note 1A) (cost $18,744,215)                                                   $18,841,309
    Affiliated issuers, at value (Note 1A) (cost $24,827)(Note 1H)                                                     24,827
  Foreign currency, at value (cost $93,637)                                                                            94,322
  Interest and dividends receivable                                                                                   329,005
  Swap premium paid                                                                                                    92,776
  Unrealized appreciation on swap contracts (Note 5)                                                                   17,146
  Receivable for investments sold                                                                                      16,511
  Receivable from advisor (Note 2)                                                                                      1,185
  Prepaid expenses                                                                                                      1,992
                                                                                                                  -----------
    Total assets                                                                                                   19,419,073
Liabilities
  Collateral for securities on loan (Note 6)                                                   $2,544,422
  Payable for investments purchased                                                               254,260
  Bank loan payable (Note 7)                                                                      214,000
  Unrealized depreciation on swap contracts (Note 5)                                               27,011
  Unrealized depreciation on forward foreign currency exchange contracts (Note 5)                  13,263
  Accrued professional fees                                                                        18,752
  Accrued accounting, administration and custody fees (Note 2)                                      2,134
  Accrued trustees' fees and expenses (Note 2)                                                      1,509
  Other accrued expenses and liabilities                                                            1,092
                                                                                               ----------
    Total liabilities                                                                                               3,076,443
                                                                                                                  -----------
Net Assets (applicable to investors' beneficial interest)                                                         $16,342,630
                                                                                                                  ===========

    The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Master Portfolio
                   Standish Mellon High Yield Bond Portfolio


                             Statement of Operations
               For the Six Months Ended June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Interest income                                                                                    $ 747,016
  Dividend income from affiliated investments (Note 1H)                                                 16,925
  Security lending income, net (Note 6)                                                                  2,089
  Dividend income                                                                                        5,475
                                                                                                      ---------
    Total investment Income                                                                            771,505
 Expenses
  Investment advisory fee (Note 2)                                                  $  50,083
                                                                                    ---------
  Accounting, administration and custody fees (Note 2)                                 32,698
  Professional fees                                                                    18,979
  Trustees' fees and expenses (Note 2)                                                  2,238
  Insurance expense                                                                       595
  Miscellaneous expenses                                                                3,797
                                                                                    ---------
    Total expenses                                                                    108,390

Deduct:
  Waiver of investment advisory fee (Note 2)                                          (48,260)
                                                                                    ---------
    Net expenses                                                                                         60,130
                                                                                                      ---------
        Net investment income                                                                           711,375

Realized and Unrealized Gain (Loss)
  Net realized gain (loss)
    Investments                                                                       354,150
    Swap transactions                                                                 (18,049)
    Foreign currency transactions and forward
      foreign currency exchange transactions                                            5,948
                                                                                    ---------
      Net realized gain (loss)                                                                          342,049
  Change in unrealized appreciation (depreciation)
    Investmens                                                                       (490,965)
    Swap contracts                                                                     (7,331)
    Foreign currency translations and forward foreign currency exchange contracts     (12,862)
                                                                                    ---------
      Change in net unrealized appreciation (depreciation)                                             (511,158)
                                                                                                      ---------
        Net realized and unrealized gain (loss)                                                        (169,109)
                                                                                                      ---------
Net Increase in Net Assets from Operations                                                            $ 542,266
                                                                                                      =========

    The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Master Portfolio
                   Standish Mellon High Yield Bond Portfolio


                      Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                     For the
                                                                                 Six Months Ended         For the
                                                                                  June 30, 2007         Year Ended
                                                                                   (Unaudited)       December 31, 2006
                                                                                 ----------------    -----------------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income                                                           $    711,375        $  1,212,645
  Net realized gain (loss)                                                             342,049              48,045
  Change in net unrealized appreciation (depreciation)                                (511,158)            318,971
                                                                                  ------------        ------------
  Net increase (decrease) in net assets from investment operations                     542,266           1,579,661
                                                                                  ------------        ------------

Capital Transactions
  Contributions                                                                      5,311,158          17,582,918
  Withdrawals                                                                      (16,623,108)         (9,647,661)
                                                                                  ------------        ------------
  Net increase (decrease) in net assets from capital transactions                  (11,311,950)          7,935,257
                                                                                  ------------        ------------
Total Increase (Decrease) in Net Assets                                            (10,769,684)          9,514,918
Net Assets
  At beginning of period                                                            27,112,314          17,597,396
                                                                                  ------------        ------------
  At end of period                                                                $ 16,342,630        $ 27,112,314
                                                                                  ============        ============

    The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Master Portfolio
                   Standish Mellon High Yield Bond Portfolio


                              Financial Highlights
--------------------------------------------------------------------------------

                                                          For the
                                                      Six Months Ended               Year Ended December 31,
                                                        June 30, 2007    -------------------------------------------------
                                                         (Unaudited)     2006       2005       2004       2003       2002
                                                         -----------    ------     ------     ------     ------     ------
Total Return (a)(b)                                        2.43%(c)      8.22%      3.70%      9.56%     21.76%      4.71%
Ratios/Supplemental Data:
  Expenses (to average daily net assets)*                  0.60%(d)      0.50%      0.50%      0.50%      0.50%      0.50%
  Net Investment Income (to average daily net assets)*     7.12%(d)      6.93%      6.84%      7.28%      7.79%      8.66%

  Portfolio Turnover                                         25%(c)        53%        25%        51%        80%       130%
  Net Assets, End of Period (000's omitted)             $16,343       $27,112    $17,597    $56,728    $57,079    $44,144
---------
* For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/ or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the ratios without waivers and reimbursement would have been:
    Ratios (to average daily net assets):

      Expenses                                             1.09%(d)      1.15%      1.12%      0.76%      0.85%      0.82%
      Net investment income                                6.64%(d)      6.28%      6.22%      7.02%      7.44%      8.34%

(a) Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements.
(b) Total return would have been lower in the absence of expense waivers.
(c) Not annualized.
(d) Calculated on an annualized basis.


    The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Master Portfolio
                   Standish Mellon High Yield Bond Portfolio


                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


(1)  Organization and Significant Accounting Policies:

     Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon High Yield Bond Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

     The objective of the Portfolio is to maximize total return, consisting primarily of a high level of income. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in below investment grade fixed income securities issued by U.S. and foreign governments, companies and banks, as well as tax-exempt securities, preferred stocks and warrants.

     At June 30, 2007 there was one fund, Standish Mellon High Yield Bond Fund (the "Fund"), invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at June 30, 2007 was 100%.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment security valuations

     Securities are valued at the last sale prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last quoted bid price. Securities that are fixed income securities, other than short-term instruments with less than sixty days remaining to maturity, for which market prices are readily available, are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or dealers in such securities. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees. With respect to any portion of the Portfolio's assets that are invested in one or more open-end regulated investment companies ("RICs"), the Portfolio's net asset value ("NAV") will be calculated based upon the NAVs of such RICs.

     Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers, including counterparties, or pricing services.

     Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and then is valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B. Securities transactions and income

     Securities transactions are recorded as of the trade date. Interest income is determined on the basis of coupon interest earned, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities and short-term securities with greater than sixty days to maturity when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

                  Mellon Institutional Funds Master Portfolio
                   Standish Mellon High Yield Bond Portfolio


                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


     C. Income taxes

     The Portfolio is treated as a disregarded entity for U.S. federal income tax purposes. No provision is made by the Portfolio for federal or state income taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since the Portfolio's investor is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them.

     Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

     D. Foreign currency transactions

     The Portfolio maintains its books and records in U.S. dollars. Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     E. Foreign investment risk

     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

     F. Commitments and contingencies

     In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

     G. Expenses

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among the funds of the Trust or the portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

     H. Affiliated issuers

     Affiliated issuers are investment companies advised by Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of The Bank of New York Mellon Corporation ("BNY Mellon"), or its affiliates.

     I. New accounting requirements

     In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

                  Mellon Institutional Funds Master Portfolio
                   Standish Mellon High Yield Bond Portfolio


                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


(2)  Investment Advisory Fee and Other Transactions with Affiliates:

     The investment advisory fee paid to Standish Mellon for overall investment advisory and administrative services, and general office facilities is paid monthly at the annual rate of 0.50% of the Portfolio's average daily net assets. Standish Mellon voluntarily agreed to limit the Fund's total annual operating expenses of the Fund and its pro rata share of the Portfolio's expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.50% of the Fund's average daily net assets. Pursuant to this agreement, for the six months ended June 30, 2007, Standish Mellon voluntarily waived a portion of its investment advisory fee in the amount of $48,260. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

     The Portfolio Trust has entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly owned subsidiary of BNY Mellon and an affiliate of Standish Mellon, to provide custody, administration and fund accounting services for the Portfolio. For these services the Portfolio pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement the Portfolio was charged $32,698 during for the six months ended June 30, 2007.

     The Portfolio Trust also entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Portfolio's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. Pursuant to this agreement, Mellon Bank earned $899 for the six months ended June 30, 2007. See Note 6 for further details.

     The Trust reimburses BNY Mellon Asset Management for a portion of the salary of the Trust's and Portfolio Trust's Chief Compliance Officer. No other director, officer or employee of Standish Mellon or its affiliates received any compensation from the Trust or the Portfolio Trust for serving as an officer or Trustee of the Trust or the Portfolio Trust. The Fund and Portfolio Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates (the "Independent Trustees") an annual fee and the Portfolio Trust pays each Independent Trustee a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the counsel to the Independent Trustees.

(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2007 were as follows:

                                                   Purchases           Sales
                                                   ----------        -----------
     U.S. Government Securities                    $  371,950        $   264,287
                                                   ----------        -----------
     Non-U.S. Government Securities                $4,648,535        $14,953,376
                                                   ----------        -----------

(4)  Federal Taxes:

     In July 2006, the FASB issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has evaluated the implications of FIN 48 and determined that it will not have any impact on the financial statements.

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2007, as computed on a federal income tax basis, were as follows:

            Cost for federal income tax purposes         $18,769,042
                                                         ===========
            Gross unrealized appreciation                    315,311
            Gross unrealized depreciation                   (218,217)
                                                         -----------
            Net unrealized appreciation (depreciation)   $    97,094
                                                         ===========

                   Mellon Institutional Funds Master Portfolio
                    Standish Mellon High Yield Bond Portfolio


                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


(5)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Portfolio may trade the following financial instruments with off-balance sheet risk:

     Forward currency exchange contracts

     The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any appreciation or depreciation are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

     At June 30, 2007, the Portfolio held forward currency exchange contracts. See the Schedule of Investments for further details.

     Swap agreements

     The Portfolio may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolio may enter into interest rate, credit default and total return swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the corporate or sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular corporate or sovereign issuer's default. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. The Portfolio earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations, which may be furnished by a pricing service or dealers in such securities and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and differences could be material. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities.

     Payments received or made from credit default swaps at the end of the measurement period are recorded as realized appreciation/depreciation in the Statement of Operations. Net payments of interest on interest rate swap agreements, if any, are included as part of realized appreciation and depreciation. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

     At June 30, 2007, the Portfolio held open swap agreements. See the Schedule of Investments for further details.

                  Mellon Institutional Funds Master Portfolio
                   Standish Mellon High Yield Bond Portfolio


                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


(6)  Security Lending:

     The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

     The Portfolio loaned securities during the six months ended June 30, 2007 and earned interest on the invested collateral of $62,846 of which, $60,757 was rebated to borrowers or paid in fees. At June 30, 2007, the Portfolio had securities valued at $2,389,575 on loan. See the Schedule of Investments for further detail on the security positions on loan and collateral held.

(7)  Line of Credit:

     The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. The Fund/Portfolio and funds also pay an annual renewal fee, computed at a rate of 0.020 of 1% of the committed amount and allocated ratably to the participating funds/portfolios. For the six months ended June 30, 2007, the expense allocated to the Portfolio was $1,872. The facility fee and interest expense is aggregated with miscellaneous expenses on the Statement of Operations.

     For the six months ended June 30, 2007, the Portfolio had average borrowings outstanding of $989,750 for a total of twenty days and incurred $1,429 of interest expense. At June 30, 2007 the Portfolio had borrowings outstanding.

(8)  Subsequent Event:

     On June 22, 2007, the Board of Trustees of the Trust considered and approved a proposal to liquidate and dissolve the Fund. If the shareholders of record of the Fund approve these actions at a meeting anticipated to be held in late September 2007, the Fund will be liquidated and dissolved as soon as practicable thereafter. It is currently expected that the liquidation and dissolution of the Fund would be effective on or before the close of business on October 26, 2007.

Trustees and Officers (Unaudited)

The following table lists the Trust's trustees and officers; their age, address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended June 30, 2007. The Fund's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                        Number of                    Trustee
                                                                Principal             Portfolios in      Other          Remuneration
Name (Age)                                  Term of Office    Occupation(s)           Fund Complex   Directorships  (period ended
Address, and                 Position(s)    and Length of      During Past             Overseen by      Held by        June 30,
Date of Birth             Held with Trust    Time Served         5 Years                 Trustee        Trustee        2007)
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming (66)       Trustee        Trustee since   Chairman Emeritus,              32            None        Fund: $375
61 Meadowbrook Road                         11/3/1986       Decision Resources, Inc.                                Portfolio: $427
Weston, MA 02493                                            ("DRI") (biotechnology
9/30/40                                                     research and consulting
                                                            firm); formerly Chairman
                                                            of the Board and Chief
                                                            Executive Officer, DRI

Benjamin M. Friedman (63)    Trustee        Trustee since   William Joseph Maier,           32            None        Fund: $375
c/o Harvard University                      9/13/1989       Professor of Political                                  Portfolio: $427
Littauer Center 127                                         Economy, Harvard
Cambridge, MA 02138                                         University
8/5/44

John H. Hewitt (72)          Trustee        Trustee since   Trustee, Mertens                32            None        Fund: $375
P.O. Box 2333                               11/3/1986       House, Inc. (hospice)                                   Portfolio: $427
New London, NH 03257
4/11/35

Caleb Loring III (63)        Trustee        Trustee since   Trustee, Essex Street           32            None        Fund: $375
c/o Essex Street Associates                 11/3/1986       Associates (family                                      Portfolio: $441
P.O. Box 5600                                               investment trust office)
Beverly, MA 01915
11/14/43

Interested Trustees
Patrick J. Sheppard (42)*    Trustee,       Since 2003      President and Chief             32            None           $0
The Boston Company          President                       Operating Officer of
Asset Management, LLC       and Chief                       The Boston Company
One Boston Place            Executive                       Asset Management, LLC;
Boston, MA 02108             Officer                        formerly Senior Vice
7/24/65                                                     President and Chief
                                                            Operating Officer,
                                                            Mellon Asset Management
                                                            ("MAM") and Vice
                                                            President and Chief
                                                            Financial Officer, MAM

* Effective August 10, 2007, Mr. Sheppard resigned as Trustee, President and Chief Executive Officer of the Trust.

Principal Officers who are Not Trustees

Name (Age)                                          Term of Office
Address, and                       Position(s)       and Length of                       Principal Occupation(s)
Date of Birth                    Held with Trust      Time Served                          During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann (46)*           Vice President      Since 2003             Senior Vice President and Head of Operations,
BNY Mellon Asset Management       and Secretary                              BNY Mellon Asset Management ("MAM"); formerly First
One Boston Place                                                             Vice President, MAM and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson (42)           Vice President      Vice President         Vice President and Mutual Funds Controller,
BNY Mellon Asset Management       and Treasurer       since 1999;            BNY Mellon Asset Management; formerly Assistant
One Boston Place                                      Treasurer              Vice President and Mutual Funds Controller, Standish
Boston, MA 02108                                      since 2002             Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland (56)           Assistant Vice      Since 1996             First Vice President and Manager, Mutual Funds
BNY Mellon Asset Management       President                                  Operations, BNY Mellon Asset Management; formerly
One Boston Place                                                             Vice President and Manager, Mutual Fund Operations,
Boston, MA 02108                                                             Standish Mellon Asset Management Company, LLC
8/19/51

Mary T. Lomasney (50)             Chief               Since 2005             First Vice President, BNY Mellon Asset Management and
BNY Mellon Asset Management       Compliance                                 Chief Compliance Officer, Mellon Optima L/S Strategy
One Boston Place                  Officer                                    Fund, LLC; formerly Director, Blackrock, Inc., Senior
Boston, MA 02108                                                             Vice President, State Street Research & Management
4/8/57                                                                       Company ("SSRM"), and Vice President, SSRM

* Effective August 10, 2007, Ms. McCann was elected President and Chief Executive Officer of the Trust.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

                   [LOGO]Mellon
                         --------------------------
                         Mellon Institutional Funds


                         One Boston Place
                         Boston, MA 02108-4408
                         800.221.4795
                         www.melloninstitutionalfunds.com

                                                                      6943SA0607

                                                      Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds

Semiannual Report                       Standish Mellon
                                        Yield Plus Fund
--------------------------------------------------------------------------------
June 30, 2007 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://www.melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://www.melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                  Mellon Institutional Funds Investment Trust
                        Standish Mellon Yield Plus Fund

                    Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                Expenses Paid
                                Beginning         Ending        During Period+
                              Account Value    Account Value   January 1, 2007
                             January 1, 2007   June 30, 2007   to June 30, 2007
--------------------------------------------------------------------------------
Actual                          $1,000.00        $1,016.60          $2.00
Hypothetical (5% return
 per year before expenses)      $1,000.00        $1,022.81          $2.01

+ Expenses are equal to the Fund's annualized expense ratio of 0.40%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example reflects the combined expenses of the Fund and the master portfolio in which it invests all its assets.

                  Mellon Institutional Funds Investment Trust
                        Standish Mellon Yield Plus Fund

             Portfolio Information as of June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

The Standish Mellon Yield Plus Fund invests all of its investable assets in an interest of the Standish Mellon Yield Plus Portfolio (See Note 1 of the Fund's Notes to Financial Statements). The Portfolio is actively managed. Current holdings may be different than those presented below.

                                Percentage of
Economic Sector Allocation       Investments
---------------------------------------------
Treasury/Agency                       0.4%
Corporates                           20.0
Asset-Backed                         52.4
Cash & equivalents                   27.2
                                    -----
                                    100.0%

                                                                            Percentage of
Top Ten Holdings*                                      Rate      Maturity    Investments
-----------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2006-6CB 1A2        5.50%    5/25/2036        4.5%
Countrywide Alternative Loan Trust 2005-65CB 1A5 (a)   5.50     1/25/2036        4.5
Daimler Chrysler NA Holding Corp                       5.79     3/13/2009        2.8
American Express Issuance Trust 2005-1 C               5.65     8/15/2011        2.8
Advanta Business Card Master Trust 2005-C1 C1          5.83     8/22/2011        2.8
Asset Backed Funding Certificates 2005-WMC1 M4         5.91     6/25/2035        2.8
Gracechurch Card Funding PLC                           5.63     9/15/2010        2.8
Residential Asset Securities Corp. 2005-EMX4 M7        6.57    11/25/2035        2.8
Bayview Financial Acquisition Trust 2007-A 1A1         6.13     5/28/2037        2.6
Household Home Equity Loan Trust 2006-3 A1F            5.98     3/20/2036        2.3
                                                                                ----
                                                                                30.7%

*Excluding short-term investments.

Summary of Combined Ratings
-----------------------------------
                      Percentage of
Quality Breakdown      Investments
-----------------------------------
AAA and higher           48.4%
AA                        6.6
A                        12.0
BBB                      31.7
BB                        1.3
                        -----
  Total                 100.0%

Based on ratings from Standard & Poor's and/or Moody's Investors Services. If a security receives split (different) ratings from multiple rating organizations, the Portfolio treats the security as being rated in the higher rating category.

                  Mellon Institutional Funds Investment Trust
                        Standish Mellon Yield Plus Fund

                      Statement of Assets and Liabilities
                           June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investment in Standish Mellon Yield Plus Portfolio ("Portfolio"), at value (Note 1A)               $25,584,274
  Due from advisor                                                                                        17,786
  Receivable for Fund shares redeemed                                                                      1,356
  Prepaid expenses                                                                                         6,811
                                                                                                     -----------
    Total assets                                                                                      25,610,227

Liabilities
  Payable for Fund shares redeemed                                                       $102,391
  Distributions payable                                                                    27,459
  Accrued professional fees                                                                18,440
  Accrued transfer agent fees (Note 2)                                                      3,927
  Accrued shareholder reporting expenses (Note 2)                                           1,100
  Accrued administrative service fee (Note 2)                                                 579
  Accrued trustees' fees and expenses (Note 2)                                                494
  Accrued chief compliance officer fees (Note 2)                                              339
  Other accrued expenses and liabilities                                                       43
                                                                                         --------
    Total liabilities                                                                                    154,772
                                                                                                     -----------
Net Assets                                                                                           $25,455,455
                                                                                                     ===========
Net Assets consist of:
  Paid-in capital                                                                                    $28,157,020
  Accumulated net realized loss                                                                       (2,481,047)
  Undistributed net investment income                                                                      6,239
  Net unrealized depreciation                                                                           (226,757)
                                                                                                     -----------
Total Net Assets                                                                                     $25,455,455
                                                                                                     ===========
Shares of beneficial interest outstanding                                                              1,336,478
                                                                                                     ===========
Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                                                    $     19.05
                                                                                                     ===========

    The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Investment Trust
                        Standish Mellon Yield Plus Fund

                             Statement of Operations
               For the Six Months Ended June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Interest and security lending income allocated from Portfolio                                  $596,342
  Dividend income from affiliated investments                                                     123,910
  Expenses allocated from Portfolio                                                               (53,064)
                                                                                                 --------
    Net investment income allocated from Portfolio                                                667,188

Expenses
  Professional fees                                                                $ 14,826
  Registration fees                                                                   7,240
  Transfer agent fees (Note 2)                                                        3,152
  Chief compliance officer expense (Note 2)                                           2,078
  Administrative services fees (Note 2)                                               2,043
  Trustees' fees (Note 2)                                                               992
  Insurance expense                                                                     118
  Miscellaneous expenses                                                              4,971
                                                                                   --------
    Total expenses                                                                   35,420

 Deduct:
    Reimbursement of Fund operating expenses (Note 2)                               (35,420)
                                                                                   --------
      Net expenses                                                                                     --
                                                                                                 --------
        Net investment income                                                                     667,188
                                                                                                 --------

Realized and Unrealized Gain (Loss)
  Net realized gain (loss) allocated from Portfolio on:
    Investments                                                                     (24,563)
    Financial futures transactions                                                    9,136
                                                                                   --------
      Net realized gain (loss)                                                                    (15,427)

  Change in unrealized appreciation (depreciation) allocated from Portfolio on:
    Investments                                                                    (210,968)
    Financial futures contracts                                                       1,484
                                                                                   --------
      Net change in unrealized appreciation (depreciation)                                       (209,484)
                                                                                                 --------
  Net realized and unrealized gain (loss) allocated from the Portfolio                           (224,911)
                                                                                                 --------
Net Increase in Net Assets from Operations                                                       $442,277
                                                                                                 ========

    The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Investment Trust
                        Standish Mellon Yield Plus Fund

                      Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                             For the
                                                                         Six Months Ended       For the
                                                                          June 30, 2007        Year Ended
                                                                           (Unaudited)      December 31, 2006
                                                                         ----------------   -----------------
Increase (Decrease) in Net Assets:

From Operations
  Net investment income                                                     $   667,188        $ 1,462,882
  Net realized gain (loss)                                                      (15,427)          (173,886)
  Change in net unrealized appreciation (depreciation)                         (209,484)           277,180
                                                                            -----------        -----------
  Net increase (decrease) in net assets from investment operations              442,277          1,566,176
                                                                            -----------        -----------

Distributions to Shareholders (Note 1C)
  From net investment income                                                   (660,949)        (1,476,693)
                                                                            -----------        -----------
  Total distributions to shareholders                                          (660,949)        (1,476,693)
                                                                            -----------        -----------

Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                           10,791,237          5,751,020
  Value of shares issued to shareholders in reinvestment of distributions       512,260          1,238,342
  Cost of shares redeemed                                                    (7,006,406)       (24,361,166)
                                                                            -----------        -----------
  Net increase (decrease) in net assets from Fund share transactions          4,297,091        (17,371,804)
                                                                            -----------        -----------

Total Increase (Decrease) in Net Assets                                       4,078,419        (17,282,321)

Net Assets
  At beginning of period                                                     21,377,036         38,659,357
                                                                            -----------        -----------
  At end of period (including undistributed net investment
    income gain (loss) of $6,239 and $0, respectively)                      $25,455,455        $21,377,036
                                                                            ===========        ===========

    The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Investment Trust
                        Standish Mellon Yield Plus Fund

                              Financial Highlights
----------------------------------------------------------------------------

                                                         For the
                                                     Six Months Ended                  Year Ended December 31,
                                                       June 30, 2007   ----------------------------------------------------
                                                       (Unaudited)        2006       2005       2004       2003       2002
                                                       -----------     --------   --------   --------   --------   --------

Net Asset Value, Beginning of Period                     $  19.21      $  19.16   $  19.32   $  19.48   $  19.55   $  19.55
                                                         --------      --------   --------   --------   --------   --------
From Operations:
  Net investment income* (a)                                 0.48          0.87       0.62       0.27       0.31       0.58
  Net realized and unrealized
    gain (loss) on investments                              (0.16)         0.07      (0.11)     (0.12)     (0.04)      0.03
                                                         --------      --------   --------   --------   --------   --------
Total from investment operations                             0.32          0.94       0.51       0.15       0.27       0.61
                                                         --------      --------   --------   --------   --------   --------
Less Distributions to Shareholders:
  From net investment income                                (0.48)        (0.89)     (0.67)     (0.31)     (0.34)     (0.61)
                                                         --------      --------   --------   --------   --------   --------
  Total distributions to shareholders                       (0.48)        (0.89)     (0.67)     (0.31)     (0.34)     (0.61)
                                                         --------      --------   --------   --------   --------   --------
Net Asset Value, End of Period                           $  19.05      $  19.21   $  19.16   $  19.32   $  19.48   $  19.55
                                                         ========      ========   ========   ========   ========   ========
Total Return (b)                                             1.66%(e)      5.00%      2.66%      0.75%      1.48%      3.14%
Ratios/Supplemental Data:
  Expenses (to average daily net assets)*(c)                 0.40%(d)      0.29%      0.32%      0.45%      0.36%      0.36%
  Net Investment Income (to average daily net assets)*       5.04%(d)      4.54%      3.24%      1.33%      1.60%      2.99%
  Net Assets, End of Period (000's omitted)              $ 25,456      $ 21,377   $ 38,659   $ 67,230   $141,837   $146,620

-----------------
* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the ratios without waivers and reimbursement would have been:

     Net investment income per share (a)                 $   0.44      $   0.78   $   0.57   $   0.25   $   0.30   $   0.56
     Ratios (to average daily net assets):
     Expenses (c)                                            0.78%(d)      0.75%      0.62%      0.51%      0.43%      0.46%
     Net investment income                                   4.67%(d)      4.09%      2.95%      1.27%      1.53%      2.89%

(a)  Calculated based on average shares outstanding,
(b)  Total return would have been lower in the absence of expense waivers.
(c) Includes the Fund's share of the Standish Mellon Yield Plus Portfolio's allocated expenses.
(d)  Calculated on an annualized basis.
(e)  Not annualized.

    The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Investment Trust
                        Standish Mellon Yield Plus Fund

                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Organization and Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Yield Plus Fund (the "Fund") is a separate diversified investment series of the Trust.

     The objective of the Fund is to achieve a high level of current income consistent with preserving principal and liquidity. The Fund invests all of its investable assets in an interest of Standish Mellon Yield Plus Portfolio (the "Portfolio"), a subtrust of Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust and has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in dollar-denominated money market instruments, short-term fixed income securities and asset-backed securities of U.S. and foreign governments, banks and companies. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (100% at June 30, 2007). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A.   Investment security valuations

     Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange ("NYSE") is open. The Fund records its investments in the Portfolio at value. The Portfolio values its securities at value as discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B.   Securities transactions and income

     The Fund's investments in the Portfolio are recorded on settlement date. The Portfolio's securities transactions are recorded as of the trade date as discussed in Note 1B of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Fund represent pro rata shares of gains and losses of the Portfolio.

     C.   Distributions to shareholders

     Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions from capital gains, if any, after reduction of capital losses are declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash.

     Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications, are primarily due to differing treatments for losses deferred due to post-October losses, capital loss carryovers, and the timing of recognition of realized and unrealized gains and losses on futures contracts.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income(loss), accumulated net realized gain (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D.   Expenses

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among funds of the Trust and/or portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

                  Mellon Institutional Funds Investment Trust
                        Standish Mellon Yield Plus Fund

                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     E.   Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

     F.   New accounting requirements

     In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

(2)  Investment Advisory Fee and Other Transactions with Affiliates:

     The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of The Bank of New York Mellon Corporation ("BNY Mellon"), for such services. See Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report. Standish Mellon voluntarily agreed to limit the total operating expenses of the Fund and its pro rata share of the Portfolio expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.40% of the Fund's average daily net assets. Pursuant to this agreement, for the six months ended June 30, 2007, Standish Mellon voluntarily reimbursed the Fund for $35,420 of its operating expenses. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

     The Trust entered into an agreement with Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, a wholly-owned subsidiary of BNY Mellon and an affiliate of Standish Mellon , to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services, the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement, the Fund was charged $3,152 for the six months ended June 30, 2007.

     The Trust has contracted Mellon Investor Services LLC, a wholly owned subsidiary of BNY Mellon and an affiliate of Standish Mellon, to provide printing and fulfillment services for the Fund. Pursuant to this agreement, the Fund was charged $1,100 for the six months ended June 30, 2007, which is included in miscellaneous expenses in the statement of operations.

     The Trust reimburses BNY Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the six months ended June 30, 2007, the Fund was charged $2,078. No other director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Portfolio Trust for serving as an officer or Trustee of the Trust. The Fund pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee.

     The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator an administrative service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts. For the six months ended June 30, 2007, the Fund was charged $938 for fees payable to BNY Mellon Private Wealth Management.

     Effective June 30, 2007, MBSC Securities Corporation ("MBSC"), a wholly owned subsidiary of BNY Mellon and an affiliate of Standish, replaced Mellon Funds Distributor, L.P. as the Fund's principal distributor.

(3)  Investment Transactions:

     Increases and decreases in the Fund's investment in the Portfolio for the six months ended June 30, 2007 aggregated $11,302,141 and $7,560,583, respectively. The Fund receives a proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses based on applicable tax allocation rules. Book/tax differences arise when changes in proportionate interest for funds investing in the Portfolio occur.

                  Mellon Institutional Funds Investment Trust
                        Standish Mellon Yield Plus Fund

                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(4)  Shares of Beneficial Interest:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                  For the            For the
                                             Six Months Ended      Year Ended
                                               June 30, 2007    December 31, 2006
                                             ----------------   -----------------

       Shares sold                               563,603              299,660
       Shares issued to shareholders
         for reinvestment of distributions        26,803               64,517
       Shares redeemed                          (366,739)          (1,268,985)
                                              ----------           ----------
       Net increase (decrease)                   223,667             (904,808)
                                              ==========           ==========

     At June 30, 2007, three shareholders of record held, in the aggregate, approximately 56% of the total outstanding shares of the Fund. Investment activities of these shareholders could have a material impact on the Fund.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that were acquired through reinvestment of distributions. For the six months ended June 30, 2007, the Fund did not receive redemption fees.

(5)  Federal Taxes:

     Each year, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Code. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timely distributions of its income to its shareholders, and the diversification of its assets, the Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gain which are distributed to shareholders.

     In July 2006, the FASB issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has evaluated the implications of FIN 48 and determined that it will not have any impact on the financial statements.

     See the corresponding master portfolio for tax basis unrealized appreciation (depreciation) information.

                  Mellon Institutional Funds Master Portfolio
                      Standish Mellon Yield Plus Portfolio

              Schedule of Investments -- June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                              Par           Value
Security                                                        Rate        Maturity         Value        (Note 1A)
-------------------------------------------------------------------------------------------------------------------

UNAFFILIATED INVESTMENTS--72.7%

BONDS AND NOTES--69.0%

Asset Backed--51.9%

Accredited Mortgage Loan Trust 2006-2M7(a)                      6.170%      9/25/2036  USD  250,000    $   196,750
Advanta Business Card Master Trust 2005-C1 C1 (a)               5.830       8/22/2011       500,000        501,869
American Express Issuance Trust 2005-1 C (a)                    5.650       8/15/2011       500,000        502,080
Asset Backed Funding Certificates 2005-WMC1 M4 (a)              5.910       6/25/2035       500,000        499,996
Asset Backed Securities Corp. Home Equity 2006-HE5 M7 (a)       6.220       7/25/2036       250,000        235,115
Bank of America Credit Card Trust 2007-C1 C1 (a)                5.610       6/15/2014       225,000        224,473
Bank of America Funding Corp. 2007-1 TA1B (a)                   5.846       1/25/2037       204,711        204,592
Bank of America Funding Corp. 2007-2 TA1B (a)                   5.806       3/25/2037       274,154        273,554
Bayview Financial Acquisition Trust 2006-A 1A1                  5.614       2/28/2041       264,070        262,820
Bayview Financial Acquisition Trust 2007-A 1A1                  6.129       5/28/2037       457,501        457,071
Bear Stearns Alt-A Trust 2005-1 A1 (a)                          5.600       1/25/2035       192,689        193,032
Centex Home Equity 2003-B AF4                                   3.235       2/25/2032        99,047         97,704
Chase Funding Mortgage Loan Asset Backed 2003-3 2A2 (a)         5.590       4/25/2033       227,345        227,445
Chase Manhattan Auto Owner Trust 2005-A A3                      3.870       6/15/2009       293,781        291,487
Citigroup Mortgage Loan Trust, Inc. 2005-OPT4 A2B (a)           5.470       7/25/2035        12,425         12,425
Citigroup Mortgage Loan Trust, Inc. 2006-WF1 A2A                5.701       3/25/2036        87,242         87,008
Coldwater Cdo, Ltd. 144A (a)(b)                                 6.570        8/5/2046       350,000        304,080
Collegiate Funding Services Education Loan 2005-A A1 (a)        5.380       9/29/2014       113,610        113,680
Countrywide Alternative Loan Trust 2005-65CB 1A5 (a)            5.500       1/25/2036       813,519        796,258
Countrywide Alternative Loan Trust 2006-6CB 1A2 (a)             5.500       5/25/2036       801,833        799,827
Countrywide Asset-Backed Certificates 2006-13 MV7 (a)           6.270       1/25/2037       250,000        216,898
Countrywide Asset-Backed Certificates 2007-4 A1B                5.810       9/25/2037       241,994        241,504
Countrywide Asset-Backed Certificates CWL 2004-15 AF3 (a)       4.025       1/25/2031       120,431        119,748
Countrywide Home Loans 2004-16 1A1 (a)                          5.720       9/25/2034       206,449        206,825
Credit Suisse Mortgage Capital Certificate 2007-1 1A1A (a)      5.942       2/25/2037       214,282        214,435
Credit Suisse Mortgage Capital Certificate 2007-3 1A1A (a)      5.837       4/25/2037       227,758        227,383
Credit-Based Asset Servicing and Securitization 2006-CB2 AF1    5.717      12/25/2036       171,891        171,270
Credit-Based Asset Servicing and Securitization 2007-CB1 AF1B   6.004       1/25/2037       222,749        222,474
Credit-Based Asset Servicing and Securitization 2007-CB2 A2A    5.891       2/25/2037       209,558        209,179
Deutache Alt-A Securities Inc. Mortgage 2006-AB4 A1A (a)        6.005      10/25/2036       199,219        199,093
Gracechurch Card Funding PLC-9C (a)                             5.630       9/15/2010       500,000        499,995
GS Auto Loan Trust 2004-1 A4                                    2.650       5/16/2011       176,336        175,819
Home Equity Mortgage Trust 2006-5 A1                            5.500       1/25/2037       186,222        186,033
Household Automotive Trust 2005-3 A3                            4.800      10/18/2010       180,133        179,541
HFC Home Equity Loan Trust 2006-3 A1F                           5.980       3/20/2036       397,926        397,259
Nissan Auto Receivables Owner Trust 2006-A A3                   4.740       9/15/2009       250,000        248,981
Nomura Home Equity Loan, Inc. 2006-WF1 M8 (a)                   6.320       3/25/2036       300,000        259,151
Opteum Mortgage Acceptance Corp. 2005-5 2A1A (a)                5.470      12/25/2035       363,540        362,249
Popular ABS Mortgage Pass-Through Trust 2004-4 AF4 (a)          4.628       9/25/2034       350,000        340,703
Renaissance Home Equity Loan Trust 2007-1 AF1                   5.742       4/25/2037       187,376        186,883
Residential Asset Securities Corp. 2005-EMX4 M7 (a)             6.570      11/25/2035       500,000        491,720
Residential Funding Mortgage Securities II 2006-HSA2 AI3 (a)    5.500       3/25/2036       200,000        198,543
Saxon Asset Securities Trust 2006-3 A3 (a)                      5.490      11/25/2036       250,000        249,836
Structured Asset Securities Corp. 2006-EQ1A M7 144A (a)         6.320       7/25/2036       250,000        229,521
Structured Asset Securities Corp. 2006-S2 M3 (a)                5.650       6/25/2036       381,000        380,118
Triad Auto Receivables Owner Trust 2004-A A4                    2.500       9/13/2010       179,052        175,315
Wachovia Auto Owner Trust 2004-B A4                             3.440       3/21/2011       400,000        395,175
                                                                                                       -----------
Total Asset-Backed (Cost $13,510,846)                                                                   13,266,917
                                                                                                       ===========

    The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Master Portfolio
                      Standish Mellon Yield Plus Portfolio

              Schedule of Investments -- June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                              Par           Value
Security                                                        Rate        Maturity         Value        (Note 1A)
-------------------------------------------------------------------------------------------------------------------

Corporate--17.1%

Automobiles--2.0%
Daimler Chrysler NA Holding Corp. (a)                           5.790%      3/13/2009  USD  500,000    $   502,110
                                                                                                       -----------
Banking--1.9%
ICICI Bank Ltd. 144A (a)                                        5.895       1/12/2010       100,000        100,167
Kaupthing Bank HF 144A (a)                                      6.056       1/15/2010       385,000        389,070
                                                                                                       -----------
                                                                                                           489,237
                                                                                                       -----------
Broadcasting--1.4%
Time Warner, Inc. (a)                                           5.590      11/13/2009       350,000        350,336
                                                                                                       -----------

Financial--4.3%
Glitnir Banki HF 144A (a)(b)                                    5.829       1/18/2012       250,000        251,322
Istar Financial, Inc. (a)                                       5.710        3/9/2010       250,000        250,284
Landsbanki Islands HF 144A (a)                                  6.060       8/25/2009       350,000        353,635
Lehman Brothers Holdings (a)                                    5.585       1/12/2012       250,000        249,738
                                                                                                       -----------
                                                                                                         1,104,979
                                                                                                       -----------
Healthcare--0.9%
Hospira, Inc. (a)                                               5.840       3/30/2010       235,000        235,590
                                                                                                       -----------

Industrial--1.2%
Martin Marieta Material (a)                                     5.505       4/30/2010       300,000        300,212
                                                                                                       -----------

Real Estate--1.0%
HRPT Properties Trust REIT (a)                                  5.960       3/16/2011       250,000        250,114
                                                                                                       -----------

Telecommunication Services--2.7%
Telecom Italia Capital (a)                                      5.969       7/18/2011       350,000        352,555
Telefonica Emisiones SAU (a)                                    5.660       6/19/2009       350,000        351,120
                                                                                                       -----------
                                                                                                           703,675
                                                                                                       -----------
Utilities--1.7%
Appalachian Power Co                                            3.600       5/15/2008       130,000        127,933
Nisource Finance Corp. (a)                                      5.930      11/23/2009       310,000        310,482
                                                                                                       -----------
                                                                                                           438,415
                                                                                                       -----------
Total Corporate (Cost $4,358,465)                                                                        4,374,668
                                                                                                       -----------

U.S. Government Agency--0.0%
FHLMC (Cost $1,205)                                             5.000       6/15/2016         1,177          1,175
                                                                                                       -----------
TOTAL BONDS AND NOTES (Cost $17,870,516)                                                                17,642,760
                                                                                                       -----------

SHORT TERM INVESTMENTS--3.7%

U.S. Treasury Bill--0.4%
U.S. Treasury Bill (c) (Cost $98,884)                           4.680       9/27/2007       100,000         98,869
                                                                                                       -----------

Commercial Paper--3.3%
Cox Enterprises Inc                                             5.570       8/15/2007       249,975        249,975
Grand Funding Corp                                              5.360       7/13/2007       300,000        299,509
Pearson Holdings Inc                                            5.330        7/6/2007       300,000        299,822
                                                                                                       -----------
Total Commercial Paper (Cost $849,331)                                                                     849,306
                                                                                                       -----------
TOTAL SHORT-TERM INVESTMENTS (Cost $948,215)                                                               948,175
                                                                                                       -----------
TOTAL UNAFFILIATED INVESTMENTS (Cost $18,818,731)                                                       18,590,935
                                                                                                       -----------

    The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Master Portfolio
                      Standish Mellon Yield Plus Portfolio

              Schedule of Investments -- June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                           Value
Security                                                    Shares       (Note 1A)
-----------------------------------------------------------------------------------
AFFILIATED INVESTMENTS--27.8%
Dreyfus Institutional Preferred Plus Money Market (d)
(Cost $7,108,675)                                         7,108,675     $ 7,108,675
                                                                        -----------
Total Investments--100.5% (Cost $25,927,406)                             25,699,610
                                                                        -----------
Liabilities in Excess of Other Assets--(0.5%)                              (115,336)
                                                                        -----------
NET ASSETS--100.0%                                                      $25,584,274
                                                                        ===========

Notes to Schedule of Investments

144A--Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,627,795 or 6.4% of net assets.
FHLMC--Federal Home Loan Mortgage Company
REIT--Real Estate Investment Trust
(a)  Variable Rate Security; rate indicated as of June 30, 2007.
(b) Illiquid security, At the period end, the value of these securities amounted to $555,402 or 2.2% of net assets.
(c)  Denotes all of part of security pledged as collateral.
(d)  Affiliated institutional money market fund.

At June 30, 2007, the Fund held the following futures contracts:

                                                              Underlying Face   Unrealized
Contract                         Position   Expiration Date   Amount at Value   Appreciation
--------------------------------------------------------------------------------------------
90 Day--EURO BOND (1 Contract)     Long        3/17/2008         $236,975         $   347
90 Day--EURO BOND (1 Contract)     Long        6/16/2008          237,063             335
90 Day--EURO BOND (1 Contract)     Long        9/17/2007          236,675             110
90 Day--EURO BOND (1 Contract)     Long       12/17/2007          236,787             247
                                                                                  -------
                                                                                  $ 1,039
                                                                                  =======

    The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Master Portfolio
                      Standish Mellon Yield Plus Portfolio

                      Statement of Assets and Liabilities
                           June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investments in securities
  Unaffiliated issuers, at value (Note 1A) (cost $18,818,731)                          $18,590,935
  Affiliated issuers (Note 1F), at value (Note 1A) (cost $7,108,675)                     7,108,675
  Receivable from Investment Advisor                                                           971
  Interest and dividends receivable                                                        102,084
  Receivable for variation margin on open futures contracts (Note 5)                           500
  Prepaid expenses                                                                             294
                                                                                       -----------
    Total assets                                                                        25,803,459

Liabilities
  Due to Custodian                                                       $   4,685
  Payable for investment securities purchased                              181,030
  Accrued professional fees                                                 14,790
  Accrued investment advisor fees (Note 2)                                  14,073
  Accrued accounting, administration and custody fees (Note 2)               2,298
  Accrued trustees' fees and expenses (Note 2)                               1,025
  Other accrued expenses and liabilities                                     1,284
                                                                         ---------
    Total liabilities                                                                      219,185
                                                                                       -----------
Net Assets (applicable to investors' beneficial interest)                              $25,584,274
                                                                                       ===========

    The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Master Portfolio
                      Standish Mellon Yield Plus Portfolio

                             Statement of Operations
               For the Six Months Ended June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Interest income                                                                         $596,292
  Dividend income from affiliated investments (Note 1F)                                    123,910
  Security lending income (Note 6)                                                              50
                                                                                          --------
  Total investment income                                                                  720,252

Expenses
  Investment advisory fee (Note 2)                                       $  26,532
  Accounting, administration and custody fees (Note 2)                      23,146
  Professional fees                                                         14,317
  Trustees' fees and expenses (Note 2)                                       1,239
  Insurance expense                                                            831
  Miscellaneous expenses                                                     1,694
                                                                         ---------
  Total expenses                                                            67,759

Deduct
  Waiver of investment advisory fee (Note 2)                               (14,695)
                                                                         ---------
  Net expenses                                                                              53,064
                                                                                          --------
  Net investment income                                                                    667,188

Realized and Unrealized Gain (Loss)
  Net realized gain (loss) on:
  Investments                                                              (24,563)
  Financial futures transactions                                             9,136
                                                                         ---------
  Net realized gain (loss)                                                                 (15,427)
  Change in unrealized appreciation (depreciation) on:
  Investments                                                             (210,968)
  Financial futures contracts                                                1,484
                                                                         ---------
  Change in net unrealized appreciation (depreciation)                                    (209,484)
                                                                                          --------
  Net realized and unrealized gain (loss)                                                 (224,911)
                                                                                          --------
Net Increase in Net Assets from Operations                                                $442,277
                                                                                          ========

    The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Master Portfolio
                      Standish Mellon Yield Plus Portfolio

                      Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                          For the
                                                                       Six Months Ended         For the
                                                                        June 30, 2007          Year Ended
                                                                         (Unaudited)        December 31, 2006
Increase (Decrease) in Net Assets:

From Operations
  Net investment income                                                 $   667,188            $ 1,462,882
  Net realized gain (loss)                                                  (15,427)              (173,886)
  Change in net unrealized appreciation (depreciation)                     (209,484)               277,180
                                                                        -----------            -----------
  Net increase (decrease) in net assets from investment operations          442,277              1,566,176
                                                                        -----------            -----------

Capital Transactions
  Contributions                                                          11,302,141              6,989,509
  Withdrawals                                                            (7,560,583)           (25,868,412)
                                                                        -----------            -----------
  Net increase (decrease) in net assets from capital transactions         3,741,558            (18,878,903)
                                                                        -----------            -----------
Total Increase (Decrease) in Net Assets                                   4,183,835            (17,312,727)

Net Assets
  At beginning of period                                                 21,400,439             38,713,166
                                                                        -----------            -----------
  At end of period                                                      $25,584,274            $21,400,439
                                                                        ===========            ===========

    The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Master Portfolio
                      Standish Mellon Yield Plus Portfolio

                              Financial Highlights
--------------------------------------------------------------------------------

                                                         For the
                                                     Six Months Ended                    Year Ended December 31,
                                                       June 30, 2007     ------------------------------------------------------
                                                        (Unaudited)       2006         2005        2004       2003        2002
                                                        -----------      ------       ------      ------     ------      ------

Total Return (a)                                           1.66%(b)        5.00%(b)     2.66%(b)    0.79%      1.48%(b)    3.14%(b)
Ratios:
  Expenses (to average daily net assets)*                  0.40%(d)        0.29%        0.32%       0.41%      0.36%       0.36%
  Net Investment Income (to average daily net assets)*     5.04%(d)        4.54%        3.24%       1.36%      1.60%       2.99%
  Portfolio Turnover                                         18%(c)          43%          75%         39%       113%        160%
  Net Assets, End of Period (000's omitted)             $25,584         $21,400      $38,713     $67,267   $141,856    $146,771

-----------------
* For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/ or reimbursed the Fund for a portion of its operating expenses.If this voluntary action had not been taken, the ratios without waivers and reimbursements would have been:

  Ratios (to average daily net assets):
    Expenses                                               0.51%(d)        0.54%        0.44%        N/A       0.37%       0.38%
    Net investment income                                  4.93%(d)        4.29%        3.12%        N/A       1.59%       2.97%

(a) Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were invested, and adjusted for the difference in expenses as set out in the notes to the financial statements.
(b)  Total return would have been lower in the absence of expense waivers.
(c)  Not annualized.
(d)  Calculated on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Master Portfolio
                      Standish Mellon Yield Plus Portfolio

                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Organization and Significant Accounting Policies:

     Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Yield Plus Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

     The objective of the Portfolio is to achieve a high level of current income consistent with preserving principal and liquidity. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in dollar-denominated money market instruments, short-term fixed income securities and asset-backed securities of U.S. and foreign governments, banks and companies.

     At June 30, 2007 there was one fund, Standish Mellon Yield Plus Fund (the "Fund"), invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at June 30, 2007 was 100%.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A.   Investment security valuations

     Securities are valued at the last sale prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last quoted bid price. Securities that are fixed income securities, other than short-term instruments with less than sixty days remaining to maturity, for which market prices are readily available, are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or dealers in such securities. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees. With respect to any portion of the Portfolio's assets that are invested in one or more open-end regulated investment companies ("RICs"), the Portfolio's net asset value ("NAV") will be calculated based upon the NAVs of such RICs.

     Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers, including counterparties, or pricing services.

     Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and then is valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B.   Securities transactions and income

     Securities transactions are recorded as of the trade date. Interest income is determined on the basis of coupon interest earned, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities and short-term securities with greater than sixty days to maturity when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     C.   Income taxes

     The Portfolio is treated as a disregarded entity for U.S. federal income tax purposes and consequently, each corresponding Feeder Fund that invests in a Portfolio is treated for U.S. federal income tax purposes as owning all of the underlying assets of such Portfolio. No provision is made by the Portfolio for federal or state income taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since the Portfolio's investor is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them.

                  Mellon Institutional Funds Master Portfolio
                      Standish Mellon Yield Plus Portfolio

                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     D.   Commitments and contingencies

     In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

     E.   Expenses

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among funds of the Trust or portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

     F.   Affiliated issuers

     Affiliated issuers are investment companies advised by Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of The Bank of New York Mellon Corporation ("BNY Mellon"), or its affiliates.

     G.   New Accounting Requirements

     In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

(2)  Investment Advisory Fee and Other Transactions with Affiliates:

     The investment advisory fee paid to Standish Mellon for overall investment advisory, administrative services, and general office facilities is paid monthly at the annual rate of 0.20% of the Portfolio's average daily net assets. Standish Mellon voluntarily agreed to limit the total annual operating expenses of the Fund and its pro rata share of the Portfolio's expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.40% of the Fund's average daily net assets. Pursuant to this agreement, for the six months ended June 30, 2007, Standish Mellon voluntarily waived a portion of its investment advisory fee in the amount of $14,695. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

     The Portfolio Trust has entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly owned subsidiary of BNY Mellon and an affiliate of Standish Mellon, to provide custody, administration and fund accounting services for the Portfolio. For these services the Portfolio pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement the Portfolio was charged $23,146 for the six months ended June 30, 2007.

     The Portfolio Trust also entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Portfolio's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. Pursuant to this agreement, Mellon Bank earned $21 for the six months ended June 30, 2007. See Note 6 for further details.

     The Trust reimburses BNY Mellon Asset Management for a portion of the salary of the Trust's and Portfolio Trust's Chief Compliance Officer. No other director, officer or employee of Standish Mellon or its affiliates received any compensation from the Trust or the Portfolio Trust for serving as an officer or Trustee of the Trust or the Portfolio Trust. The Fund and Portfolio Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates (the "Independent Trustees") an annual fee and the Portfolio Trust pays each Independent Trustee a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the counsel to the Independent Trustees.

(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2007 were as follows:

                                             Purchases         Sales
                                           ------------     ------------
        U.S. Government Securities         $         --     $    243,575
                                           ------------     ------------
        Non-U.S. Government Securities     $  7,551,775     $  3,438,670
                                           ============     ============

                  Mellon Institutional Funds Master Portfolio
                      Standish Mellon Yield Plus Portfolio

                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(4)  Federal Taxes:

     In July 2006, FASB issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has evaluated the implications of FIN 48 and determined that it will not have any impact on the financial statements.

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2007, as computed on a federal income tax basis, were as follows:

       Cost for federal income tax purposes           $ 25,927,406
                                                      ============
       Gross unrealized appreciation                        27,462
       Gross unrealized depreciation                      (255,258)
                                                      ------------
       Net unrealized appreciation (depreciation)     $   (227,796)
                                                      ============

(5)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Portfolio may trade the following financial instruments with off-balance sheet risk:

     Futures contracts

     The Portfolio may enter into financial futures contracts for the purchase or sale of securities, or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements, the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized appreciation or depreciation by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may also arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At June 30, 2007, the Portfolio held open financial futures contracts. See the Schedule of Investments for further details.

(6)  Security Lending:

     The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

     The Portfolio loaned securities during the six months ended June 30, 2007 and earned interest on the invested collateral of $3,635 of which, $3,585 was rebated to borrowers or paid in fees. At June 30, 2007, the Portfolio had no securities on loan.

                  Mellon Institutional Funds Master Portfolio
                      Standish Mellon Yield Plus Portfolio

                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(7)  Line of Credit:

     The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. The Fund/Portfolio also pays an annual renewal fee, computed at a rate of 0.020 of 1% of the committed amount and allocated ratably to the participating funds/portfolios. For the six months ended June 30, 2007, the Portfolio was not charged a fee.

     For the six months ended June 30, 2007, the Portfolio did not borrow from the credit line.

(8)  Subsequent Event:

     On June 22, 2007, the Board of Trustees of the Trust considered and approved a proposal to liquidate and dissolve the Fund. If the shareholders of record of the Fund approve these actions at a meeting anticipated to be held in late September 2007, the Fund will be liquidated and dissolved as soon as practicable thereafter. It is currently expected that the liquidation and dissolution of the Fund would be effective on or before the close of business on October 26, 2007.

Trustees and Officers (Unaudited)

The following table lists the Trust's trustees and officers; their age, address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended June 30, 2007. The Fund's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                        Number of                      Trustee
                                                                Principal             Portfolios in     Other       Remuneration
Name (Age)                                     Term of Office  Occupation(s)           Fund Complex  Directorships  (period ended
Address, and                 Position(s)       and Length of    During Past            Overseen by      Held by        June 30,
Date of Birth              Held with Trust      Time Served      5 Years                 Trustee        Trustee         2007)
-----------------------------------------------------------------------------------------------------------------------------------

Samuel C. Fleming (66)         Trustee         Trustee since   Chairman Emeritus,          32            None         Fund: $375
61 Meadowbrook Road                            11/3/1986       Decision Resources, Inc.                            Portfolio: $441
Weston, MA 02493                                               ("DRI") (biotechnology
9/30/40                                                        research and consulting
                                                               firm); formerly Chairman
                                                               of the Board and Chief
                                                               Executive Officer, DRI

Benjamin M. Friedman (63)      Trustee         Trustee since   William Joseph Maier,       32            None         Fund: $375
c/o Harvard University                         9/13/1989       Professor of Political                              Portfolio: $441
Littauer Center 127                                            Economy, Harvard
Cambridge, MA 02138                                            University
8/5/44

John H. Hewitt (72)            Trustee         Trustee since   Trustee, Mertens            32            None         Fund: $375
P.O. Box 2333                                  11/3/1986       House, Inc. (hospice)                               Portfolio: $441
New London, NH 03257
4/11/35

Caleb Loring III (63)          Trustee         Trustee since   Trustee, Essex Street       32            None         Fund: $375
c/o Essex Street Associates                    11/3/1986       Associates (family                                  Portfolio: $475
P.O. Box 5600                                                  investment trust office)
Beverly, MA 01915
11/14/43

Interested Trustees

Patrick J. Sheppard (42)*  Trustee, President  Since 2003      President and Chief         32            None             $0
The Boston Company            and Chief                        Operating Officer of
Asset Management, LLC      Executive Officer                   The Boston Company
One Boston Place                                               Asset Management, LLC;
Boston, MA 02108                                               formerly Senior Vice President
7/24/65                                                        and Chief Operating Officer,
                                                               Mellon Asset Management
                                                               ("MAM") and Vice
                                                               President and Chief
                                                               Financial Officer, MAM

* Effective August 10, 2007, Mr. Sheppard resigned as Trustee, President and Chief Executive Officer of the Trust.

Principal Officers who are Not Trustees

Name (Age)                                         Term of Office
Address, and                     Position(s)       and Length of             Principal Occupation(s)
Date of Birth                  Held with Trust      Time Served                During Past 5 Years
----------------------------------------------------------------------------------------------------------------------------

Barbara A. McCann (46)*        Vice President      Since 2003         Senior Vice President and Head of Operations,
BNY Mellon Asset Management    and Secretary                          BNY Mellon Asset Management ("MAM"); formerly First
One Boston Place                                                      Vice President, MAM and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson (42)        Vice President      Vice President     Vice President and Mutual Funds Controller,
BNY Mellon Asset Management    and Treasurer       since 1999;        BNY Mellon Asset Management; formerly Assistant
One Boston Place                                   Treasurer          Vice President and Mutual Funds Controller, Standish
Boston, MA 02108                                   since 2002         Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland (56)        Assistant Vice      Since 1996         First Vice President and Manager, Mutual Funds
BNY Mellon Asset Management      President                            Operations, BNY Mellon Asset Management; formerly
One Boston Place                                                      Vice President and Manager, Mutual Fund Operations,
Boston, MA 02108                                                      Standish Mellon Asset Management Company, LLC
8/19/51

Mary T. Lomasney (50)             Chief            Since 2005         First Vice President, BNY Mellon Asset Management and
BNY Mellon Asset Management     Compliance                            Chief Compliance Officer, Mellon Optima L/S Strategy
One Boston Place                 Officer                              Fund, LLC; formerly Director, Blackrock, Inc., Senior
Boston, MA 02108                                                      Vice President, State Street Research & Management
4/8/57                                                                Company ("SSRM"), and Vice President, SSRM

* Effective August 10, 2007, Ms. McCann was elected President and Chief Executive Officer of the Trust.

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

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

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

                        Mellon
                        --------------------------
                        Mellon Institutional Funds

                        One Boston Place
                        Boston, MA 02108-4408
                        800.221.4795
                        www.melloninstitutionalfunds.com

                                                                     6926SA0607

Item 2.  Code of Ethics.

         Not applicable to this semi-annual filing.

Item 3.  Audit Committee Financial Expert.

         Not applicable to this semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

         Not applicable to this semi-annual filing.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable to the Registrant.

Item 6.  Schedule of Investments

         Included as part of the Semi-Annual Report to Shareholders filed under
         Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable to the Registrant.

Item 8.  Portfolio Managers Of Closed-End Management Companies

         Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable to the Registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

         There have been no material changes.

Item 11. Controls and Procedures.

         (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures are effective based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date" as defined in Rule 30a-3(c) under the Investment Company Act of 1940).

         (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 that occurred during the Registrant's first fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

       (a)(1) Not applicable to this semi-annual filing.

       (a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as
              Exhibit 99CERT.302

       (a)(3) Not applicable to the Registrant.

         (b) Certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940 and pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99CERT.906.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                Mellon Institutional Funds Master Portfolio

By (Signature and Title):   /s/ BARBARA A. MCCANN
                            ---------------------
                            Barbara A. McCann, President and Secretary

                            Date:  September 7, 2007



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.


By (Signature and Title):   /s/ BARBARA A. MCCANN
                            ---------------------
                            Barbara A. McCann, President and
                            Chief Executive Officer

                            Date:  September 7, 2007



By (Signature and Title):   /s/ STEVEN M. ANDERSON
                            ----------------------
                            Steven M. Anderson, Vice President and Treasurer

                            Date:  September 7, 2007